                                               1933 Act Registration No.33-77470

                         SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549

                                      FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
              SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM

                                       N-8B-2
                           POST-EFFECTIVE AMENDMENT NO. 6

                               SEPARATE ACCOUNT VUL-2

                                         of

                    THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                               (Exact Name of Trust)

THE AMERICAN FRANKLIN LIFE              ROSS D. FRIEND., ESQ.
INSURANCE COMPANY                       Senior Vice President,
(Name of Depositor)                     Assistant Secretary and General Counsel
#1 Franklin Square                      THE AMERICAN FRANKLIN LIFE
Springfield, Illinois 62713             INSURANCE COMPANY
(Address of Depositor's                 #1 Franklin Square
Principal Executive Offices)            Springfield, Illinois 62713
                                        (Name and Address of Agent for Service)

                       Insurance Company's Telephone Number,
                        including Area Code: (800) 528-2011

                                      Copy to:
                               STEPHEN E. ROTH, ESQ.
                          SUTHERLAND, ASBILL & BRENNAN LLP
                           1275 Pennsylvania Avenue, N.W.
                              Washington, D.C.  20004

Title of Securities Being Registered: Units of Interest in Separate Account VUL-2 issued under EquiBuilder III flexible premium variable life policies.

   It is proposed that this filing will become effective (check appropriate box)

                 / / immediately upon filing pursuant to paragraph (b)

                 /X/ on April 30, 1998 pursuant to paragraph (b)

                 / / 60 days after filing pursuant to paragraph (a) (i)

                 / / on April 30, 1998 pursuant to paragraph (a) (i) of Rule 485

                 / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             SEPARATE ACCOUNT VUL-2 OF

                    THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                           Post-Effective Amendment No. 6

                               RECONCILIATION AND TIE

 Registration Item
 of Form N-8B-2                                           Location in Prospectus
 --------------                                           ----------------------
 1..........................................  Cover Page.

 2..........................................  Cover Page.

 3..........................................  Inapplicable.

 4..........................................  Distribution of the Policies.

 5, 6, 7....................................  Separate Account Investment Choices - The Separate
                                              Account and Its Investment Divisions.

 8..........................................  Index to Financial Statements.

 9..........................................  Legal Proceedings.

 10(a)....................................... The Beneficiary; Assignment of a Policy.

 10(b)....................................... Policy Account Value - Determination of the
                                              Unit Value; Dividends.

 10(c), 10(d).................................The Features of EquiBuilder III Policies - Death
                                              Benefits, - Maturity Benefit, - Changing the Face
                                              Amount of Insurance; Separate Account Investment
                                              Choices - Right to Change Operations; Deductions
                                              and Charges - Surrender Charge, - Other
                                              Transaction Charges, - Allocation of Policy
                                              Account Charges; Policy Account Transactions -
                                              Changing Premium and Deduction Allocation
                                              Percentages, - Transfers of Policy Account Value
                                              Among Investment Divisions, - Borrowing from the
                                              Policy Account, - Withdrawing Money from the
                                              Policy Account, - Surrendering the Policy for Its
                                              Net Cash Surrender Value; Additional Information
                                              About EquiBuilder III Policies - Right To Examine
                                              the Policy; Payment of Proceeds; The Guaranteed
                                              Interest Division - Transfers from the Guaranteed
                                              Interest Division.

 10(e)....................................... Additional Information About EquiBuilder III
                                              Policies - Lapse of the Policy, - Reinstatement
                                              of the Policy.

 10(f)....................................... Separate Account Investment Choices - The Funds,
                                              - Right to Change Operations; Voting Rights of a
                                              Policy Owner.

 10(g)(1), 10(g)(2), 10(h)(1), 10(h)(2)...... Separate Account Investment Choices - The Funds,
                                              - Right to Change Operations; Deductions and
                                              Charges - Charges Against the Policy Account -
                                              Changes in Monthly Charges; Voting Rights of a
                                              Policy Owner.

 10(g)(3), 10(g)(4), 10(h)(3), 10(h)(4)...... Inapplicable.

 Registration Item
 of Form N-8B-2                                           Location in Prospectus
 --------------                                           ----------------------

 10(i)....................................... The Features of EquiBuilder III Policies -
                                              Changes in EquiBuilder III Policies, - Flexible
                                              Premium Payments, - Additional Benefits; Separate
                                              Account Investment Choices; Policy Account Value;
                                              Tax Effects; Payment Options; Payment of Proceeds.

 11.......................................... Separate Account Investment Choices - The Funds,
                                              - Investment Policies of the Portfolios of the
                                              Funds, - Ownership of the Assets of the Separate
                                              Account.

 12(a), 12(c), 12(d)........................  Separate Account Investment Choices - The Funds.

 12(b), 12(e).................................Inapplicable.

 13(a)....................................... Summary - Investment Choices of EquiBuilder III
                                              Policies, - Deductions and Charges; Separate
                                              Account Investment Choices - The Investment
                                              Manager of the Funds; Deductions and Charges.

 13(b), 13(c), 13(d), 13(e), 13(g)............Inapplicable.

 13(f)....................................... Distribution of the Policies.

 14.......................................... The Features of EquiBuilder III Policies - Policy
                                              Issuance Information; Limitations on American
                                              Franklin's Rights to Challenge a Policy;
                                              Distribution of the Policies - Applications.

 15.......................................... The Features of EquiBuilder III Policies -
                                              Flexible Premium Payments; Separate Account
                                              Investment Choices (Introduction); Deductions and
                                              Charges - Deductions from Premiums; Policy Account
                                              Transactions - Changing Premium and Deduction
                                              Allocation Percentages.

 16.......................................... Separate Account Investment Choices -
                                              (Introduction), - The Separate Account and Its
                                              Investment Divisions, - The Funds; Policy Account
                                              Value - Amounts in the Separate Account; Policy
                                              Account Transactions - Changing Premium and
                                              Deduction Allocation Percentages, - Transfers of
                                              Policy Account Value Among Investment Divisions,
                                              - Loan Requests, - Repaying the Loan; The
                                              Guaranteed Interest Division - Transfers from the
                                              Guaranteed Interest Division; Additional
                                              Information About EquiBuilder III Policies -
                                              Policy Periods, Anniversaries, Dates and Ages.

17(a), 17(b), 17(c)...........................The Features of EquiBuilder III Policies - Death
                                              Benefits, - Maturity Benefit, - Changing the Face
                                              Amount of Insurance, - Changes in EquiBuilder III
                                              Policies, - Flexible Premium Payments, -
                                              Additional Benefits; Separate Account Investment
                                              Choices - Right to Change Operations; Policy
                                              Account Value; Policy Account Transactions -
                                              Changing Premium and Deduction Allocation
                                              Percentages, - Transfers of Policy Account Value
                                              Among Investment Divisions, - Borrowing from the
                                              Policy Account, - Withdrawing Money from the
                                              Policy Account, - Surrendering the


 Registration Item
 of Form N-8B-2                                           Location in Prospectus
 --------------                                           ----------------------
 ............................................. Policy for Its Net Cash Surrender Value; The
                                              Guaranteed Interest Division - Transfers from the
                                              Guaranteed Interest Division; Additional
                                              Information About EquiBuilder III Policies -
                                              Right To Examine the Policy, - Lapse of Policy, -
                                              Reinstatement of the Policy; Tax Effects; Payment
                                              Options; Payment of Proceeds.

 18(a)....................................... Policy Account Value - Determination of the Unit
                                              Value.

18(b), 18(d)................................. Inapplicable.

 18(c)....................................... Summary - Investment Choices of EquiBuilder III
                                              Policies, - Deductions and Charges; Separate
                                              Account Investment Choices - Ownership of the
                                              Assets of the Separate Account; Deductions and
                                              Charges - Charges Against the Separate Account -
                                              Tax Reserve; The Guaranteed Interest Division
                                              (Introduction); Tax Effects.

 19.......................................... Reports to Policy Owners; Distribution of the
                                              Policies; Voting Rights of a Policy Owner.

 20(a)....................................... Separate Account Investment Choices - The Funds,
                                              - Right to Change Operations; Deductions and
                                              Charges - Charges Against the Policy Account
                                              - Changes in Monthly Charges; Voting Rights of a
                                              Policy Owner.

 20(b)....................................... Separate Account Investment Choices - The
                                              Separate Account and Its Investment Divisions.

 20(c), 20(d), 20(e), 20(f).................. Inapplicable.

 21(a)....................................... Policy Account Transactions - Borrowing from the
                                              Policy Account, - Loan Requests, - Policy Loan
                                              Interest, - When Interest is Due, - Repaying the
                                              Loan, - The Effects of a Policy Loan on the
                                              Policy Account; Tax Effects - Policy Proceeds.

 21(b), 21(c).................................Inapplicable.

 22.......................................... Limits on American Franklin's Right To Challenge
                                              a Policy.

 23.......................................... Inapplicable.

 24.......................................... The Features of EquiBuilder III Policies;
                                              Additional Information.

 25.......................................... The American Franklin Life Insurance Company.

 26.......................................... Inapplicable.

 27.......................................... The American Franklin Life Insurance Company;
                                              Other Policies and Contracts.

 28.......................................... The American Franklin Life Insurance Company;
                                              Management.


 Registration Item
 of Form N-8B-2                                           Location in Prospectus
 --------------                                           ----------------------


 29.......................................... The American Franklin Life Insurance Company;
                                              Management.

 30, 31, 32, 33, 34...........................Inapplicable.

 35.......................................... The American Franklin Life Insurance Company;
                                              Distribution of the Policies.

 36, 37.......................................Inapplicable.

 38, 39.......................................Distribution of the Policies.

 40.......................................... Inapplicable.

 41(a)....................................... Distribution of the Policies.

 41(b), 41(c), 42, 43........................ Inapplicable.

 44(a)(1).................................... Policy Account Value - Determination of the Unit
                                              Value.


 44(a)(2), 44(a)(3)...........................The Features of EquiBuilder III Policies - Death
                                              Benefits, - Maturity Benefit, - Changes in
                                              EquiBuilder III Policies; Separate Account
                                              Investment Choices - (Introduction), - The
                                              Separate Account and Its Investment Divisions, -
                                              The Funds, - Right to Change Operations;
                                              Deductions and Charges; Policy Account Value;
                                              Policy Account Transactions - Changing Premium
                                              and Deduction Allocation Percentages, - Transfers
                                              of Policy Account Value Among Investment
                                              Divisions, - Borrowing from the Policy Account, -
                                              Loan Requests, - Repaying the Loan, - Withdrawing
                                              Money from the Policy Account, - Surrendering the
                                              Policy for Its Net Cash Surrender Value; The
                                              Guaranteed Interest Division - Transfers from the
                                              Guaranteed Interest Division; Additional
                                              Information About EquiBuilder III Policies -
                                              Right To Examine the Policy, - Policy Periods,
                                              Anniversaries, Dates and Ages; Payment of
                                              Proceeds.

 44(a)(4).................................... Deductions and Charges - Charges Against the
                                              Separate Account - Tax Reserve; Tax Effects.

 44(a)(5).................................... Deductions And Charges - Deductions From Premiums.

 44(a)(6).................................... Deductions And Charges - Deductions From
                                              Premiums, - Charges Against the Policy Account, -
                                              Charges Against the Separate Account, - Surrender
                                              Charge; Policy Account Value - Amounts In the
                                              Separate Account, - Determination of the Unit
                                              Value.

 Registration Item
 of Form N-8B-2                                           Location in Prospectus
 --------------                                           ----------------------

 44(b)....................................... The Features of EquiBuilder III Policies - Death
                                              Benefits, - Maturity Benefit, - Changes in
                                              EquiBuilder III Policies; Separate Account
                                              Investment Choices (Introduction), - The Separate
                                              Account and Its Investment Divisions, - The
                                              Funds, - Right to Change About Operations;
                                              Deductions and Charges; Policy Account Value;
                                              Policy Account Transactions - Changing Premium
                                              and Deduction Allocation Percentages, - Transfers
                                              of Policy Account Value Among Investment
                                              Divisions, - Borrowing from the Policy Account, -
                                              Loan Requests, - Repaying the Loan, - Withdrawing
                                              Money from the Policy Account, - Surrendering the
                                              Policy for Its Net Cash Surrender Value; The
                                              Guaranteed Interest Division - Transfers from the
                                              Guaranteed Interest Division; Additional
                                              InformationEquiBuilder III Policies - Right To
                                              Examine the Policy, - Policy Periods,
                                              Anniversaries, Dates and Ages; Tax Effects;
                                              Payment of Proceeds.

44(c).......................................  The Features of EquiBuilder III Policies - Death
                                              Benefits, - Maturity Benefit, - Changes in
                                              EquiBuilder III Policies, - Flexible Premium
                                              Payments; Separate Account Investment Choices
                                              - (Introduction), - The Separate Account and Its
                                              Investment Divisions, - The Funds; Deductions and
                                              Charges; Policy Account Value; Policy Account
                                              Transactions - Changing Premium and Deduction
                                              Allocation Percentages, - Transfers of Policy
                                              Account Value Among Investment Divisions, -
                                              Borrowing from the Policy Account, - Loan
                                              Requests, - Repaying the Loan, - Withdrawing
                                              Money from the Policy Account, - Surrendering the
                                              Policy for Its Net Cash Surrender Value; The
                                              Guaranteed Interest Division - Transfers from the
                                              Guaranteed Interest Division; Additional
                                              Information About EquiBuilder III Policies -
                                              Right To Examine the Policy, - Policy Periods,
                                              Anniversaries, Dates and Ages; Tax Effects;
                                              Payment of Proceeds.

 45.......................................... Inapplicable.

 46(a)....................................... The Features of EquiBuilder III Policies - Death
                                              Benefits, - Maturity Benefit, - Changes in
                                              EquiBuilder III Policies; Separate Account
                                              Investment Choices - (Introduction), - The
                                              Separate Account and Its Investment Divisions, -
                                              the Funds, - Right to Change Operations;
                                              Deductions and Charges; Policy Account Value;
                                              Policy Account Transactions - Changing Premium
                                              and Deduction Allocation Percentages, - Transfers
                                              of Policy Account Value Among Investment
                                              Divisions, - Borrowing from the Policy Account, -
                                              Loan Requests, - Repaying the Loan, - Withdrawing
                                              Money from the Policy Account, - Surrendering the
                                              Policy for Its Net Cash Surrender Value; The
                                              Guaranteed Interest Division - Transfers from the
                                              Guaranteed Interest Division; Additional
                                              Information About EquiBuilder III Policies -
                                              Right To Examine the Policy, - Policy Periods,
                                              Anniversaries, Dates and Ages; Tax Effects;
                                              Payment of Proceeds.


 Registration Item
 of Form N-8B-2                                           Location in Prospectus
 --------------                                           ----------------------

 46(b), 47, 48, 49, 50........................Inapplicable.

 51(a) - (j)................................. Summary; Detailed Information About American
                                              Franklin and EquiBuilder III Policies; Additional
                                              Information.

 52(a)....................................... Separate Account Investment Choices - The Funds,
                                              - Right to Change Operations.

 52(b), 52(d).................................Inapplicable.

 52(c)....................................... Separate Account Investment Choices - The Funds,
                                              - Right to Change Operations; Deductions and
                                              Charges - Charges Against the Policy Account
                                              - Changes in Monthly Charges; Voting Rights of a
                                              Policy Owner.

 53(a)....................................... Tax Effects; Payment Options; Assignment of a
                                              Policy; Employee Benefit Plans.

 53(b), 54, 55, 56, 57, 58..................  Inapplicable.

 59.......................................... Financial Statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  Flexible Premium Variable Life Insurance Policy




                                EQUIBUILDER III-TM-


ISSUED BY
THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY



Prospectus Dated April 30, 1998




FIDELITY INVESTMENTS:                        Principal Office of both Fidelity
VARIABLE INSURANCE PRODUCTS FUND AND         Funds located at:
VARIABLE INSURANCE PRODUCTS FUND II          82 Devonshire Street
                                             Boston, Massachusetts  02109

Prospectus Dated April 30, 1998


MASSACHUSETTS FINANCIAL SERVICES COMPANY:    Principal Office located at:
MFS VARIABLE INSURANCE TRUST                 500 Boylston Street
                                             Boston, Massachusetts  02116

Prospectus Dated May 1, 1998



                                        THESE SECURITIES HAVE NOT BEEN APPROVED
                                        OR DISAPPROVED BY THE SECURITIES AND
                                        EXCHANGE COMMISSION NOR HAS THE
                                        COMMISSION PASSED UPON THE ACCURACY OR
                                        ADEQUACY OF THIS PROSPECTUS.  ANY
                                        REPRESENTATION TO THE CONTRARY IS A
                                        CRIMINAL OFFENSE.


  EquiBuilder III is a trademark of The American Franklin Life Insurance Company
--------------------------------------------------------------------------------

                                EQUIBUILDER III-TM-
                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                                     Issued by
                    THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

     THIS PROSPECTUS DESCRIBES EQUIBUILDER III, INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES ISSUED BY THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY ("AMERICAN FRANKLIN"). EQUIBUILDER III POLICIES PROVIDE LIFE INSURANCE COVERAGE WITH FLEXIBILITY IN DEATH BENEFITS, PREMIUM PAYMENTS AND INVESTMENT CHOICES. CAPITALIZED TERMS NOT OTHERWISE DEFINED ON THIS COVER PAGE HAVE THE MEANINGS DESIGNATED WITHIN THIS PROSPECTUS. EQUIBUILDER III IS A TRADEMARK OF AMERICAN FRANKLIN.

     EQUIBUILDER III PAYS A DEATH BENEFIT TO A BENEFICIARY DESIGNATED BY THE POLICY OWNER WHEN THE INSURED PERSON DIES IF THE POLICY IS STILL IN EFFECT. THE POLICY OWNER MAY CHOOSE OPTION A, A FIXED DEATH BENEFIT THAT EQUALS THE FACE AMOUNT OF THE POLICY, OR OPTION B, A VARIABLE DEATH BENEFIT THAT EQUALS THE FACE AMOUNT OF THE POLICY PLUS THE VALUE OF THE POLICY ACCOUNT ESTABLISHED FOR THE POLICY AS DESCRIBED IN THE NEXT PARAGRAPH. UNDER EITHER OPTION, A DEATH BENEFIT EQUAL TO A PERCENTAGE OF THE POLICY ACCOUNT ON THE DAY THE INSURED PERSON DIES WILL BE PAID IF THAT BENEFIT WOULD BE GREATER.

     AMERICAN FRANKLIN MAKES A DEDUCTION FROM EACH PREMIUM FOR SALES EXPENSES (SUBJECT TO AN ANNUAL MAXIMUM DEDUCTION) AND FOR ANY APPLICABLE PREMIUM TAXES. THE NET PREMIUM IS PUT IN THE POLICY ACCOUNT ESTABLISHED FOR EACH POLICY. THE POLICY OWNER MAY INSTRUCT AMERICAN FRANKLIN TO ALLOCATE AMOUNTS IN THE POLICY ACCOUNT TO AMERICAN FRANKLIN'S GUARANTEED INTEREST DIVISION (WHICH IS PART OF AMERICAN FRANKLIN'S GENERAL ACCOUNT AND PAYS INTEREST AT A DECLARED GUARANTEED
RATE) OR TO ONE OR MORE OF THE INVESTMENT DIVISIONS OF AMERICAN FRANKLIN'S SEPARATE ACCOUNT VUL-2 (THE "SEPARATE ACCOUNT"), OR BOTH. HOWEVER, UNTIL THE FIRST BUSINESS DAY FIFTEEN DAYS AFTER THE ISSUE DATE OF THE POLICY, THE POLICY ACCOUNT WILL BE INVESTED IN THE VIP MONEY MARKET DIVISION. VIP MONEY MARKET, VIP HIGH INCOME, VIP EQUITY-INCOME, VIP GROWTH, VIP OVERSEAS, VIPII INVESTMENT GRADE BOND, VIPII ASSET MANAGER, VIPII INDEX 500, VIPII ASSET MANAGER: GROWTH, VIPII CONTRAFUND, MFS EMERGING GROWTH, MFS RESEARCH, MFS GROWTH WITH INCOME, MFS TOTAL RETURN, MFS UTILITIES AND MFS VALUE DIVISIONS ARE AVAILABLE FOR INVESTMENT THROUGH THE SEPARATE ACCOUNT.


     FUNDS ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT ARE INVESTED IN SHARES OF A CORRESPONDING PORTFOLIO OF EITHER THE VARIABLE INSURANCE PRODUCTS FUND ("VIP"), THE VARIABLE INSURANCE PRODUCTS FUND II ("VIPII") OR THE MFS VARIABLE INSURANCE TRUST (INDIVIDUALLY, A "FUND," AND COLLECTIVELY, THE "FUNDS"), EACH OF WHICH IS A MUTUAL FUND. THE PROSPECTUSES OF THE FUNDS, ATTACHED TO THIS PROSPECTUS, DESCRIBE THE INVESTMENT OBJECTIVES, POLICIES AND RISKS OF EACH OF THE PORTFOLIOS OF THE FUNDS. SIXTEEN PORTFOLIOS OF THE FUNDS ARE CURRENTLY AVAILABLE: VIP MONEY MARKET, VIP HIGH INCOME, VIP EQUITY-INCOME, VIP GROWTH, VIP OVERSEAS, VIPII INVESTMENT GRADE BOND, VIPII ASSET MANAGER, VIPII INDEX 500, VIPII ASSET MANAGER: GROWTH, VIPII CONTRAFUND, MFS EMERGING GROWTH, MFS RESEARCH, MFS GROWTH WITH INCOME, MFS TOTAL RETURN, MFS UTILITIES AND MFS VALUE. SEE "SEPARATE ACCOUNT INVESTMENT CHOICES - THE FUNDS," BELOW.

     THE VALUE OF A POLICY ACCOUNT ALLOCATED TO THE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT WILL VARY WITH THE INVESTMENT PERFORMANCE OF THE CORRESPONDING PORTFOLIOS OF THE FUNDS; THERE IS NO MINIMUM GUARANTEED CASH VALUE FOR AMOUNTS ALLOCATED TO THE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT AND IF THE INVESTMENT PERFORMANCE OF THE CORRESPONDING PORTFOLIOS OF THE FUNDS IS ADVERSE, THE VALUE OF A POLICY ACCOUNT CAN DECLINE. THE VALUE OF THE GUARANTEED INTEREST DIVISION WILL DEPEND ON THE INTEREST RATES DECLARED. A POLICY ACCOUNT WILL ALSO BE INCREASED BY ADDITIONAL NET PREMIUMS PAID BY THE POLICY OWNER AND WILL BE REDUCED BY CHARGES MADE BY AMERICAN FRANKLIN FOR THE COST OF THE INSURANCE PROVIDED BY THE POLICY AND FOR EXPENSES. A SURRENDER CHARGE MAY BE IMPOSED IF A POLICY IS SURRENDERED OR LAPSES OR IF THE POLICY OWNER REDUCES THE POLICY'S FACE AMOUNT.

     AFTER THE FIRST PREMIUM, THE POLICY OWNER MAY DECIDE, WITHIN LIMITS, THE AMOUNT AND FREQUENCY OF PREMIUM PAYMENTS. THE POLICY OWNER MAY ALSO INCREASE OR DECREASE THE AMOUNT OF INSURANCE PROTECTION, WITHIN LIMITS.

     AMERICAN FRANKLIN'S HOME OFFICE AND PRINCIPAL EXECUTIVE OFFICE IS #1 FRANKLIN SQUARE, SPRINGFIELD, ILLINOIS 62713, TELEPHONE (800) 528-2011. INQUIRIES AND NOTICES SHOULD BE ADDRESSED TO AMERICAN FRANKLIN'S ADMINISTRATIVE OFFICE AT THAT ADDRESS.

     THE POLICY OWNER HAS THE RIGHT TO EXAMINE THE POLICY OFFERED HEREBY AND RETURN IT TO AMERICAN FRANKLIN FOR A REFUND. SEE "ADDITIONAL INFORMATION ABOUT EQUIBUILDER III POLICIES - RIGHT TO EXAMINE THE POLICY," BELOW, FOR INFORMATION ABOUT THE MANNER IN WHICH THIS RIGHT MAY BE EXERCISED AND ABOUT LIMITATIONS ON THAT RIGHT.

     THE POLICIES DESCRIBED HEREIN ARE NOT INTENDED FOR USE IN CONNECTION WITH QUALIFIED PLANS OR TRUSTS UNDER THE INTERNAL REVENUE CODE.

     THIS PROSPECTUS SHOULD BE READ CAREFULLY FOR DETAILS ON THE POLICY BEING OFFERED AND KEPT FOR FUTURE REFERENCE. THIS PROSPECTUS IS NOT VALID UNLESS IT IS ATTACHED TO THE CURRENT PROSPECTUS FOR THE FUNDS.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     BECAUSE OF THE DEDUCTIONS AND CHARGES APPLICABLE TO THE PURCHASE OF NEW INSURANCE OFFERED HEREBY, IT MAY NOT BE TO A PURCHASER'S ADVANTAGE TO REPLACE EXISTING INSURANCE OR, IF A PURCHASER ALREADY OWNS A FLEXIBLE PREMIUM INSURANCE POLICY, TO ACQUIRE ADDITIONAL INSURANCE THROUGH THE PURCHASE OF A POLICY DESCRIBED IN THIS PROSPECTUS.

     THE PURCHASE OF THE POLICY INVOLVES CERTAIN RISKS. BECAUSE IT IS A VARIABLE LIFE INSURANCE POLICY, THE VALUE OF THE POLICY REFLECTS THE INVESTMENT PERFORMANCE OF THE SELECTED INVESTMENT DIVISIONS. INVESTMENT RESULTS CAN VARY BOTH UP AND DOWN AND CAN EVEN DECREASE THE VALUE OF THE PREMIUM PAYMENTS. THEREFORE, POLICY OWNERS COULD

LOSE ALL OR PART OF THE MONEY THEY HAVE INVESTED. AMERICAN FRANKLIN DOES NOT GUARANTEE THE VALUE OF THE POLICY. RATHER, POLICY OWNERS BEAR ALL INVESTMENT RISKS.

     LIFE INSURANCE IS INTENDED TO BE A LONG-TERM INVESTMENT. POLICY OWNERS SHOULD EVALUATE THEIR INSURANCE NEEDS AND THE POLICY'S LONG-TERM INVESTMENT POTENTIAL AND RISKS BEFORE PURCHASING THE POLICY.

     PARTIAL WITHDRAWALS AND SURRENDER OF THE POLICY MAY BE SUBJECT TO TAX, AND BEFORE THE POLICY OWNER ATTAINS AGE 59 1/2, MAY ALSO BE SUBJECT TO A 10% FEDERAL PENALTY TAX IF THE POLICY BECOMES A "MODIFIED ENDOWMENT CONTRACT". LOANS MAY BE TAXABLE IF THE POLICY BECOMES A MODIFIED ENDOWMENT CONTRACT.



                   THE DATE OF THIS PROSPECTUS IS APRIL 30, 1998
           Copyright 1998 The American Franklin Life Insurance Company.
                                All rights reserved.

                                 TABLE OF CONTENTS

                                                                            PAGE
Definitions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   iv

SUMMARY

Features of EquiBuilder III Policies . . . . . . . . . . . . . . . . . . .    1
Investment Choices of EquiBuilder III Policies . . . . . . . . . . . . . .    2
Deductions and Charges . . . . . . . . . . . . . . . . . . . . . . . . . .    3
Policy Accounts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5
Additional Information About EquiBuilder III Policies. . . . . . . . . . .    5

DETAILED INFORMATION ABOUT AMERICAN FRANKLIN AND EQUIBUILDER III POLICIES

The American Franklin Life Insurance Company . . . . . . . . . . . . . . .    6
The Features of EquiBuilder III Policies . . . . . . . . . . . . . . . . .    7
    How EquiBuilder III Policies Differ from Whole Life Insurance. . . . .    7
    Death Benefits . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7
    Policy Issuance Information. . . . . . . . . . . . . . . . . . . . . .    8
    Maturity Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . .    8
    Changes in EquiBuilder III Policies. . . . . . . . . . . . . . . . . .    8
    Changing the Face Amount of Insurance. . . . . . . . . . . . . . . . .    9
    Changing Death Benefit Options . . . . . . . . . . . . . . . . . . . .    9
    When Policy Changes Go into Effect . . . . . . . . . . . . . . . . . .   10
    Flexible Premium Payments. . . . . . . . . . . . . . . . . . . . . . .   10
    Additional Benefits. . . . . . . . . . . . . . . . . . . . . . . . . .   11
      Disability Waiver Benefit. . . . . . . . . . . . . . . . . . . . . .   11
      Accidental Death Benefit . . . . . . . . . . . . . . . . . . . . . .   11
      Children's Term Insurance. . . . . . . . . . . . . . . . . . . . . .   11
      Term Insurance on an Additional Insured Person . . . . . . . . . . .   11
      Accelerated Benefit Settlement Option Rider. . . . . . . . . . . . .   11
Separate Account Investment Choices. . . . . . . . . . . . . . . . . . . .   11
    The Separate Account and Its Investment Divisions. . . . . . . . . . .   12
    The Funds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   12
    Investment Policies of the Portfolios of the Funds . . . . . . . . . .   12
    Ownership of the Assets of the Separate Account. . . . . . . . . . . .   14
    Right to Change Operations . . . . . . . . . . . . . . . . . . . . . .   15
Deductions and Charges . . . . . . . . . . . . . . . . . . . . . . . . . .   15
    Deductions from Premiums . . . . . . . . . . . . . . . . . . . . . . .   15
    Charges Against the Policy Account . . . . . . . . . . . . . . . . . .   16
      Administrative Charge. . . . . . . . . . . . . . . . . . . . . . . .   16
      Cost of Insurance Charge . . . . . . . . . . . . . . . . . . . . . .   16
      Charges for Additional Benefits. . . . . . . . . . . . . . . . . . .   17
      Changes in Monthly Charges . . . . . . . . . . . . . . . . . . . . .   17
    Charges Against the Separate Account . . . . . . . . . . . . . . . . .   17
      Mortality and Expense Risks. . . . . . . . . . . . . . . . . . . . .   17
      Charges Against the Funds. . . . . . . . . . . . . . . . . . . . . .   18
      Tax Reserve. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   18
    Surrender Charge . . . . . . . . . . . . . . . . . . . . . . . . . . .   19
    Other Transaction Charges. . . . . . . . . . . . . . . . . . . . . . .   21
      Partial Withdrawal of Net Cash Surrender Value . . . . . . . . . . .   21
      Increase in the Face Amount of Insurance . . . . . . . . . . . . . .   21
      Transfers. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   21



                                          i


                           TABLE OF CONTENTS (CONTINUED)

                                                                            PAGE
       Illustrations . . . . . . . . . . . . . . . . . . . . . . . . . . .   21
    Allocation of Policy Account Charges . . . . . . . . . . . . . . . . .   21
Policy Account Value . . . . . . . . . . . . . . . . . . . . . . . . . . .   21
    Amounts in the Separate Account. . . . . . . . . . . . . . . . . . . .   22
    Determination of the Unit Value. . . . . . . . . . . . . . . . . . . .   22
Policy Account Transactions. . . . . . . . . . . . . . . . . . . . . . . .   23
    Changing Premium and Deduction Allocation Percentages  . . . . . . . .   23
    Transfers of Policy Account Value Among Investment Divisions . . . . .   23
    Borrowing from the Policy Account. . . . . . . . . . . . . . . . . . .   23
    Loan Requests. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   24
    Policy Loan Interest . . . . . . . . . . . . . . . . . . . . . . . . .   24
    When Interest is Due . . . . . . . . . . . . . . . . . . . . . . . . .   24
    Repaying the Loan. . . . . . . . . . . . . . . . . . . . . . . . . . .   24
    The Effects of a Policy Loan on the Policy Account . . . . . . . . . .   25
    Lapse of the Policy. . . . . . . . . . . . . . . . . . . . . . . . . .   26
    Withdrawing Money from the Policy Account. . . . . . . . . . . . . . .   26
    Withdrawal Charges . . . . . . . . . . . . . . . . . . . . . . . . . .   26
    The Effects of a Partial Withdrawal. . . . . . . . . . . . . . . . . .   26
    Surrendering the Policy for Its Net Cash Surrender Value . . . . . . .   27
The Guaranteed Interest Division . . . . . . . . . . . . . . . . . . . . .   27
    Amounts in the Guaranteed Interest Division. . . . . . . . . . . . . .   27
    Interest on Amounts in the Guaranteed Interest Division. . . . . . . .   27
    Transfers from the Guaranteed Interest Division. . . . . . . . . . . .   28
Additional Information About EquiBuilder III Policies. . . . . . . . . . .   28
    Right to Examine the Policy. . . . . . . . . . . . . . . . . . . . . .   28
    Lapse of the Policy. . . . . . . . . . . . . . . . . . . . . . . . . .   28
    Reinstatement of the Policy. . . . . . . . . . . . . . . . . . . . . .   29
    Policy Periods, Anniversaries, Dates and Ages. . . . . . . . . . . . .   29
Federal Tax Considerations . . . . . . . . . . . . . . . . . . . . . . . .   30
    Introduction . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   30
    Tax Status of the Policy . . . . . . . . . . . . . . . . . . . . . . .   30

    Possible Tax Law Changes . . . . . . . . . . . . . . . . . . . . . . .   31

    Tax Treatment of Policy Benefits . . . . . . . . . . . . . . . . . . .   31
    American Franklin's Income Taxes . . . . . . . . . . . . . . . . . . .   33
    Income Tax Withholding . . . . . . . . . . . . . . . . . . . . . . . .   33

ILLUSTRATIONS OF DEATH BENEFITS, POLICY ACCOUNT AND CASH SURRENDER VALUES,
 AND ACCUMULATED PREMIUMS. . . . . . . . . . . . . . . . . . . . . . . . .   33

ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . .   39

Voting Rights of a Policy Owner. . . . . . . . . . . . . . . . . . . . . .   39
    Voting Rights of the Funds . . . . . . . . . . . . . . . . . . . . . .   39
    Determination of Voting Shares . . . . . . . . . . . . . . . . . . . .   39
    How Shares of the Funds Are Voted. . . . . . . . . . . . . . . . . . .   39
    Voting Privileges of Participants in Other Separate Accounts . . . . .   40
    Separate Account Voting Rights . . . . . . . . . . . . . . . . . . . .   40
Reports to Policy Owners . . . . . . . . . . . . . . . . . . . . . . . . .   40
Limits on American Franklin's Right to Challenge a Policy. . . . . . . . .   40
Payment Options. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   41
The Beneficiary. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   42
Assignment of a Policy . . . . . . . . . . . . . . . . . . . . . . . . . .   42
Employee Benefit Plans . . . . . . . . . . . . . . . . . . . . . . . . . .   42
Payment of Proceeds. . . . . . . . . . . . . . . . . . . . . . . . . . . .   43


                                          ii


                           TABLE OF CONTENTS (CONTINUED)

                                                                            PAGE
Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   43
Distribution of the Policies . . . . . . . . . . . . . . . . . . . . . . .   43
Applications . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   44
Reinsurance Agreements . . . . . . . . . . . . . . . . . . . . . . . . . .   44
Administrative Services. . . . . . . . . . . . . . . . . . . . . . . . . .   45
State Regulation . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   45
Year 2000 Transition . . . . . . . . . . . . . . . . . . . . . . . . . . .   45
Legal Matters. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   45
Legal Proceedings. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   45
Experts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   46
Registration Statement . . . . . . . . . . . . . . . . . . . . . . . . . .   46
Other Policies and Contracts . . . . . . . . . . . . . . . . . . . . . . .   46
Management . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   46

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . .  F-1













THE POLICY IS NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. AMERICAN FRANKLIN DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS OR ANY ATTACHED SUPPLEMENT THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY AMERICAN FRANKLIN.

                                    DEFINITIONS

Set forth below is a glossary of certain terms used in this Prospectus.

ADMINISTRATIVE OFFICE-The address of the Administrative Office of American Franklin is #1 Franklin Square, Springfield, Illinois 62713-0001.

AGE-The age of the Insured Person on his or her birthday nearest the date on which a determination of the Insured Person's age is made.

AMERICAN FRANKLIN-The American Franklin Life Insurance Company, an Illinois stock life insurance company and the issuer of the EquiBuilder III individual flexible premium variable life insurance policies described in this Prospectus.

AMOUNT AT RISK-The difference between the amount of the Policy Account and the current death benefit of a policy at any time.

CASH SURRENDER VALUE-The amount of the Policy Account less any applicable surrender charges.

CODE-The Internal Revenue Code of 1986, as amended.

DATE OF PAYMENT-Normally, the day of receipt by American Franklin at its Administrative Office of a check for the full initial premium of a policy.

FACE AMOUNT-The face amount of insurance shown on the Policy Information page of a policy. The Face Amount is the minimum death benefit payable under a policy while the policy remains in effect. The death benefit proceeds will be reduced by any outstanding loan and loan interest on the policy and any due and unpaid charges.

FINAL POLICY DATE-The policy anniversary nearest the Insured Person's 95th birthday. American Franklin will pay to the Policy Owner the amount of the Policy Account, net of any outstanding loan and loan interest on the policy, if the Insured Person is still living on the Final Policy Date.

FUND(S)-Each of Variable Insurance Products Fund, a "series" type mutual fund, five portfolios of which are available for investment of amounts allocated to the investment divisions of the Separate Account, Variable Insurance Products Fund II, a "series" type mutual fund, five portfolios of which are available for investment of amounts allocated to the investment divisions of the Separate Account, and MFS Variable Insurance Trust, a "series" type mutual fund, six portfolios of which are available for investment of amounts allocated to the investment divisions of the Separate Account, is referred to as a Fund. All three are referred to collectively as the Funds.

GUARANTEED INTEREST DIVISION-A part of American Franklin's General Account in which amounts in a Policy Account other than those allocated to the Separate Account earn interest at a rate stipulated in advance and guaranteed by American Franklin.

INSURED PERSON-The person whose life is insured under a policy.

ISSUE DATE-The date that American Franklin actually issues a policy.

NET CASH SURRENDER VALUE-Cash Surrender Value less any outstanding loan and loan interest on the policy.

NET PREMIUM-The amount of any premium paid by the Policy Owner less the amount of applicable state and local premium taxes, if any, and less a sales expense deduction equal to 5% of each premium paid during any policy year until total premiums for that policy year equal the Target Premium.

POLICY ACCOUNT-The sum of amounts allocated to the investment divisions of the Separate Account and American Franklin's Guaranteed Interest Division for a particular policy.

POLICY ANNIVERSARY-An anniversary of the Register Date of a policy while the policy is in effect.

POLICY MONTH-A month-long period beginning on the Register Date and on the same day in each subsequent calendar month while a policy is in effect.

POLICY OWNER-The person designated as such on the Policy Information page of a policy.

POLICY YEAR-An annual period beginning on the Register Date and on each anniversary of the Register Date while the policy is in effect.

REGISTER DATE-The earlier of the Issue Date or the Date of Payment.

SEPARATE ACCOUNT-Separate Account VUL-2, a segregated investment account of American Franklin established under the Insurance Law of the State of Illinois in which amounts in a Policy Account other than those in the Guaranteed Interest Division are held for investment in one of the portfolios of the Funds. The value of amounts in the Separate Account will fluctuate in accordance with the performance of the corresponding portfolios of the Funds.

TARGET PREMIUM-A hypothetical annual premium which is based on the age and sex of the Insured Person, the initial Face Amount of the policy and the types and amounts of any additional benefits included in the policy. The Target Premium for each EquiBuilder III policy is shown on the Policy Information page of the policy.

                                      SUMMARY

     This Prospectus describes the regular EquiBuilder III-TM- policy. There may be differences between a particular policy and the description contained herein because of requirements of the state in which a policy is issued.
These differences will be reflected in the policy. Also American Franklin reserves the right to make modifications in light of particular circumstances.

     Unless indicated otherwise, the discussion of the terms of a representative policy contained in this Prospectus assumes that there is no policy loan outstanding, that the policy is not in a grace period and that state variations will be covered by a supplement or a policy endorsement, as appropriate.

     The policies described herein are not intended for use in connection with qualified plans or trusts under the Code.

     The purpose of the policy offered hereby is to provide insurance protection for a policy's beneficiary. The policy is not similar to or comparable to a mutual fund's systematic investment plan.

     The following Summary of this Prospectus should be read in conjunction with the detailed information appearing elsewhere herein.

     EquiBuilder III-TM- is a trademark of American Franklin.

                      FEATURES OF EQUIBUILDER III-TM- POLICIES

INSURANCE BENEFIT OPTIONS

     EquiBuilder III policies offer insurance on the life of the Insured Person. American Franklin will pay a death benefit when the Insured Person dies. American Franklin will pay a maturity benefit in lieu of a death benefit if the Insured Person is still living on the policy anniversary nearest his or her 95th birthday. Two death benefit options are available.

     Option A provides a death benefit equal to the Face Amount of the policy;
and

     Option B provides a death benefit equal to the Face Amount of the policy, plus the value of the Policy Account.

     Option B entails a higher cost of insurance charge and will cause the value of the Policy Account to be less than if Option A were chosen.

     Under either option, a death benefit equal to a percentage multiple of the Policy Account on the day the Insured Person dies will be paid if that death benefit would be greater than the death benefit payable under the option selected. Any outstanding loans or unpaid charges will be deducted before any death benefits are paid. Proceeds may be paid in a lump sum or under a variety of payment plans.

     A policy will remain in force only so long as an amount remains in the Policy Account sufficient to cover cost of insurance and other expense deductions and any surrender charge that would then be due.

     American Franklin will not issue an EquiBuilder III policy with a Face Amount of less than $50,000.

     See "The Features Of EquiBuilder III Policies-Death Benefits" and "Payment Options" below.

POLICY ACCOUNTS

     An account (the "Policy Account") is established by American Franklin in its records for each policy at the time of issue. After deduction of certain charges from premiums, the balance of each premium is credited to the Policy Account. A Policy Owner may allocate his or her Policy Account for investment to the Guaranteed Interest Division, which pays a declared interest rate, or to one or more of the investment divisions of the Separate Account, or both. See "Separate Account Investment Choices," below. Until the first business day 15 days following the Issue Date of a policy, the initial net premium and all other net premiums received during such period will be allocated to the VIP Money Market division of the Separate Account. See "Additional Information About EquiBuilder III Policies - Policy Periods, Anniversaries, Dates and Ages."

     The value of the Policy Account reflects the amount and frequency of premium payments, deductions and charges for the cost of insurance and expenses, the investment experience of amounts allocated to the Separate Account, interest earned on amounts allocated to the Guaranteed Interest Division, loans and partial withdrawals. There is no minimum guaranteed Policy Account value with respect to any amounts allocated to the investment divisions of the Separate Account and, if the investment performance of the portfolios corresponding to the investment divisions of the Separate Account is adverse, the value of a Policy Account can decline. See "Policy Account Value," below.

POLICY CHANGES

     At any time after the first policy year while a policy is in force, the Policy Owner may change the death benefit option chosen and may also increase or decrease the Face Amount of the policy, within limits. See "The Features Of EquiBuilder III Policies-Changes In EquiBuilder III Policies," "-Changing the Face Amount of Insurance," and "-Changing Death Benefit Options," below. Certain policy changes, such as a decrease in the Face Amount of a policy, may have adverse federal tax consequences. See "Federal Tax Considerations," below.

FLEXIBLE PREMIUM PAYMENTS

     The frequency and the amount of premium payments are determined by the Policy Owner, within certain limits. An initial minimum premium is required based on the age, sex and risk class of the Insured Person and the Face Amount of the policy. A Policy Owner may stipulate a planned periodic premium as a guideline for future premiums, but if the planned premiums are not paid insurance coverage will continue so long as the policy has sufficient Net Cash Surrender Value to cover monthly charges. The Policy Owner need not pay premiums of any set amount (except that the minimum premium is $100) or according to any set schedule, but may have to make additional premium payments to keep the policy in force if the policy's Net Cash Surrender Value is insufficient to cover monthly charges. Payment of stipulated planned periodic premiums may not always provide sufficient Net Cash Surrender Value to cover monthly charges. See "The Features of EquiBuilder III Policies-Flexible Premium Payments," below.

ADDITIONAL BENEFITS MAY BE AVAILABLE

     Additional benefits to the policy may be added by rider. These benefits may include an accidental death benefit, life insurance for additional insured persons, life insurance for children and a disability waiver benefit to waive the cost of monthly deductions. The cost of any additional benefits will be deducted monthly from the Policy Account. See "The Features of EquiBuilder III Policies-Additional Benefits," below.

INVESTMENT CHOICES OF EQUIBUILDER III POLICIES

     A Policy Owner may allocate amounts in his or her Policy Account for investment to either the Guaranteed Interest Division, which pays interest at a declared rate, or to any one or more of the investment divisions of the Separate Account, or both. The current investment divisions are:


  VIP Money Market
  VIP High Income
  VIP Equity-Income
  VIP Growth
  VIP Overseas
  VIPII Investment Grade Bond
  VIPII Asset Manager
  VIPII Index 500
  VIPII Asset Manager: Growth
  VIPII Contrafund
  MFS Emerging Growth
  MFS Research
  MFS Growth With Income

  MFS Total Return
  MFS Utilities
  MFS Value

Amounts allocated to any of the investment divisions are invested by American Franklin in shares of a corresponding portfolio of the Variable Insurance Products Fund, the Variable Insurance Products Fund II or the MFS Variable Insurance Trust (individually, a "Fund," and collectively, the "Funds"), each of which is a "series" type mutual fund. The portfolios of the Funds have different investment objectives, policies and risks. See "Separate Account Investment Choices - The Funds," below.

     In order to effect allocations to the investment divisions of the Separate Account, American Franklin will purchase and redeem shares of the corresponding portfolios of the Funds according to the Policy Owner's premium and deduction allocation percentages, respectively. The shares of the Funds are sold exclusively to separate accounts of insurance companies. Purchase and redemption of shares will be made at net asset value through Fidelity Distributors Corporation ("FDC") acting as distributor for Variable Insurance Products Fund and Variable Insurance Products Fund II and through MFS Fund Distributors, Inc. acting as distributor for MFS Variable Insurance Trust.


     Subject to the approval and supervision of the Boards of Trustees, Fidelity Management & Research Company ("FMR") manages the day-to-day investment operations of the Variable Insurance Products Fund and the Variable Insurance Products Fund II and exercises overall responsibility for the investment and reinvestment of their assets. See the Prospectus of the Variable Insurance Products Fund and the Variable Insurance Products Fund II for a description of the experience and qualifications of FMR. For managing each portfolio's investments and business affairs, each portfolio of the Variable Insurance Products Fund and the Variable Insurance Products Fund II pays FMR a monthly fee. See "Deductions and Charges - Charges Against the Funds", below, for a description of the way in which this fee is calculated.


     Massachusetts Financial Services Company ("MFS") provides the portfolios of the MFS Variable Insurance Trust with overall investment advisory and administrative services, as well as general office facilities. Subject to such policies as the Board of Trustees may determine, MFS makes investment decisions for each portfolio of the MFS Variable Insurance Trust. See the Prospectus of the MFS Variable Insurance Trust for a description of the experience and qualifications of MFS. For its services and facilities, MFS receives a monthly management fee. See "Deductions and Charges - Charges Against the Funds", below, for a description of the way in which this fee is calculated.

     For a full description of the Funds, see the Prospectuses of the Funds, which are attached to this Prospectus, and the Statements of Additional Information of the Funds referred to therein. Certain portfolios described in the Prospectuses of the Funds are NOT available under the policy. See also "Separate Account Investment Choices" and "The Guaranteed Interest Division," below.

                               DEDUCTIONS AND CHARGES

DEDUCTIONS FROM PREMIUMS

     A deduction for any applicable taxes is made from premium payments. The amount of tax will vary from one jurisdiction to another. Taxes currently range up to 5%. In addition, American Franklin makes a sales expense deduction equal to 5% of each premium paid during any policy year until total premiums for the policy year equal the Target Premium. This deduction is designed to recover some expenses of distributing policies. A contingent deferred sales charge may also be imposed during the first ten policy years if a policy is surrendered or lapses or the Face Amount is reduced. After such deduction, the balance (the "net premium") is placed in the Policy Account. See "Deductions and Charges-Deductions from Premiums" and "Deductions and Charges-Surrender Charge," below.

CHARGES AGAINST THE POLICY ACCOUNT

     Certain amounts are charged against every Policy Account by American Franklin at the beginning of each policy month. These are:

          an administrative charge (currently $6 per month plus an additional charge of $24 per month for each of the first 12 months a policy is in effect);

          a charge for additional benefits, if any; and

          a cost of insurance charge, which is based on the Insured Person's age, sex and risk class, and the amount of insurance.

     American Franklin guarantees that the monthly administrative and cost of insurance charges against the Policy Account will never be more than the maximum amounts shown in each policy.

     In addition, charges will be made upon each of the following:

          a partial withdrawal of Net Cash Surrender Value (currently $25 or 2% of the amount withdrawn, whichever is less);

          an increase in the Face Amount of insurance (currently a $1.50 administrative charge for each $1,000 increase, up to a maximum charge of $300); or

          a transfer between investment divisions in any policy year in which four transfers have already been made (up to $25 for each additional transfer).

     The Policy Owner generally may specify the manner in which charges against the Policy Account are to be allocated. See "Deductions and Charges-Charges Against the Policy Account" and "Deductions and Charges-Other Transaction Charges," below.

CHARGES AGAINST THE SEPARATE ACCOUNT

     American Franklin imposes a daily charge at an effective annual rate of .75% of the value of the assets in the investment divisions of the Separate
Account for certain mortality and expense risks that American Franklin assumes. In addition, the value of the assets in the investment divisions of the Separate Account will be effected by investment management fees and other direct expenses of the Funds. See "Deductions and Charges-Charges Against the Separate Account," below.

SURRENDER CHARGE

     During the first ten policy years, a surrender charge will be deducted from the Policy Account if:

          the policy is surrendered for its Net Cash Surrender Value; or

          the policy is permitted to lapse at the end of a grace period.

          Any request for a reduction of the Face Amount of a policy during the first ten policy years will be considered a partial surrender and a pro rata portion of the surrender charge will be deducted. The maximum total surrender charge applicable to a particular policy is specified in the policy and is approximately equivalent to 50% of one "target" premium, which is based on the annual premium for a fixed whole life insurance policy on the life of the Insured Person. At the end of the sixth policy year and at the end of each of the four succeeding policy years, the maximum surrender charge is reduced by an amount equal to 20% of the initial maximum surrender charge until, after the end of the tenth policy year, there is no surrender charge. Subject to the maximum surrender charge, the surrender charge will equal 25% of actual premiums paid during the first policy year up to one target premium plus 9% of all other premiums actually paid. The surrender charge is a contingent deferred sales charge designed to recover some expenses of distributing policies which are surrendered in their early years. See "Deductions and Charges-Surrender Charge," below. The expenses of distributing policies are also recovered through a sales expense deduction in the amount of 5% of each premium paid during any policy year until total premiums for that policy year equal the Target Premium. See "Deductions and Charges-Deductions from Premiums," below.

OTHER TRANSACTION CHARGES

     Charges will also be imposed for certain illustrations of expected death benefits and policy account values. See "Deductions and Charges - Other Transaction Charges."

                                  POLICY ACCOUNTS

TRANSFERS AMONG INVESTMENT DIVISIONS

     A Policy Owner may transfer amounts in the Policy Account among the investment divisions. Transfers among investment divisions of the Separate Account or into the Guaranteed Interest Division take effect on the date American Franklin receives the request for transfer from the Policy Owner. Transfers out of the Guaranteed Interest Division may be made only on or within 30 days after a policy anniversary and are limited in amount. Minimum amounts are required for each transfer, usually $500. If more than four transfers a policy year are made, an administrative charge may be deducted from the Policy Account. See "Policy Account Transactions-Transfers of Policy Account Value Among Investment Divisions" and "The Guaranteed Interest Division-Transfers from the Guaranteed Interest Division," below.

BORROWING AGAINST THE POLICY ACCOUNT

     The Policy Owner may borrow a total amount up to 90% of the Cash Surrender Value of his policy using the policy as security for the loan. A minimum loan amount, usually $500, will be stated in the policy. Policy loan interest accrues daily at a rate adjusted annually. For more information see "Policy Account Transactions-Borrowing from the Policy Account," below.
Loans are deducted from the amount payable on surrender of the Policy and are also deducted from any death benefit payable. Loan interest accrues daily and, if it is not repaid each year, it is capitalized. Depending upon investment performance of the investment divisions and the amounts borrowed, loans may cause a Policy to lapse. If the Policy is not a modified endowment contract, lapse of the Policy with loans outstanding may result in adverse tax consequences. (See "Federal Tax Considerations.")

WITHDRAWING CASH FROM THE POLICY ACCOUNT

     After a policy has been in effect for a year, the Policy Owner may make a partial withdrawal of Net Cash Surrender Value from the Policy Account. The current minimum withdrawal is $500, and each withdrawal is subject to certain other requirements. A charge (currently $25 or 2% of the amount withdrawn, whichever is less) will be deducted from the Policy Account for each withdrawal. See "Policy Account Transactions-Withdrawing Money from the Policy Account," below.

SURRENDERING THE POLICY FOR CASH

     Each EquiBuilder III policy has a Cash Surrender Value, which is the difference between the value of the Policy Account and any surrender charge which applies during the first ten policy years. If the policy is surrendered for cash, the Policy Owner will receive the Net Cash Surrender Value, which is the Cash Surrender Value less any outstanding loan and loan interest due. See "Policy Account Transactions-Surrendering the Policy for Its Net Cash Surrender Value," below. During the initial policy years, the applicable surrender charge may represent a substantial portion of the premiums paid. See "Illustrations of Death Benefits, Policy Account and Cash Surrender Values, and Accumulated Premiums," below.

               ADDITIONAL INFORMATION ABOUT EQUIBUILDER III POLICIES

RIGHT TO EXAMINE THE POLICY

     The Policy Owner has the right to examine the policy and to return it to American Franklin for a refund. A refund request must be postmarked by the latest of:


          10 days after the Policy Owner receives the policy; or 45 days after the Policy Owner signed the application for the policy.


See "Additional Information About EquiBuilder III Policies-Right to Examine the Policy," below.

FEDERAL TAX CONSIDERATIONS OF EQUIBUILDER III POLICIES

     Generally, the death benefit paid to the beneficiary of a policy is not subject to federal income tax. In addition, under current federal tax law, the Policy Owner does not have to pay income tax on any earnings in the Policy Account as long as they remain in the Policy Account. The federal tax treatment of distributions from a policy (including loans, assignments, pledges, partial withdrawals and distributions on maturity, lapse or surrender) may depend on whether the policy is treated as a "modified endowment contract." A policy will be treated as a modified endowment contract if, in general, the cumulative amount of premiums paid during specified periods exceeds certain levels relating to death benefits provided under the policy. See "Federal Tax Considerations," below.

LAPSE OF THE POLICY

     A policy can lapse if the Net Cash Surrender Value is insufficient to pay monthly charges. This situation can result even while a Policy Account has positive value if potential surrender charges and policy loans are large enough so that there is not enough left to cover monthly charges. Payment of planned premiums does not guarantee the continuation of the policy. Also, failure to pay premiums will not automatically cause the policy to terminate.
 However, additional premium payments will be needed if the Net Cash Surrender Value is not sufficient to pay monthly charges. American Franklin will give the Policy Owner notice that additional premiums are required before a policy is terminated. See "Additional Information About EquiBuilder III Policies-Lapse of the Policy," below.

INQUIRIES AND NOTICES

     All inquiries and notices regarding the policies should be directed to American Franklin at its Administrative Office at #1 Franklin Square, Springfield, Illinois 62713-0001. Currently, certain transactions under the policies may be effected by telephone. American Franklin reserves the right to suspend telephone transaction privileges at any time. American Franklin will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if these procedures are followed, will not be liable for any losses due to unauthorized or fraudulent instructions. Procedures followed for telephone transactions may involve requiring some form of personal identification, providing written confirmation of the transaction, and recording telephone instructions.

     DETAILED INFORMATION ABOUT AMERICAN FRANKLIN AND EQUIBUILDER III POLICIES

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

     The American Franklin Life Insurance Company ("American Franklin") is a legal reserve stock life, accident and health insurance company organized under the laws of the State of Illinois in 1981. It is engaged in the writing of variable universal life insurance and variable annuities.
American Franklin has another separate account (Separate Account VUL) which issues interests in variable insurance policies having policy features that are similar to those of EquiBuilder III policies but the assets of which are invested in a different open-end management investment company. American Franklin no longer offers new policies having an interest in Separate Account VUL. American Franklin also has a separate account which issues interests in variable annuities. American Franklin is presently authorized to write insurance in forty-six states, the District of Columbia and Puerto Rico. American Franklin's home office is located at #1 Franklin Square, Springfield, Illinois 62713.

     American Franklin is a wholly-owned subsidiary of The Franklin Life Insurance Company ("The Franklin"). The Franklin is a legal reserve stock life insurance company organized under the laws of the State of Illinois in 1884. The Franklin issues individual life insurance, annuity and accident and health insurance policies, group annuities and group life and health insurance and offers a variety of whole life, life, retirement income and level and decreasing term insurance plans. Its home office is located at #1 Franklin Square, Springfield, Illinois 62713. The Franklin is not the issuer of the policies offered by this Prospectus, however, it has certain indirect obligations in respect to those policies arising from The Franklin's undertakings to the issuer, American Franklin, as a reinsurer of portions of the death benefits provided under the policies.

     American General Corporation ("American General") through its wholly-owned subsidiary, AGC Life Insurance Company, owns all of the outstanding shares of common stock of The Franklin. The address of AGC Life Insurance Company is American General Center, Nashville, Tennessee 37250-0001. The address of American General is 2929 Allen Parkway, Houston, Texas 77019-2155.

     American General is one of the largest diversified financial services organizations in the United States. American General's operating subsidiaries are leading providers of retirement services, consumer loans, and life insurance. American General was incorporated as a general business corporation in Texas in 1980 and is the successor to American General Insurance Company, an insurance company incorporated in Texas in 1926.

     American General has advised American Franklin that there was no person who was known to it to be the beneficial owner of 10% or more of the voting power of American General as of March 5, 1998.


                       THE FEATURES OF EQUBUILDER III POLICIES

HOW EQUIBUILDER III POLICIES DIFFER FROM WHOLE LIFE INSURANCE

     EquiBuilder III policies are designed to provide life insurance coverage with flexibility in death benefits, premium payments and investment choices. EquiBuilder III policies are different from traditional whole life insurance in that the Policy Owner is not required to pay scheduled premiums and may, within limits, choose the amount and frequency of premium payments. EquiBuilder III policies also provide for two different types of death benefit options and the Policy Owner may change options. Another feature of EquiBuilder III policies which is not available under traditional whole life insurance is that the Policy Owner generally has the ability to increase or decrease the Face Amount without purchasing a new policy. However, evidence of insurability may be required. In addition, the Policy Owner may direct the investment of net premiums, which will determine, in part, the value of the Policy Account.

DEATH BENEFITS

     American Franklin will pay a death benefit (net of any policy loan and loan interest and any overdue charges) to the beneficiary of a policy when the Insured Person dies. The Policy Owner may choose from two death benefit options: Option A and Option B. Option A provides a benefit that equals the Face Amount of the policy. Except as described below, the Option A benefit is fixed. Option B provides a benefit that equals the Face Amount of the policy plus the amount in the Policy Account on the day the Insured Person dies. Under Option B, the value of the benefit is variable and fluctuates with the amount in the Policy Account. Option B entails a higher monthly cost of insurance charge than Option A and will cause the value of the Policy Account, and hence the Net Cash Surrender Value of the policy, to be less than if Option A were chosen, all other things being equal.

     Under both options, an alternate death benefit based on provisions of the federal income tax law applies if it would provide a greater benefit (before deductions for any outstanding policy loan and loan interest) than the option selected. This benefit is a percentage multiple of the amount in the Policy Account. The percentage declines as the Insured Person gets older. The benefit will be the amount in the Policy Account on the day the Insured Person dies multiplied by the percentage for the Insured Person's age (as of his or her nearest birthday) at the beginning of the policy year of the Insured Person's death. For ages that are not shown on the table set forth below, the applicable percentages will decrease by a ratable portion for each full year.

                              Table of Death Benefits
                           Based On Policy Account Values
--------------------------------------------------------------------------------
                                        MINIMUM DEATH BENEFIT AS PERCENTAGE
     INSURED PERSON'S AGE                       OF THE POLICY ACCOUNT
--------------------------------------------------------------------------------
          40 or under                                   250%
          45                                            215
          50                                            185
          55                                            150
          60                                            130

                              Table of Death Benefits
                           Based On Policy Account Values
--------------------------------------------------------------------------------
                                       MINIMUM DEATH BENEFIT AS PERCENTAGE
          INSURED PERSON'S AGE                OF THE POLICY ACCOUNT
--------------------------------------------------------------------------------
              65                                       120
              70                                       115
              75 to 90                                 105
              95                                       100

     For example, if the Insured Person were 40 years old and the amount in the Policy Account were $100,000, the death benefit would be at least $250,000 (250% of $100,000).

     These percentages are based on provisions of federal tax law which require a minimum death benefit in relation to cash value for a policy to qualify as life insurance. See "Federal Tax Considerations," below.

     Under either Option A or Option B, the length of time a policy remains in force depends on the Net Cash Surrender Value of the policy. Because the charges that maintain the policy are deducted from the Policy Account, coverage will last as long as the Net Cash Surrender Value (the amount in the Policy Account minus the surrender charge and any outstanding policy loan and loan interest) can cover these deductions. (See "Additional Information about EquiBuilder III Policies-Lapse of the Policy," below.) The investment experience (which may be either positive or negative) of any amounts in the investment divisions of the Separate Account and the interest earned in the Guaranteed Interest Division will affect the amount in the Policy Account.
As a result, the returns from these divisions will affect the length of time a policy remains in force. See "Policy Account Value," below.

     Policy Owners who prefer to have insurance coverage that varies with the investment experience of their Policy Account should choose Option B. In no event will the death benefit under Option B be less than the greater of the Face Amount of the policy or the alternate death benefit described above (in either case, less any outstanding policy loan and loan interest). Policy Owners who prefer to have insurance coverage that does not vary in amount and that has lower cost of insurance charges should choose Option A.

POLICY ISSUANCE INFORMATION

     American Franklin will not issue a new policy having a Face Amount that is less than $50,000 nor will it issue a policy in respect of an Insured Person who is older than 75.

     No insurance under a policy will take effect: (a) until a policy is delivered and the full initial premium is paid while the person proposed to be insured is living and (b) unless the information in the application continues to be true and complete, without material change, as of the time the premium is paid.

     See "The Features of EquiBuilder III Policies-Flexible Premium Payments" and "Distribution of the Policies-Applications," below for additional information concerning procedures for obtaining a policy.

MATURITY BENEFIT

     If the Insured Person is still living on the policy anniversary nearest his or her 95th birthday, American Franklin will pay the Policy Owner the amount in the Policy Account net of any outstanding loan and loan interest. The policy will then end.

CHANGES IN EQUIBUILDER III POLICIES

     EquiBuilder III policies provide the Policy Owner flexibility to choose from a variety of strategies, described in the sections that follow, which enable the Policy Owner to increase or decrease his or her insurance protection.

     A reduction in Face Amount lessens emphasis on the policy's insurance coverage by reducing both the death benefit and the amount at risk (the difference between the current death benefit under the policy and the amount of the Policy Account). The reduced amount at risk results in lower cost of insurance charges against the Policy Account. See "The Features of EquiBuilder III Policies-Changing the Face Amount of Insurance," below. A partial withdrawal of Net Cash Surrender Value reduces the Policy Account and death benefit while providing a cash payment, but does not reduce the amount at risk or the cost of insurance charges. See "Policy Account Transactions-Withdrawing Money from the Policy Account," below. Choosing not to make premium payments may have the effect of reducing the Policy Account. Reducing the Policy Account will, under Option A, increase the amount at risk (and thereby increase cost of insurance charges) while leaving the death benefit unchanged; under Option B, it will decrease the death benefit while leaving the amount at risk and the cost of insurance charge unchanged. See "The Features of EquiBuilder III Policies-Flexible Premium Payments," below.

     Increases in the Face Amount emphasize insurance coverage by increasing both the death benefit and the amount at risk. See "The Features of EquiBuilder III Policies-Changing the Face Amount of Insurance," below. Additional premium payments may increase the Policy Account, which has the effect, under Option A, of reducing the amount at risk and cost of insurance charge while leaving the death benefit unchanged, or, under Option B, of increasing the death benefit while leaving the amount at risk and cost of insurance charge unchanged. See "The Features of EquiBuilder III Policies-Flexible Premium Payments," below.

CHANGING THE FACE AMOUNT OF INSURANCE

     Any time after the first policy year while a policy is in force, the Policy Owner may change the policy's Face Amount. This may be done by sending a written request to American Franklin's Administrative Office. Any change will be subject to American Franklin's approval and the following conditions:

          If the Face Amount is to be increased, satisfactory evidence that the Insured Person is still insurable must be provided. American Franklin's current procedure if the Insured Person has become a more expensive risk is to ask the Policy Owner to confirm that he or she wishes to pay higher cost of insurance charges on the amount of the increase.

          Any increase in the Face Amount must be at least $10,000. Monthly deductions from the Policy Account for the cost of insurance will increase, beginning on the date the increase in the Face Amount takes effect. In addition, a one-time administrative charge for each increase will be made against the Policy Account. This charge is currently $1.50 for each additional $1,000 of insurance up to a maximum charge of $300. An increase in the Face Amount will not increase the maximum surrender charge.

          The Face Amount may not be reduced below the minimum American Franklin requires to issue a policy at the time of the reduction. Monthly charges against the Policy Account for the cost of insurance will decrease if the Face Amount is reduced. If the Face Amount is reduced during the first ten policy years, a pro rata share of the applicable surrender charge will be made against the Policy Account. See "Deductions and Charges-Surrender Charge," below.

     American Franklin's current procedure is to disapprove a requested decrease in the Face Amount if it would cause the alternate death benefit to apply. Instead, the Policy Owner will be requested to make a partial withdrawal of Net Cash Surrender Value from the Policy Account and then a decrease in the Face Amount. See "The Features of EquiBuilder III Policies-Death Benefits," below.

     American Franklin's current procedure, if the Policy Owner requests a Face Amount decrease when there has been a previous increase in the Face Amount, is to apply the decrease first against the most recent increase in the Face Amount. Decreases will then be applied to prior increases in the Face Amount in the reverse order in which such increases took place, and then to the original Face Amount.

     Policy changes that result in a reduction of the death benefit, such as a decrease in the Face Amount, may cause a policy to become a "modified endowment contract." See "Federal Tax Considerations," below.

CHANGING DEATH BENEFIT OPTIONS

     At any time after the first policy year while a policy is in force, the Policy Owner may change the death benefit option by sending a written request to American Franklin's Administrative Office. If the death benefit is changed from Option A to Option B, the Face Amount will be decreased by the amount in the Policy Account on the date of the change. Such a change may not be permitted if it would reduce the Face Amount below the minimum American Franklin requires to issue a policy at the time of the reduction. If the death benefit is changed from Option B to Option A, the Face Amount of insurance will be increased by the amount in the Policy Account on the date of the change.

     No evidence of insurability will be required for the increase in the Face Amount that occurs when a change is made from Option B to Option A, nor will any charge be made for this increase. No surrender charge is made for the decrease in the Face Amount that occurs when a change is made from Option A to Option B. These increases and decreases in the Face Amount are made so that the amount of the death benefit remains the same on the date of the change. When the death benefit remains the same, there is no change in the net amount at risk, which is the amount on which cost of insurance charges are based (see "Deductions and Charges-Charges Against the Policy Account-Cost of Insurance Charge," below).

WHEN POLICY CHANGES GO INTO EFFECT

     Any change in the Face Amount or death benefit option of a policy will go into effect at the beginning of the policy month following the date American Franklin approves a request for the change. After a request is approved, American Franklin will send the Policy Owner a written notice of the approval showing each change. The Policy Owner should attach this notice to his or her policy. American Franklin may also request that the policy be returned to its Administrative Office so that the appropriate changes may be made.

     In some cases, a change requested by the Policy Owner may not be approved because it might disqualify the policy as life insurance under applicable federal tax law. American Franklin will send the Policy Owner a written notice of its decision to disapprove any requested change for this reason. See "Federal Tax Considerations," below.

FLEXIBLE PREMIUM PAYMENTS

     The Policy Owner may choose the amount and frequency of premium payments, as long as they are within the limits described below. Even though premiums are flexible, the Policy Information page of each policy will show a "planned" periodic premium. The planned premium is determined by the Policy Owner within limits set by American Franklin when the Policy Owner applied for a policy and is not necessarily designed to equal the amount of premiums that will keep the policy in effect. Planned premiums are generally the amount the Policy Owner decides he or she wants to pay and can be changed at any time.

     The Policy Owner must pay a minimum initial premium on or before the date on which the policy is delivered by American Franklin. The insurance will not go into effect until American Franklin receives this minimum initial premium. American Franklin determines the applicable minimum initial premium based on the age, sex and risk class of the Insured Person, the initial Face Amount of the policy and any additional benefits selected. The first premium payment may be made by check or money order payable to "The American Franklin Life Insurance Company." Any additional premiums should be made by check or money order payable to "The American Franklin Life Insurance Company" and should be sent directly to its Administrative Office.

     American Franklin will send the Policy Owner premium reminder notices based on the planned premium unless the Policy Owner requests American Franklin not to do so in his or her application or by writing to American Franklin's Administrative Office. Nevertheless, the Policy Owner may make the planned payment, skip the planned payment or change the frequency or the amount of the payment.

     Generally, the Policy Owner may pay other premiums at any time and in any amount, as long as each payment is at least $100. (Policies issued in some states may have different minimum premium payments.) American Franklin may increase this minimum upon 90 days' written notice. American Franklin may also reject premium payments in a policy year if the payments would cause the policy to cease to qualify as life insurance under federal tax law. See "Federal Tax Considerations," below.

     If the Policy Owner stops paying premiums temporarily or permanently, the policy will continue in effect until the Net Cash Surrender Value can no longer cover the monthly charges against the Policy Account for the benefits selected. In addition, it should be noted that planned premiums may not be sufficient to maintain a policy because of investment experience, policy changes or other factors.

     The tables set forth below under "Illustrations of Death Benefits, Policy Account and Cash Surrender Values, and Accumulated Premiums" illustrate how the key financial elements of EquiBuilder III policies work. The tables show death benefits and Policy Account and Cash Surrender Values with Face Amounts and planned annual premiums of different amounts for Insured Persons of different ages.

ADDITIONAL BENEFITS

     A policy may include additional benefits. A charge will be made against the Policy Account monthly for each additional benefit. These benefits may be cancelled at any time. More details will be included in the policy if any of these benefits are selected. The following additional benefits are currently available:

          DISABILITY WAIVER BENEFIT.   With this benefit, monthly charges from
     the Policy Account are waived if the Insured Person becomes totally disabled on or after the Insured Person's fifth birthday and the disability continues for six months. If the disability starts before the policy anniversary nearest the Insured Person's 60th birthday, American Franklin will waive monthly charges for life as long as the disability continues.
     If the disability starts after that, the charges will be waived only up to the policy anniversary nearest the Insured Person's 65th birthday (as long as the disability continues).

          ACCIDENTAL DEATH BENEFIT.   American Franklin will pay an additional
     benefit if the Insured Person dies from bodily injury that results from an accident, provided the Insured Person dies before the policy anniversary nearest his or her 70th birthday.

          CHILDREN'S TERM INSURANCE.   This benefit provides term life insurance
     on the lives of the Insured Person's children, including natural children, stepchildren and legally adopted children, who have not yet reached their eighteenth birthdays. The charge for this benefit covers all children under eighteen. They are covered only until the Insured Person reaches age 65 or the child reaches age 25, whichever first occurs.

          TERM INSURANCE ON AN ADDITIONAL INSURED PERSON.   Term insurance may
     be obtained for another person, such as the Insured Person's spouse, under a policy. A separate charge will be deducted for each additional insured person.

          ACCELERATED BENEFIT SETTLEMENT OPTION RIDER.   This rider allows the
     Policy Owner to receive payment of an accelerated benefit under the policy in the event of terminal illness or confinement to a nursing facility, as those terms are defined in the rider. In determining the accelerated benefit, the death benefit will be adjusted to reflect the payment option selected by the Policy Owner, the Insured Person's sex and age, the length of time the policy has been in force, American Franklin's current assumptions as to the Insured Person's life expectancy, interest rates, cost of insurance rates, and administrative charges, and a processing charge of not over $200. This rider is available with EquiBuilder III policies issued on or after April 30, 1998 in those states where the rider has been approved. Information concerning whether this rider is approved in a particular state may be obtained from American Franklin's Administrative Office or from a registered representative authorized to sell the policies. There is no premium charge for this rider, and the rider may not be added after a policy has been issued. Receipt of an accelerated benefit may be subject to income tax; a Policy Owner should seek assistance from his or her personal tax advisor before electing a payment option under this rider.

                        SEPARATE ACCOUNT INVESTMENT CHOICES

     After certain amounts are deducted from each premium, the balance, called the net premium, is put into the Policy Account established for each policy. The net premium is credited to the Policy Account as of the date the premium payment is received at American Franklin's Administrative Office, or, if later, the Register Date. The net premium is credited to the Policy Account prior to deductions of any charges against the Policy Account due on that date. See "Deductions and Charges-Deductions from

Premiums," below. The Policy Account will be invested in the Money Market division until the first business day fifteen days after the Issue Date of the policy. At that time, the Policy Account will be allocated to the Guaranteed Interest Division or to one or more of the investment divisions of the Separate Account or both, according to the directions provided in the policy application. These instructions will apply to any subsequent premium until the Policy Owner provides new instructions to American Franklin at its Administrative Office. Premium allocation percentages may be any whole number from zero to 100, but the sum must equal 100. See "The Guaranteed Interest Division," below.

THE SEPARATE ACCOUNT AND ITS INVESTMENT DIVISIONS

     The Separate Account was established on April 9, 1991 under the Insurance Law of the State of Illinois, and is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. This registration does not involve any supervision by the Securities and Exchange Commission of the management or investment policies of the Separate Account. A unit investment trust is a type of investment company. The Separate Account meets the definition of a "separate account" under federal securities laws. The Separate Account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the Variable Insurance Products Fund, the Variable Insurance Products Fund II or the MFS Variable Insurance Trust (individually, a "Fund," and collectively, the "Funds"). Currently, VIP Money Market, VIP High Income, VIP Equity-Income, VIP Growth, VIP Overseas, VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, VIPII Asset Manager: Growth, VIPII Contrafund, MFS Emerging Growth, MFS Research, MFS Growth With Income, MFS Total Return, MFS Utilities and MFS Value divisions are available for investment under EquiBuilder III policies. The Separate Account also issues interests under EquiBuilder II variable life insurance policies, which have policy features that are similar to those of EquiBuilder III policies but which have a different sales charge structure.

THE FUNDS

     Each of the Funds is a diversified open-end management investment company, more commonly called a mutual fund. As "series" type mutual funds, they issue several different "series" of stock, each of which relates to a different Fund portfolio. Currently an aggregate of sixteen portfolios, each of which has different investment objectives, policies and risks, are available for investment of amounts allocated to the Separate Account.

The Funds do not impose a sales charge or "load" for buying and selling their shares. The Funds' shares are bought and sold by the Separate Account at net asset value pursuant to agreements between American Franklin and the Funds.

     The Funds sell their shares to separate accounts of insurance companies. See "Voting Rights of a Policy Owner-Voting Privileges of Participants in
Other Separate Accounts" for information about measures that will be taken to protect Policy Owners in the event of a conflict of interest between the Separate Account and other separate accounts that invest in the Funds.

     More detailed information about the Funds, their investment policies, risks, expenses and all other aspects of their operations appears in their Prospectuses, which are attached to this Prospectus, and in their Statements of Additional Information referred to therein. See "Deductions and Charges -Charges Against the Funds", below, for additional information relating to expenses of the Funds.

INVESTMENT POLICIES OF THE PORTFOLIOS OF THE FUNDS

     Each portfolio of the Funds has a different investment objective which it tries to achieve by following separate investment policies. The objectives and policies of each portfolio will affect its return and its risks. The investment experiences of the divisions of the Separate Account depend on the performances of the corresponding portfolios. The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other funds that may be managed by the same investment adviser. The investment results of the portfolios, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other fund, even if the other fund has the same investment adviser. The investment objectives, policies, restrictions and risks of the portfolios of the Funds are described in detail in the Prospectuses for the Funds, which are attached to this Prospectus, and in the Funds' Statements of Additional Information. The policies and objectives of the portfolios of the Variable Insurance Products Fund corresponding to the divisions currently available for investment under EquiBuilder III policies may be summarized as follows:


        VIP MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The portfolio will invest only in high-quality U.S. dollar denominated money market securities of domestic and foreign issuers.


          VIP HIGH INCOME PORTFOLIO seeks to obtain a high level of current income by investing primarily in high yielding, lower rated, fixed-income securities, while also considering growth of capital. The portfolio may purchase lower-quality bonds which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a discussion of the risks of investment in these securities, please see the Prospectus for the Funds, which is attached to this Prospectus.


          VIP EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the portfolio will also consider the potential for capital appreciation. The portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.


          VIP GROWTH PORTFOLIO seeks to achieve capital appreciation. The portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities including bonds and preferred stocks.


          VIP OVERSEAS PORTFOLIO seeks long-term growth of capital primarily through investments in foreign securities. VIP Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.


     The policies and objectives of the portfolios of the Variable Insurance Products Fund II corresponding to the divisions currently available for investment under EquiBuilder III policies may be summarized as follows:


          VIPII INVESTMENT GRADE BOND PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities. The portfolio will maintain dollar-weighted average portfolio maturity of ten years or less.


          VIPII ASSET MANAGER PORTFOLIO seeks a high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.


          VIPII INDEX 500 PORTFOLIO seeks investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by Standard & Poor's 500 Composite Stock Price Index, while keeping transaction costs and other expenses low.


          VIPII ASSET MANAGER: GROWTH PORTFOLIO seeks to maximize total return over the long term through investments in stocks, bonds and short-term instruments.


          VIPII CONTRAFUND PORTFOLIO seeks to increase the value of investments over the long term by investing in securities of companies whose value FMR believes is not fully recognized by the public, that are undervalued or out-of-favor.


     The policies and objectives of the portfolios of the MFS Variable Insurance Trust corresponding to the divisions currently available for investment under EquiBuilder III policies may be summarized as follows:

          MFS EMERGING GROWTH PORTFOLIO seeks to provide long-term growth of capital.

          MFS RESEARCH PORTFOLIO seeks to provide long-term growth of capital and future income.

          MFS GROWTH WITH INCOME PORTFOLIO seeks to provide reasonable current income and long-term growth of capital and income.

          MFS TOTAL RETURN PORTFOLIO seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

          MFS UTILITIES PORTFOLIO seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

          MFS VALUE PORTFOLIO seeks capital appreciation.


     Except for the VIP Money Market, VIPII Investment Grade Bond, VIPII Index 500 and MFS Growth With Income Portfolios, the portfolios may purchase lower-quality bonds which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). These securities are highly speculative. Lower-quality bonds involve greater risk of default or price changes than securities assigned a higher quality rating due to changes in the issuer's creditworthiness. This is an aggressive approach to income investing. For a discussion of the risks of investment in these securities, please see the Prospectuses for the Funds, which are attached to this Prospectus.


     There is no guarantee that any portfolio of the Funds will achieve its objective. In addition, the Funds' Prospectuses advise that no single portfolio constitutes a balanced investment plan.

     BEFORE SELECTING ANY DIVISION, the Policy Owner should carefully read the Prospectuses for the Funds, which include more complete information about each portfolio, including investment objectives and policies, charges and expenses. A Policy Owner may obtain additional copies of the Prospectuses of the Funds by contacting American Franklin's Administrative Office.

     American Franklin may enter into agreements with affiliates of the Funds that provide for reimbursement of American Franklin for certain costs incurred in connection with administering the Funds as variable funding options for the EquiBuilder III policies. Currently, American Franklin and MFS have entered into an arrangement whereby American Franklin receives a fee equal, on an annualized basis, to a percentage of the aggregate net assets of each of the portfolios of the MFS Variable Insurance Trust attributable to the EquiBuilder III policies and certain other variable contracts issued by American Franklin and its affiliates. This fee will not be paid by the portfolios, their shareholders or the Policy Owners.

     Affiliates of FMR may compensate American Franklin or an affiliate for administrative, distribution, or other services relating to the portfolios of the Funds. Such compensation is generally based on assets of the portfolios attributable to the EquiBuilder III policies and certain other variable contracts issued by American Franklin and its affiliates.

OWNERSHIP OF THE ASSETS OF THE SEPARATE ACCOUNT

     Under Illinois law, American Franklin owns the assets of the Separate Account and uses them to support EquiBuilder III policies, other existing variable life policies and other variable life policies it may issue in the future. The portion of the Separate Account's assets supporting these policies may not be used to satisfy liabilities arising out of any other business of American Franklin. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division. In addition to premiums from EquiBuilder III policies, American Franklin may allocate premiums from other policies to the Separate Account. These policy owners will participate in the Separate Account in proportion to the amounts in the Separate Account relating to their policies. American Franklin may also permit charges owed to it to stay in the Separate Account. Thus, American Franklin may also participate proportionately in the Separate Account. These accumulated amounts belong to American Franklin and American Franklin may transfer them from the Separate Account to its General Account at any time.

RIGHT TO CHANGE OPERATIONS

     American Franklin reserves the right to change or add investment companies in which Policy Accounts will be invested and to modify how it or the Separate Account operates. American Franklin intends to comply with applicable law in making any changes and, if necessary, will seek Policy Owner approval. American Franklin has the right to:

          add investment divisions to, or remove investment divisions from, the Separate Account, combine two or more divisions within the Separate Account, or withdraw assets relating to EquiBuilder III policies from one investment division and put them into another;

          register or end the registration of the Separate Account under the Investment Company Act of 1940;

          operate the Separate Account under the direction of a committee or discharge such a committee at anytime (the committee may be composed entirely of persons who are "interested persons" of American Franklin within the meaning of the Investment Company Act of 1940);

          restrict or eliminate any voting rights of Policy Owners or other people who have voting rights that affect the Separate Account;

          operate the Separate Account or one or more of its investment divisions in any other form the law allows, including a form that allows the Separate Account to make direct investments. The Separate Account may be charged an advisory fee if its investments are made directly, rather than through an investment company. American Franklin may invest the assets of the Separate Account in any legal investments. In choosing these investments American Franklin will rely on its own or outside counsel for advice. In addition, American Franklin may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently; and

          modify the provisions of the policies to assure qualification under the pertinent provisions of the Code or to comply with other applicable federal or state laws.

     If any changes are made that result in a material change in the underlying investments of an investment division, Policy Owners will be notified as required by law. American Franklin may, for example, cause an investment division to invest in a mutual fund other than or in addition to the Funds. If, as a result of any such material change, a Policy Owner then wishes to transfer the amount of his or her Policy Account invested in one investment division to another division of the Separate Account or to the Guaranteed Interest Division, he or she may do so without charge, by giving written instructions to American Franklin at its Administrative Office. At the same time, the manner in which net premiums and deductions are allocated may be changed.

                               DEDUCTIONS AND CHARGES

     For information regarding other charges see also "Policy Account Transactions," below.

     American Franklin deducts the charges described below to cover costs and expenses, services provided, and risks assumed under the Policies. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Policy. For example, the sales expense deduction and the surrender charge may not fully cover all of the sales and distribution expenses actually incurred by American Franklin, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses.

DEDUCTIONS FROM PREMIUMS

     Any payment received by American Franklin before the Final Policy Date is treated as a premium, unless a policy loan is outstanding and the payment is accompanied by written instructions that it is to be applied to repayment of the policy loan. (See "Policy Account Transactions - Repaying the Loan," below.) The Final Policy Date is the policy anniversary nearest the Insured Person's 95th birthday.

Applicable taxes and a sales expense deduction (subject to an annual maximum deduction) are deducted from all premiums. The balance of each premium (the net premium) is placed in the Policy Account.

     All states and certain other jurisdictions (cities, counties, municipalities) tax premium payments or levy other taxes or charges. Taxes currently range up to 5%. American Franklin deducts the applicable tax from each premium payment. This is a tax to American Franklin, so the Policy Owner cannot deduct it on his or her income tax return. The amount of the tax will vary depending on the jurisdiction in which the Policy Owner resides. Since the tax deduction is a percentage of the premium, the amount of the tax deduction will also vary with the amount of the premium. This deduction for taxes will be increased or decreased to reflect any changes in the applicable taxes. In addition, if a Policy Owner changes his or her place of residence, the deduction will be changed to the tax rate of the new jurisdiction. The Policy Owner should notify American Franklin if he or she changes residence.

     American Franklin makes a sales expense deduction equal to 5% of each premium paid during any policy year until the total premiums for the policy year equal the Target Premium. (See "Definitions," above, and "Deductions and Charges-Surrender Charge," below, for more information concerning the Target Premium). No sales expense deduction is made for premiums in excess of a Target Premium paid during that policy year. During the next policy year, American Franklin will again make a sales expense deduction equal to 5% of each premium until total premiums paid during that policy year equal the Target Premium. A Policy Owner can reduce aggregate sales expense deductions by concentrating premium payments in a few policy years so that the premiums paid in each of those years exceed a target premium. However, concentration of premium payments during a policy's early policy years, and in particular during the first policy year, may increase the contingent deferred sales charge that will be imposed if the policy is surrendered or, in some instances, if the Face Amount of the policy is reduced or the policy is permitted to lapse during the first ten policy years. See "Deductions and Charges - Surrender Charge," below. In addition, concentration of premium payments during the first seven policy years can increase the likelihood that a policy will be considered a modified endowment contract. See "Federal Tax Considerations - Policy Proceeds," below.

     Sales expense deductions are made to help recover some expenses of distributing the EquiBuilder III policies. These expenses include agents' commissions and the printing of the EquiBuilder III prospectus and sales literature. Sales expenses are also recovered through a contingent deferred sales charge, which will be imposed if the policy is surrendered or, in some instances, if the Face Amount of the policy is reduced or the policy is permitted to lapse during the first ten policy years. The amount of sales expense deductions and contingent deferred sales charges in any policy year is not necessarily related to actual sales expenses in that year. See "Deductions and Charges-Surrender Charge," and "Distribution of the Policies," below.

CHARGES AGAINST THE POLICY ACCOUNT

     At the beginning of each policy month, the following charges are made against each Policy Account. Additional charges against amounts in the Separate Account are described under "Deductions and Charges-Charges Against the Separate Account," below.

     ADMINISTRATIVE CHARGE. The current charge is $6 per month. This charge is designed to cover the continuing costs of maintaining the EquiBuilder III policies, such as premium billing and collection, claim processing, policy transactions, record keeping, communications with Policy Owners and other expenses and overhead. This charge may be raised to reflect higher costs, but American Franklin guarantees it will never be more than $12 per month.
At the beginning of each of the first twelve policy months that a policy is in effect, an additional administrative charge of $24 per month will be deducted. This charge permits American Franklin to recover the costs of issuance and placement of the policy such as application processing, medical examinations, establishment of policy records and underwriting costs (determining insurability and assigning the Insured Person to a risk class).

     COST OF INSURANCE CHARGE. The monthly cost of insurance is American Franklin's current monthly cost of insurance rate multiplied by the amount at risk at the beginning of the policy month divided by $1,000. The amount at risk is the difference between the current death benefit and the amount in the Policy Account. If the current death benefit for the month is increased due to the requirements of federal tax law (see "The Features of EquiBuilder
III Policies-Death Benefits," above), the amount at risk for the month will also increase. For this purpose the amount of each Policy Account is determined before deduction of the cost of insurance charge but after all other charges due on that date. The amount of the cost of insurance charge will vary from month to month with changes in the amount at risk and with increasing age of the Insured Person.

     The cost of insurance rate is based on the sex, age and risk class of the Insured Person and the Face Amount size band of the policy at the time of the charge. American Franklin may change these rates from time to time, but they will never be more than the guaranteed maximum rates set forth in a particular policy. The maximum charges are based on the Commissioner's 1980 Standard Ordinary Male and Female Mortality Tables. The table below shows the current and guaranteed maximum monthly cost of insurance rates per $1,000 of amount at risk for a male non-tobacco user at various ages. In Montana and Massachusetts there will be no distinctions based on sex. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age and risk class. In addition, employers and Employee Organizations should consider the impact of Title VII of the Civil Rights Act of 1964 on the purchase of an EquiBuilder III policy in connection with an employment related insurance or benefit plan. See "Employee Benefit Plans," below. Where required, American Franklin will provide cost of insurance charges that do not distinguish between males and females.


             ILLUSTRATIVE TABLE OF MONTHLY COST OF INSURANCE RATES FOR
              MALE NON-TOBACCO (ROUNDED) PER $1,000 OF AMOUNT AT RISK
              --------------------------------------------------------
                     $50,000 - $199,999                  $200,000 AND OVER
                    FACE AMOUNT SIZE BAND               FACE AMOUNT SIZE BAND
                    ---------------------               ----------------------
     ATTAINED        GUARANTEED   CURRENT               GUARANTEED     CURRENT
       AGE          MAXIMUM RATE    RATE                MAXIMUM RATE     RATE
       ---          ------------    ----                ------------     ----
        5               $ .08     $ .08                    $  .08      $  .08
       15                 .11       .11                       .11         .10
       25                 .15       .10                       .15         .10
       35                 .18       .11                       .18         .10
       45                 .38       .20                       .38         .17
       55                 .88       .48                       .88         .42
       65                2.14      1.16                      2.14        1.05


For a male non-tobacco user, age 35, with a $100,000 Face Amount Option A policy, an initial premium of $1,000, and a 2% premium tax, the cost of insurance for the first month will be $10.90. This example reflects deduction of a 5% sales expense deduction and the current administrative charges ($6 per month plus the additional charge of $24 per month that applies for the first 12 policy months) and uses the current cost of insurance rate ($.11 per $1,000).

     CHARGES FOR ADDITIONAL BENEFITS. The cost of any additional benefits will be deducted monthly. These charges may be changed, but each policy contains tables showing the guaranteed maximum rates for all of these insurance costs.

     CHANGES IN MONTHLY CHARGES. Any changes in the cost of insurance, charges for additional benefits or administrative charges will be by class of Insured Person and will be based on changes in future expectations about such things as investment earnings, mortality, the length of time policies will remain in effect, expenses and taxes.

CHARGES AGAINST THE SEPARATE ACCOUNT

     The amount in the Policy Account which is allocated to the investment divisions of the Separate Account will be reduced proportionately by the following fees and charges, which are allocated to the investment divisions of the Separate Account. These fees and charges will not be made against amounts allocated to the Guaranteed Interest Division.

     MORTALITY AND EXPENSE RISKS. American Franklin makes a charge for assuming mortality and expense risks. American Franklin guarantees that monthly administrative and cost of insurance deductions from the Policy
Account will never be greater than the maximum amounts shown in the policy.
The mortality risk assumed is that insured persons will live for shorter periods than estimated. When this happens, American Franklin has to pay a greater amount of death benefit than expected in relation to the cost of insurance charges it received. The expense risk assumed is that the cost of issuing and administering policies will be greater than expected. American Franklin makes a daily charge for mortality and expense risks at an effective annual rate of .75% of the value of the assets in the Separate Account attributable to EquiBuilder III policies. This charge is reflected in the unit values for the investment divisions of the Separate Account. See "Policy Account Value-Determination of Unit Value", below. If the money collected from this charge is not needed, it will be to American Franklin's gain and may be used to cover policy distribution expenses.

     TAX RESERVE. American Franklin reserves the right to make a charge in the future for taxes or reserves set aside for taxes, which will reduce the investment income of the investment divisions of the Separate Account. See "Federal Tax Considerations," below.

     CHARGES AGAINST THE FUNDS. The Separate Account purchases shares of the Funds at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Funds. The Funds do not impose a sales charge.

     For managing each portfolio's investments and business affairs, each portfolio pays FMR or MFS a monthly fee. See the Prospectuses and Statements of Additional Information of the Funds for a description of the way in which these fees are calculated. FMR has entered into sub-advisory agreements with affiliated companies with respect to management of the VIP High Income, VIP Overseas, VIP Money Market, VIPII Asset Manager, VIPII Asset Manager: Growth and VIPII Contrafund Portfolios. The following table shows the management fees, other expenses and total annual expenses paid during fiscal 1997 by each portfolio, expressed as a percentage of average net assets of each portfolio:


                              MANAGEMENT FEES      OTHER EXPENSES
                               AFTER EXPENSE        AFTER EXPENSE     TOTAL ANNUAL
                              REIMBURSEMENT       REIMBURSEMENT (3)   EXPENSES (1)
                              -----------------------------------------------------
VIP Money Market                 0.21%                 0.10%             0.31%
VIP High Income                  0.59%                 0.12%             0.71%
VIP Equity-Income                0.50%                 0.08%             0.58%
VIP Growth                       0.60%                 0.09%             0.69%
VIP Overseas                     0.75%                 0.17%             0.92%
VIPII Investment Grade Bond      0.44%                 0.14%             0.58%
VIPII Asset Manager              0.55%                 0.10%             0.65%
VIPII Index 500                  0.24%                 0.04%             0.28%(2)
VIPII Contrafund                 0.60%                 0.11%             0.71%
VIPII Asset Manager:  Growth     0.60%                 0.17%             0.77%
MFS Emerging Growth              0.75%                 0.12%             0.87%
MFS Research                     0.75%                 0.13%             0.88%
MFS Growth With Income           0.75%                 0.25%(4)          1.00%(4)
MFS Total Return                 0.75%                 0.25%(4)          1.00%(4)
MFS Utilities                    0.75%                 0.25%(4)          1.00%(4)
MFS Value                        0.75%                 0.25%(4)          1.00%(4)


  (1) A portion of the brokerage commissions certain Fidelity portfolios paid was used to reduce their expenses. In addition, certain Fidelity portfolios have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, total annual expenses would have been: for VIP Equity-Income Portfolio: 0.57%; for VIP Growth Portfolio: 0.67%, for VIP Overseas Portfolio: 0.90%; for VIPII Asset Manager Portfolio: 0.64%; for VIPII Contrafund Portfolio: 0.68%; and for VIPII Asset Manager: Growth Portfolio:
0.76%.


  (2) Certain expenses were voluntarily reduced by the investment adviser. Absent reimbursement, management fees, other expenses and total annual expenses would have been 0.27%, 0.13% and 0.40%, respectively, for VIPII Index 500 Portfolio.

  (3) Each MFS portfolio has an expense offset arrangement which reduces the portfolios' custodian fee based upon the amount of cash maintained by the portfolio with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the portfolios' expenses). Any such fee reductions are not reflected under "Other Expenses."

  (4) The investment adviser has agreed to bear expenses for these MFS portfolios, subject to reimbursement by each portfolio, such that each portfolio's "Other Expenses" shall not exceed 0.25% of the average daily net assets of the portfolio during the current fiscal year. Otherwise, "Other Expenses" and "Total Annual Expenses" for these MFS portfolios would be:


                              OTHER EXPENSES      TOTAL ANNUAL EXPENSES
                              -----------------------------------------
MFS Growth With Income              0.35%                    1.10%
MFS Total Return                    0.27%                    1.02%
MFS Utilities                       0.45%                    1.20%
MFS Value                           1.33%                    2.08%


     See the Prospectuses and the Statements of Additional Information of the Funds for more information about the services provided by and the fees paid to FMR, MFS and affiliated companies.

SURRENDER CHARGE

     If a policy is totally surrendered, or, in some instances, if the Face Amount of the policy is reduced or the policy is permitted to lapse during the first ten policy years, a surrender charge is imposed as a means to recover sales expenses. See "Deductions and Charges-Deductions from Premiums," above, and "Distribution of the Policies," below. The amount of the surrender charge will vary depending on the policy year in which the redemption occurs and the amount of premium paid. No surrender charge will be applicable after the tenth policy year. If during the first ten policy years a policy is not surrendered or permitted to lapse and the Face Amount is not reduced, no surrender charge will be incurred.

     The surrender charge is a contingent deferred sales load. It is a contingent load because it is imposed only if the Policy Owner surrenders his or her policy (or reduces its Face Amount or lets it lapse) during the first ten policy years. It is a deferred load because it is not deducted from premiums. The amount of the load in a policy year is not necessarily related to actual sales expense in that year. See "Deductions and Charges-Deductions from Premiums," above, and "Distribution of the Policies," below.

     The surrender charge is the difference between the amount in a particular Policy Account and the Cash Surrender Value of the related policy during the first ten policy years.

     In the first ten policy years, a surrender charge will be imposed if the Policy Owner:

          totally surrenders his or her policy for its Net Cash Surrender Value;

          reduces the Face Amount of his or her policy; or

          lets his or her policy lapse.


     Surrender charges are based on Target Premiums. Target Premiums are not based on the "planned" premium the Policy Owner determines. See "The Features Of EquiBuilder III Policies - Flexible Premium Payments." Target Premiums are based on the age and sex of the Insured Person, the initial Face Amount of the policy and the types and amounts of any additional benefits included in the policy. Payment of the Target Premium does not guarantee that the policy will remain in effect.

     The maximum surrender charge for a policy will be shown on the Policy Information page of a policy and will equal 50% of one Target Premium. This maximum will not vary based on the amount of premiums paid or when they are paid. At the end of the sixth policy year, and at the end of each of the four succeeding policy years, the maximum surrender charge is reduced by an amount equal to 20% of the initial maximum surrender charge. After the end of the tenth policy year, there is no surrender charge.

     Subject to the maximum surrender charge, the surrender charge is calculated based on actual premium payments. The surrender charge equals 25% of premium payments made during the first policy year up to the amount of one Target Premium and 9% of any additional premiums paid during the first ten policy years, but not more than 50% of one Target Premium.

     Paying less than one Target Premium in the first policy year will reduce the surrender charge only if not more than approximately five Target Premiums are paid before surrender or lapse (i.e., only if the maximum surrender charge is not reached). However, structuring payments in this manner will increasethe risk that a policy will lapse (and that a surrender charge will be incurred that would not have been the Policy Account would need to receive favorable investment performance for the policy not to lapse. In addition, paying less premiums may increase cost of insurance charges (which are based on amount at risk). Attempting to structure the timing and amount of premium payments to reduce the potential surrender charge below the maximum is not recommended.

     EXAMPLE: Assume the purchase of a $200,000 initial Face Amount policy for a male age 40. This policy would have a Target Premium of $2,280 and a maximum surrender charge of $1,140 ($2,280 x 50%). Also, assume that all premium payments are made at the beginning of each policy year. The following table shows the surrender charge which would apply under different premium payment assumptions if surrender of the policy were to occur during the indicated policy year:

DURING YEAR    PREMIUM   CHARGE    PREMIUM   CHARGE    PREMIUM   CHARGE
    1        $3,000    $  635      $2,280   $  570     $1,140    $  285
    2         3,000       905       2,280      775      3,420       593
    3         3,000     1,140       2,280      980      2,280       790
    4         3,000     1,140       2,280    1,140      2,280     1,003
    5         3,000     1,140       2,280    1,140      2,280     1,140
    6         3,000     1,140       2,280    1,140      2,280     1,140
    7         3,000       912       2,280      912      2,280       912
    8         3,000       684       2,280      684      2,280       684
    9         3,000       456       2,280      456      2,280       456
   10         3,000       228       2,280      228      2,280       228

The maximum surrender charge will be reduced by the amount of any pro rata surrender charge previously imposed in connection with a decrease in the Face Amount of a policy.

     During the first ten policy years, a decrease in the Face Amount of a policy may be considered a partial surrender and American Franklin will deduct a portion of the surrender charge. If the Face Amount of a policy is increased and then decreased, a surrender charge will apply only to a decrease below the original Face Amount (i.e., the Face Amount at the Issue
Date). Generally, the pro rata surrender charge for a partial surrender will be determined by dividing the amount of the Face Amount decrease (excluding the portion that merely reverses a prior increase) by the original Face Amount and multiplying the fraction by the surrender charge which would apply if the policy were surrendered.

     For example, assume that a policy is issued for a male age 40 with a Face Amount of $200,000. In the third policy year, the Policy Owner decides to decrease this Face Amount by $100,000. Assume also that an annual premium of $3,000 was paid for each of the first three policy years and that the maximum surrender charge for the third policy year is $1,140. To determine the portion of the surrender charge:

          Divide the amount of the Face Amount decrease by the initial Face Amount. ($100,000 DIVIDED BY $200,000 = .5)

          Then multiply this fraction by the maximum surrender charge in effect before the decrease.

          Pro rata surrender charge = .5 x $1,140 = $570.

     Thus, the Policy Owner would be charged $570 for decreasing the Face Amount of this policy from $200,000 to $100,000 during the third policy year.
 The maximum surrender charge payable in the future will be reduced proportionately. American Franklin would send the Policy Owner a new Policy Information page that shows the new maximum charges. The Policy Owner will pay the maximum only if he or she surrenders the policy or lets the policy lapse after paying enough premiums to reach the maximum.

OTHER TRANSACTION CHARGES

     In addition to the deductions and charges described above, fees for certain policy transactions are charged against the Policy Account:

          PARTIAL WITHDRAWAL OF NET CASH SURRENDER VALUE. There is an administrative charge that is currently $25 or 2% of the amount withdrawn, whichever is less, each time a partial withdrawal is made. See "Policy Account Transactions-Withdrawing Money from the Policy Account," below.

          INCREASE IN THE FACE AMOUNT OF INSURANCE. There is an administrative charge that is currently $1.50 for each $1,000 of increase up to a maximum charge of $300. See "The Features of EquiBuilder III Policies-Changes in EquiBuilder III Policies," above.

          TRANSFERS. If more than four transfers of Policy Account value are made in a policy year among investment divisions, a charge of up to a maximum of $25 for each additional transfer in that policy year may be made. However, if all of the assets are transferred to the Guaranteed Interest Division, no transfer charge will be imposed. See "Policy Account Transactions-Transfers of Policy Account Value Among Investment Divisions," below. A request for transfer involving the simultaneous transfer of funds from or to more than one investment division will be considered one transfer.

          ILLUSTRATIONS. If, after a policy is issued, a Policy Owner requests more than one illustration of projected death benefits and Policy Account and Cash Surrender Values in a policy year, a fee may be charged. See "Illustrations of Death Benefits, Policy Account and Cash Surrender Values and Accumulated Premiums," below.

The fees for partial withdrawals, increases in face amount and transfers are guaranteed never to exceed the amounts stated above. See also "Deductions and Charges-Surrender Charge," above.

ALLOCATION OF POLICY ACCOUNT CHARGES

     Generally, charges against each Policy Account for monthly charges or certain transaction fees are allocated among the investment divisions of the Separate Account and the unloaned portion of the Guaranteed Interest Division in accordance with the deduction allocation percentages specified by the Policy Owner in his or her application or in accordance with subsequent instructions received by American Franklin from the Policy Owner. However, deductions for the first policy month will generally be made from the Money Market division. See "Separate Account Investment Choices."

     Allocation percentages for deductions may be any whole numbers (from zero to one hundred) which add up to one hundred. A Policy Owner may change deduction allocation percentages by giving instructions to American Franklin at its Administrative Office. Changes will be effective as of the date they are received by American Franklin.

     Charges for partial withdrawals of Net Cash Surrender Value and transfers of Policy Account values will be subtracted equally among the divisions from which the transactions were made. If American Franklin cannot make a charge as described above, it will make the charge based on the proportion that the unloaned amounts in the Guaranteed Interest Division, if any, and the amounts in the investment divisions of the Separate Account bear to the total unloaned value of the Policy Account.

                                POLICY ACCOUNT VALUE

     The amount in a Policy Account is the sum of the amounts allocated to the Guaranteed Interest Division and to the various investment divisions of the Separate Account. The amount in a Policy Account also reflects various deductions and charges. Monthly charges are made as of the first day of each policy month. Transaction charges or surrender charges are made as of the effective date of the transaction (for example, administrative charges for increases in Face Amount are made as of the next monthly policy anniversary after American Franklin approves the Policy Owner's request).

     Charges against the Separate Account are reflected daily. Any amount allocated to an investment division of the Separate Account will increase or decrease depending on the investment experience of that division. For amounts allocated to the investment divisions of the Separate Account, there is no guaranteed minimum cash value. The value of amounts in a Policy Account allocated to the Guaranteed Interest Division is guaranteed. See "The Guaranteed Interest Division," below.

AMOUNTS IN THE SEPARATE ACCOUNT

     Amounts allocated, transferred or added to the investment divisions of the Separate Account are used to purchase units representing undivided interests in the various divisions. The amount in each division is represented by the value of the units credited to the Policy Account for that division. The number of units purchased or redeemed in an investment division of the Separate Account is calculated by dividing the dollar amount of the transaction by the division's unit value next calculated at the close of business on the date of the transaction (see "Additional Information About EquiBuilder III Policies-Policy Periods, Anniversaries, Dates and Ages," below, regarding the date that the net amount of the initial premium is credited to the Policy Account and interim allocation of the initial net premium and any other net premium received prior to the time that 15 days have elapsed after the Issue Date, and see "Policy Account Transactions" and "The Guaranteed Interest Division-Transfers from the Guaranteed Interest Division," below, regarding the effective dates of Policy Account transactions). The number of units for an investment division at any time is the number of units purchased less the number of units redeemed. The value of units fluctuates with the investment performance of the corresponding portfolio of a Fund, which reflects the investment income and realized and unrealized capital gains and losses of the portfolio and the Fund's expenses. The unit values also reflect charges American Franklin makes against the Separate Account. The number of units credited to a Policy Account, however, will not vary because of changes in unit values. On any given day, the value a Policy Account has in an investment division of the Separate Account is the unit value times the number of units credited to the Policy Account in that division. The units of each investment division of the Separate Account have different unit values.

     Units of an investment division are purchased when the Policy Owner allocates premiums, repays loans or transfers amounts to that division.
Units are redeemed or sold when the Policy Owner makes withdrawals or transfers amounts from an investment division of the Separate Account (including transfers for loans) and to pay the death benefit when the Insured Person dies. American Franklin also redeems units for monthly charges or other charges from the Separate Account.

DETERMINATION OF THE UNIT VALUE

     American Franklin determines unit values for each investment division of the Separate Account at the end of each business day. Generally, a business day is any day American Franklin is open and the New York Stock Exchange is open for trading. American Franklin will not process any policy transactions as of any day that is not a business day other than to issue a policy anniversary report, make monthly charge deductions and pay the death benefit under a policy. For purposes of receiving Policy Owner requests, American Franklin is open from 8:00 a.m. to 3:00 p.m., Springfield, Illinois time.
The initial unit value for each investment division was set at $100. Subsequently, the unit value for any business day is equal to the unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

     American Franklin determines a net investment factor for each investment division every business day as follows:

          First, the value of the shares belonging to the division in the corresponding Fund portfolio at the close of business that day is determined (before giving effect to any policy transactions for that day, such as premium payments or surrenders). For this purpose, American Franklin uses the share value reported to it by the Fund;

          Next, any dividends or capital gains distributions paid by the Fund for the corresponding portfolio on that day are added;

          Then, this sum is divided by the value of the amounts in the investment division at the close of business on the immediately preceding business day (after giving effect to any policy transactions on that day);

          Then, a daily asset charge for each calendar day between business days is subtracted (for example, a Monday calculation may include charges for Saturday and Sunday). The daily charge is

     .00002063, which is an effective annual rate of .75%. This charge is for mortality and expense risks assumed by American Franklin under the policy;

          Finally, any daily charge for taxes or amounts set aside as a reserve for taxes is subtracted.

     Generally, this means that unit values are adjusted to reflect what happens to the Funds, and also for the mortality and expense risk charge and any charge for taxes.

                            POLICY ACCOUNT TRANSACTIONS

     The transactions described below may have different effects on the Policy Account, death benefit, Face Amount or cost of insurance. The Policy Owner should consider the net effects before combining Policy Account transactions. See "The Features of EquiBuilder III Policies-Changes in EquiBuilder III Policies," above. Certain transactions also entail charges. For information regarding other charges, see "Deductions And Charges," above.

CHANGING PREMIUM AND DEDUCTION ALLOCATION PERCENTAGES

     A Policy Owner may change the allocation percentages of his or her net premiums or of his or her monthly deductions by giving instructions to American Franklin at its Administrative Office. These changes will go into effect as of the date American Franklin receives the request at its Administrative Office and will affect transactions on and after that date.

TRANSFERS OF POLICY ACCOUNT VALUE AMONG INVESTMENT DIVISIONS

     A Policy Owner may transfer amounts from any investment division of the Separate Account to any other investment division of the Separate Account or to the Guaranteed Interest Division. A Policy Owner may make up to four transfers of Policy Account value among investment divisions of the Separate Account in each policy year without charge. Depending on the overall cost of performing these transactions, American Franklin may charge up to a current maximum of $25 for each additional transfer, except that no charge will be imposed for a transfer of all amounts in the investment divisions of the Separate Account to the Guaranteed Interest Division. If all amounts are in the Guaranteed Interest Division, the policy will not vary for investment experience. To make a transfer, the Policy Owner should give instructions to American Franklin at its Administrative Office.

     If a charge is imposed for making a transfer, American Franklin will allocate the charge as described under "Deductions And Charges-Allocation of Policy Account Charges," above. All simultaneous transfers included in one transfer request count as one transfer for purposes of any fee.

     A transfer from an investment division of the Separate Account will take effect as of the date American Franklin receives instructions to make the transfer. The minimum amount American Franklin will transfer on any date will be shown on the Policy Information page in each policy and is usually $500. This minimum need not come from any one investment division or be transferred to any one investment division as long as the total amount transferred that day equals or exceeds the minimum. However, American Franklin will transfer the entire amount in any investment division of the Separate Account even if it is less than the minimum specified in a policy. Policy Owners should note that future premiums will continue to be allocated to investment divisions of the Separate Account or the Guaranteed Interest Division in accordance with existing allocations unless instructions are also given with respect to changing them.

     Special rules apply to transfers from the Guaranteed Interest Division. See "The Guaranteed Interest Division-Transfers From The Guaranteed Interest Division," below.

BORROWING FROM THE POLICY ACCOUNT

     At any time that a policy has a Net Cash Surrender Value, the Policy
Owner may borrow money from American Franklin using only his or her policy as security for the loan. The maximum aggregate amount that will be loaned is equal to 90% of 0the Cash Surrender Value of the policy on the date the request for a loan is received by American Franklin at its Administrative Office. Any new loan must be at least the minimum amount shown on the Policy Information page of a policy, usually $500. Any amount that secures a loan remains part of the Policy Account but is assigned to the Guaranteed Interest Division. This loaned amount earns interest at a rate that American Franklin expects will be different from the interest rate for unloaned amounts in the Guaranteed Interest Division. See "Federal Tax Considerations-Policy Proceeds," below, with respect to the federal income tax consequences of a loan.

LOAN REQUESTS

     Requests for loans should be made to American Franklin at its Administrative Office. The Policy Owner may specify how much of the loan should be taken from the unloaned amount, if any, of his or her Policy Account allocated to the Guaranteed Interest Division and how much should be taken from the amounts allocated to the investment divisions of the Separate Account. If a loan is requested from an investment division of the Separate Account, American Franklin will redeem units sufficient to cover that part of the loan and transfer the amount to the loaned portion of the Guaranteed Interest Division. The amounts in each division will be determined as of the day American Franklin receives the request for a loan at its Administrative Office.

     If the Policy Owner does not specify how to allocate a loan, the loan will be allocated according to the Policy Owner's deduction allocation percentages. If the loan cannot be allocated based on these percentages, American Franklin will allocate it based on the proportions of the unloaned amount, if any, of the Policy Owner's Policy Account allocated to the Guaranteed Interest Division and the respective amounts allocated to each investment division of the Separate Account to the unloaned value of the Policy Account.

POLICY LOAN INTEREST

     Interest on a policy loan accrues daily at an adjustable interest rate. American Franklin determines the rate at the beginning of each policy year. The same rate applies to any outstanding policy loans and any new amounts borrowed during the year. American Franklin will notify the Policy Owner of the current rate when a loan is requested. American Franklin determines loan rates as follows. The maximum rate is the greater of:

    5-1/2% ; or

    the "Published Monthly Average" for the calendar month that ends two months before the interest rate is set. The "Published Monthly Average" is the Monthly Average Corporates yield shown in Moody's Corporate Bond Yield Averages published by Moody's Investor Services, Inc.

     If this average is no longer published, American Franklin will use any successor or the average established by the insurance supervisory official of the jurisdiction in which the policy is delivered. American Franklin will not charge more than the maximum rate permitted by applicable law. American Franklin may also set a rate lower than the maximum.

     Any change in the rate from one year to the next will be at least 1/2 of 1%. The current loan interest rate will only change, therefore, if the Published Monthly Average differs from the previous loan interest rate by at least 1/2 of 1%. American Franklin will give advance notice of any increase in the interest rate on any loans outstanding.

WHEN INTEREST IS DUE

     Interest is due on each policy anniversary. If interest is not paid when it is due, it will be added to the outstanding loan and allocated based on the deduction allocation percentages for the Policy Account then in effect. This means American Franklin makes an additional loan to pay the interest and transfers amounts from the investment divisions of the Separate Account and the unloaned portion of the Guaranteed Interest Division to make the loan. If American Franklin cannot allocate the interest based on these percentages, it will allocate it as described above for allocating the loan.

REPAYING THE LOAN

     All or part of a policy loan may be repaid at any time while the Insured Person is alive and a policy is in force, provided that any loan repayment currently must be at least $100 (unless the amount of the outstanding loan and loan interest is less than $100). While a policy loan is outstanding, American Franklin will apply all amounts it receives in respect of that policy as a premium unless the payment is accompanied by written instructions that it is to be applied to repayment of the policy loan.

     American Franklin will first allocate loan repayments to the Guaranteed Interest Division until the amount of any loans originally allocated to that division is repaid. For example, if a Policy Owner borrowed $500 from the Guaranteed Interest Division and $500 from the Equity-Income Division, no repayments may be allocated to the Equity-Income Division until the $500 borrowed from the Guaranteed Interest Division is repaid. After this amount has been repaid, the Policy Owner may specify how subsequent repayments should be allocated. If the Policy Owner does not give instructions, American Franklin will allocate repayments based on current premium allocation percentages at the time repayment is made.

THE EFFECTS OF A POLICY LOAN ON THE POLICY ACCOUNT

     A loan against a policy will have a permanent effect on the value of the Policy Account and, therefore, on benefits under the policy, even if the loan is repaid. When a loan is made against a policy, the amount of the loan is set aside in the Guaranteed Interest Division where it earns a declared rate for loaned amounts. The loan amount will not be available for investment in the investment divisions of the Separate Account or in the unloaned portion of the Guaranteed Interest Division.

     The interest rate credited to loaned amounts in the Guaranteed Interest Division is expected to be different from the rate that applies to unloaned amounts in the Guaranteed Interest Division. The interest rate for loaned amounts in all years in the Guaranteed Interest Division will never be less than 4-1/2%. Currently, (1) for the first ten policy years, it will be 2% less than the interest rate charged on the loan, minus any charge for taxes or reserves for taxes, and (2) after the tenth policy year, (a) the interest rate applied to Preferred Loan amounts (as defined in the following paragraph) in the Guaranteed Interest Division will be equal to the interest rate charged on the loan, minus any charge for taxes or reserves for taxes and (b) the interest rate for other loaned amounts in the Guaranteed Interest Division will be as set forth in clause (1) above. Each month, this interest is added to unloaned amounts of the Policy Account in the Guaranteed Interest Division.

  "Preferred Loans" are policy loans made after the tenth policy year which do not in the aggregate exceed a specified percentage of the Cash Surrender Value. The following table shows the maximum amount eligible for Preferred Loan status for the applicable policy year:

               Policy Year          Maximum Aggregate Amount Eligible for
                                   Preferred Loan Status as a Percentage of the
                                             Cash Surrender Value

                    11                                 10%
                    12                                 20%
                    13                                 30%
                    14                                 40%
                    15                                 50%
                    16                                 60%
                    17                                 70%
                    18                                 80%
            19 and thereafter                          90%

     The percentage limits set forth in the table above are cumulative (not per policy year) limits, and are also subject to the overall maximum aggregate amount that will be loaned, which is 90% of the Cash Surrender Value of the policy.

     The impact of a loan on a Policy Account will depend, on one hand, on the investment experience of the investment divisions of the Separate Account and the rates declared for the unloaned portion of the Guaranteed Interest Division and, on the other hand, the rates declared for the loaned portion of the Guaranteed Interest Division. For example, if $1,000 is borrowed against $5,000 in the Money Market Division, the $1,000 will be set aside in the Guaranteed Interest Division. This $1,000 would not be affected by any increases or decreases in the value of units in the Money Market Division. However, the $1,000 earns interest at a declared interest rate.

LAPSE OF THE POLICY

     A policy loan may also affect the amount of time that the insurance provided by a policy remains in force. For example, a policy may lapse more quickly when a loan is outstanding because the loaned amount cannot be used to cover the monthly charges that are made against the Policy Account. If these charges exceed the Net Cash Surrender Value of the policy, then the lapse provisions of the policy will apply. Since the policy permits loans up to 90% of the Cash Surrender Value, additional premium payments may be required to keep the policy in force if the maximum amount is borrowed. For more information about these provisions, see "Additional Information About EquiBuilder III Policies-Lapse of the Policy," below.

WITHDRAWING MONEY FROM THE POLICY ACCOUNT

     After a policy has been in effect for a year, the Policy Owner may request a partial withdrawal of the Net Cash Surrender Value by making a written request to American Franklin at its Administrative Office. Any withdrawal is subject to certain conditions. It must:

     be at least $500;

     not cause the death benefit to fall below the minimum for which American Franklin would issue the policy at the time (see "Policy Account Transactions-The Effects of a Partial Withdrawal," below); and

     not cause the policy to fail to qualify as life insurance under applicable tax law.

     The Policy Owner may specify how much of the withdrawal he or she wants taken from each investment division. If no instructions are given, American Franklin will make the withdrawal on the basis of the then current deduction allocation percentages. If American Franklin cannot withdraw the amount based on the Policy Owner's directions or on the deduction allocation percentages, American Franklin will withdraw the amount based on the proportions of the unloaned amount, if any, of the Policy Account allocated to the Guaranteed Interest Division and the respective amounts allocated to the investment divisions of the Separate Account to the total unloaned value of the Policy Account. For example, if 50% of a Policy Account is in the Guaranteed Interest Division and 50% is in the Money Market Division and the Policy Owner wants to withdraw $1,000, American Franklin would take $500 from each division.

WITHDRAWAL CHARGES

     When a partial withdrawal of Net Cash Surrender Value is made, a current expense charge of $25 or 2% of the amount withdrawn, whichever is less, will be charged against the Policy Account. This charge will be allocated equally among the divisions from which the withdrawal was made. If the charge cannot be allocated in this manner, it will be allocated as described under "Deductions And Charges-Allocation of Policy Account Charges," above.

THE EFFECTS OF A PARTIAL WITHDRAWAL

     A partial withdrawal of Net Cash Surrender Value reduces the amount in the Policy Account. It also reduces the Cash Surrender Value and the death benefit on a dollar-for-dollar basis. If the death benefit based on a percentage multiple applies, the reduction in death benefit can be greater. See "The Features of EquiBuilder III Policies-Death Benefits," above. If death benefit Option A is selected, the Face Amount of the policy will also be reduced so there will be no change in the amount at risk. No pro rata surrender charge will be deducted in connection with a reduction in Face Amount made in connection with a partial withdrawal of Net Cash Surrender Value. An endorsement will be sent to the Policy Owner to reflect this change. The Policy Owner may be asked to return the policy to American Franklin's Administrative Office to make a change. A partial withdrawal will not affect the Face Amount of the policy if death benefit Option B is in effect. The withdrawal and these reductions will be effective as of the date American Franklin receives the request at its Administrative Office. See "Federal Tax

Considerations-Tax Treatment of Policy Benefits," below, for the tax consequences of a partial withdrawal. A policy loan may be more advantageous if the Policy Owner's need for cash is temporary.

SURRENDERING THE POLICY FOR ITS NET CASH SURRENDER VALUE

     During the first ten policy years, the Cash Surrender Value of a policy is the amount in the Policy Account minus the surrender charge described under "Deductions And Charges - Surrender Charge," above. After ten policy years, the Cash Surrender Value and Policy Account are equal. During the initial policy years, the applicable surrender charge may represent a substantial portion of the premiums paid. See "Illustrations of Death Benefits, Policy Account and Cash Surrender Values, and Accumulated Premiums," below.


     A policy may be surrendered for its Net Cash Surrender Value at any time while the Insured Person is living. This may be done by sending a written request in form satisfactory to American Franklin and the policy to American Franklin at its Administrative Office. The Net Cash Surrender Value of the policy equals the Cash Surrender Value minus any outstanding loan and loan interest. American Franklin will compute the Net Cash Surrender Value as of the date a request for surrender and the policy are received by American Franklin at its Administrative Office, and all insurance coverage under the policy will end on that date. See "Federal Tax Considerations - Tax Treatment of Policy Benefits," below, for the tax consequences of a surrender.


                              THE GUARANTEED
                            INTEREST DIVISION

     A Policy Owner may allocate some or all of a Policy Account to the Guaranteed Interest Division, which is part of American Franklin's General Account and pays interest at a declared rate guaranteed by American Franklin for each policy year. The principal, after charges, is also guaranteed by American Franklin. The General Account supports American Franklin's insurance and annuity obligations. Because of applicable exemptive and exclusionary provisions, interests in the Guaranteed Interest Division have not been registered under the Securities Act of 1933, and neither the Guaranteed Interest Division nor the General Account has been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account, the Guaranteed Interest Division nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. American Franklin has been advised that the staff of the Securities and Exchange Commission has not made a review of the disclosures which are included in this Prospectus which relate to the General Account and the Guaranteed Interest Division. These disclosures, however, may be subject to certain generally applicable provisions of the federal securities law relating to the accuracy and completeness of statements made in a prospectus.

AMOUNTS IN THE GUARANTEED INTEREST DIVISION

     A Policy Owner may accumulate amounts in the Guaranteed Interest Division by:

          allocating net premiums and loan repayments;

          transferring amounts from the investment divisions of the Separate Account; or

          earning interest on amounts already allocated to the Guaranteed Interest Division.

     The amount allocated to the Guaranteed Interest Division at any time is the sum of all net premiums and loan repayments allocated to that division and all transfers and earned interest, and includes amounts securing any policy loan outstanding. This amount is reduced by amounts transferred or withdrawn from and charges allocated to this division.

INTEREST ON AMOUNTS IN THE GUARANTEED INTEREST DIVISION

     American Franklin pays a declared interest rate on all amounts in the Guaranteed Interest Division. At policy issuance and prior to each policy anniversary, American Franklin declares the rates that will apply to amounts in the Guaranteed Interest Division for the following policy year. Different rates are paid on unloaned and loaned amounts in the Guaranteed Interest Division. These annual interest rates will never be less than the minimum guaranteed interest rate of 4-1/2%. Interest is compounded daily at an effective annual rate that equals the declared rate for each policy year.

     At the end of each policy month, American Franklin will credit interest to amounts in the Guaranteed Interest Division in the following way:

          amounts in the Guaranteed Interest Division during the entire policy month are credited with interest from the beginning to the end of the month;

          amounts added to the Guaranteed Interest Division during the month from net premiums or loan repayments are credited with interest from the date American Franklin receives them. The only exception to this rule applies to the initial net premium payment. American Franklin will allocate the initial net premium to the Money Market division until 15 days after the Issue Date (any other net premium received during this period will be allocated in the same way), and will then allocate the amounts in the Policy Account to the Guaranteed Interest Division and the investment divisions of the Separate Account in accordance with the Policy Owner's premium allocation percentages. See "Additional Information About EquiBuilder III-Policy Periods, Anniversaries, Dates and Ages," below;

          amounts transferred to the Guaranteed Interest Division are credited with interest from the date of the transfer to the end of the month; and

          amounts charged against or withdrawn from the Guaranteed Interest Division are credited with interest from the beginning of the policy month to the date of the charge or withdrawal.

     Interest credited to any loaned amounts in the Guaranteed Interest Division is allocated to the unloaned portion of the Guaranteed Interest Division.

TRANSFERS FROM THE GUARANTEED INTEREST DIVISION

     A Policy Owner may request a transfer of unloaned amounts in the Guaranteed Interest Division to one or more of the investment divisions of the Separate Account. American Franklin will make the transfer as of the date a written request for transfer is received, provided that the request is received within 30 days after a policy anniversary. The maximum amount that may be transferred is the greater of 25% of the unloaned value in the Guaranteed Interest Division on the date the transfer takes effect or the minimum transfer amount shown in the policy when it is issued. The smallest amount that may be transferred is the lesser of the unloaned value in the Guaranteed Interest Division on the date the transfer takes effect or the minimum transfer amount shown in the policy.

               ADDITIONAL INFORMATION ABOUT EQUIBUILDER III POLICIES

RIGHT TO EXAMINE THE POLICY

     Each Policy Owner has a right to examine the policy. If for any reason the Policy Owner is not satisfied with it, he or she may cancel the policy within the time limits described below. The Policy Owner may cancel the policy by sending it with a written request to cancel to American Franklin's Administrative Office.


          A request to cancel the policy must be postmarked no later than the latest of the following two dates:

          10 days after the Policy Owner receives his or her policy; or

          45 days after the Policy Owner signs Part 1 of the policy application.

     If the Policy Owner cancels the policy, American Franklin will, within seven days of receipt of the policy and a duly executed, timely notice of cancellation, refund an amount equal to the premiums paid.

     Insurance coverage ends when a Policy Owner sends a request for cancellation.

LAPSE OF THE POLICY

     If the Net Cash Surrender Value of a policy is insufficient to pay the charges that are made against the Policy Account each month, or if the total of any policy loan plus loan interest exceeds the Cash

Surrender Value of a policy, American Franklin will commence procedures to terminate the policy. American Franklin will notify the Policy Owner and any assignee shown on its records in writing that the Net Cash Surrender Value is insufficient to pay monthly charges or that an outstanding policy loan plus loan interest exceeds the Cash Surrender Value of the policy, that a grace period has begun during which the Policy Owner must pay an additional premium to prevent lapse of the policy, and that a specified amount of premium, which will cover estimated monthly charges for three months, must be paid to avoid lapse of the policy. The grace period extends for 61 days beginning on the day American Franklin sends the Policy Owner notice that the grace period is starting.

     If American Franklin receives payment of at least the stipulated amount before the end of the grace period, the amount paid will be used to satisfy the overdue charges. Any balance left will be placed in the Policy Account and allocated in the same manner as previous premium payments. A payment of less than the stipulated amount received before the end of the grace period will be applied to overdue charges but will not prevent lapse of the policy.

     If American Franklin does not receive payment within the 61 days, the policy will lapse without value. American Franklin will withdraw any amount left in the Policy Account and apply this amount to the charges owed to it, including any applicable surrender charge.

     If the Insured Person dies during the grace period, American Franklin will pay the insurance benefits to the beneficiary, minus any outstanding policy loan and loan interest and overdue charges.

REINSTATEMENT OF THE POLICY

     A Policy Owner may reinstate his or her policy within three years after it lapses if:

          evidence is provided that the Insured Person is still insurable; and

          a premium payment sufficient to keep the policy in force for three months after the date it is reinstated is paid to American Franklin.

     The effective date of the reinstated policy will be the beginning of the policy month which coincides with or follows the date American Franklin approves the reinstatement application. Upon reinstatement, the maximum surrender charge for the policy will be reduced by the amount of all surrender charges previously imposed on the policy, and for purposes of determining any future surrender charges on the policy, the policy will be deemed to have been in effect since the original Register Date. Previous loans will not be reinstated.

POLICY PERIODS, ANNIVERSARIES, DATES AND AGES

     Policy years, policy months and policy anniversaries are measured from the Register Date shown on the Policy Information page in the policy. Each policy month begins on the same day in each calendar month as the day of the month of the Register Date. For purposes of receiving Policy Owner requests, American Franklin is open from 8:00 a.m. to 3:00 p.m., Springfield, Illinois time.

     The Register Date is the earlier of the Issue Date or the Date of Payment. The Date of Payment will normally be the day of receipt of a check for the full initial premium at American Franklin's Administrative Office. The Issue Date, shown on the Policy Information page of each policy, is the date a policy is actually issued, and depends on the underwriting and other requirements for issuing a particular policy. Contestability is measured from the Issue Date, as is the suicide exclusion.

     The initial net premium will be put in the Policy Account as of the Date of Payment. The initial net premium will be allocated to the Money Market division of the Separate Account, regardless of the Policy Owner's premium allocation percentages, until the first business day 15 days after the Issue Date. Any other net premium received during that period will also be allocated to the Money Market division. On the first business day 15 days after the Issue Date, the amount in the Policy Account will be reallocated in accordance with the Policy Owner's premium allocation percentages. Charges and deductions under the policy are first made as of the Register Date. See "The Features of EquiBuilder III Policies-Death Benefits," above, regarding the commencement of insurance coverage.

     The Final Policy Date is the policy anniversary nearest the Insured Person's 95th birthday. The policy ends on that date if the Insured Person is still alive and the maturity benefit is paid.

     Generally, references in this Prospectus to the age of the Insured Person refer to his or her age on the birthday nearest to that particular date.

                             FEDERAL TAX CONSIDERATIONS

INTRODUCTION

     The following summary provides a general description of the federal income tax considerations associated with your purchase of the Policy and does not purport to be complete or to cover all situations. American Franklin advises that counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon American Franklin's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "Service"). No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Service.

TAX STATUS OF THE POLICY

     Code section 7702 sets forth the definition of a life insurance contract for federal tax purposes. The Secretary of the Treasury (the "Treasury") is authorized to prescribe regulations implementing section 7702. While proposed regulations and other interim guidance has been issued, final regulations have not been adopted. In short, guidance as to how section 7702 is to be adopted is limited. If a Policy were determined not to be a life insurance contract for purposes of section 7702, such Policy would not qualify for the favorable tax treatment normally provided to a life insurance policy.

     With respect to a Policy issued on the basis of a standard rate class, American Franklin believes (largely in reliance on IRS Notice 88-128 and the proposed regulations under section 7702, issued on July 5, 1991) that such a Policy should meet the section 7702 definition of a "life insurance contract." With respect to a policy that is issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is less guidance, in particular as to how the mortality and other expense requirements of section 7702 should be applied in determining whether such a policy meets the section 7702 definition of a life insurance contract. If it is subsequently determined that a policy does not satisfy section 7702, American Franklin may take whatever steps are appropriate and necessary to attempt to cause such a Policy to comply with section 7702. For these reasons, American Franklin reserves the right to restrict Policy transactions as necessary to attempt to continue its qualification as a life insurance contract under section 7702.

     In addition to the definitional test described above, section 817(h) mandates that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under section 7702 of the Code. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed in Treas. Reg. Section 1.817-5, which affect how the Fund's assets are to be invested.

     In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner's gross income. The Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Policy Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

  The ownership rights under the Policy are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that policy owners were not owners of separate account assets. For example, the Policy Owner has additional flexibility in allocating premium payments and policy values. These differences could result in a Policy Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, American Franklin does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury has stated it expects to issue. American Franklin therefore reserves the right to modify the Policy as necessary to attempt to prevent a Policy Owner from being considered the owner of a pro rata share of the assets of the Separate Account or to otherwise qualify the Policy for favorable tax treatment.

  The policies may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. American Franklin does not guarantee the tax treatment of any such arrangement. Therefore, if you are contemplating the use of the Policies in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement. Moreover, in recent years, Congress has adopted new rules relating to corporate owned life insurance. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax advisor.

POSSIBLE TAX LAW CHANGES

  Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of this Policy. It is possible that any legislative change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Policy.

  The following discussion assumes that the policy will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

IN GENERAL. American Franklin believes that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a flexible-benefit life insurance policy for federal income tax purposes. Thus, the Death Benefit under the Policy should be excludable from the gross income of the Beneficiary under Code section 101(a)(1).

  Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option (i.e., a change from option A to option B or vice versa), a policy loan, a withdrawal, a surrender, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or Beneficiary.

  Generally, the Policy Owner will not be deemed to be in constructive receipt of the Policy Account, including increments thereof, until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by a Policy, depend on whether the Policy is classified as a "Modified Endowment Contract." Whether a Policy is or is not a modified endowment contract, upon a complete surrender or lapse of a Policy, or when benefits are paid at such a Policy's maturity, if the amounts received plus the amount of indebtedness exceeds the total investment in the Policy the excess will generally be treated as ordinary income subject to tax.

MODIFIED ENDOWMENT CONTRACTS. Code section 7702A establishes a class of life insurance contracts designated as "Modified Endowment Contracts," which applies to Policies entered into or materially changed after June 20, 1988.

   Due to the Policy's flexibility, classification as a Modified Endowment Contract will depend on the individual circumstances of each Policy. In general, a Policy will be a Modified Endowment Contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a policy will be a Modified Endowment Contract after a material change generally depends upon the relationship of the death benefit and Policy Account at the time of such change and the additional premiums paid in the seven years following the material change. A reduction in a policy's death benefit may also cause a policy to be treated as a Modified Endowment Contract.

   The rules relating to whether a Policy will be treated as a Modified Endowment Contract are extremely complex and cannot be adequately described in the limited confines of this summary. Therefore, a current or prospective Policy Owner should consult with a competent advisor to determine whether a policy transaction will cause the Policy to be treated as a Modified Endowment Contract. American Franklin will, however, monitor Policies and will attempt to notify a Policy Owner on a timely basis if his or her Policy is, in American Franklin's judgment, in jeopardy of becoming a Modified Endowment Contract.

DISTRIBUTIONS FROM POLICIES CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS.
Policies classified as Modified Endowment Contracts will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial surrenders from such a Policy, are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy Account immediately before the distribution over the investment in the
Policy (described below) at such time.   Second, loans taken from or secured by,
such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is included in income except where the distribution or loan is made on or after the Policy Owner attains age 59 1/2, is attributable to the Policy Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Policy Owner or the joint lives (or joint life expectancies) of the Policy Owner and the Policy Owner's Beneficiary.

   If a Policy becomes a modified endowment contract after it is issued, distributions that occur during the policy year it becomes a modified endowment contract and any subsequent policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed as distributions from a modified endowment contract.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS. Distributions from a policy that is not a Modified Endowment Contract, are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first fifteen years after the policy is issued and that results in a cash distribution to the Policy Owner in order for the Policy to continue complying with the section 7702 definitional limits.
Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in section 7702.

   Loans from, or secured by, a policy that is not a Modified Endowment Contract are not treated as distributions. Instead, such loans generally are treated as indebtedness of the Policy Owner.

   Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a Modified Endowment Contract are subject to the 10 percent additional tax.

POLICY LOANS. Generally, interest paid on any loan under a Policy is not deductible. Before taking a Policy loan, a Policy Owner should consult a tax adviser as to the tax consequences of such a loan.

INVESTMENT IN THE POLICY. Investment in the Policy means (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the Policy Owner (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by a Policy that is a Modified Endowment Contract to the extent that such amount is included in the gross income of the Policy Owner.

MULTIPLE POLICIES. All modified Endowment Contracts that are issued by American Franklin (and its affiliates) to the same Policy Owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includable in the gross income under Code section 72(e).

AMERICAN FRANKLIN'S INCOME TAXES

  Under the life insurance company tax provisions of the Code, variable life insurance generally is treated in a manner consistent with fixed-benefit life insurance. The operations of the Separate Account are included in American Franklin's federal income tax return and American Franklin pays no federal income tax on investment income and capital gains reflected in variable life insurance policy reserves. Consequently, no charge is currently being made to any division of the Separate Account for federal income taxes of American Franklin. American Franklin reserves the right, however, to make such a charge in the future, if it incurs federal income tax which is attributable to the Separate Account. If such a charge were made, it would be set aside as a provision for taxes which would be kept in the affected division rather than in the General Account. It is anticipated that Policy Owners would benefit from any investment earnings that are not needed to maintain this provision.

  American Franklin may have to pay state and local taxes (in addition to applicable taxes based on premiums) in several states. At present, these taxes are not substantial. If they increase, however, charges may be made for such taxes when they are attributable to the Separate Account.

INCOME TAX WITHHOLDING

  Generally, unless the Policy Owner provides, in accordance with prescribed procedures, a written election to the contrary before a taxable distribution is made, American Franklin is required to withhold income tax from any portion of the money the Policy Owner receives if he or she withdraws money from the Policy Account or surrenders the policy or if the policy matures. If the Policy Owner does not wish American Franklin to withhold tax from the payment, or if it does not withhold enough, the Policy Owner may have to pay taxes later. Penalties may be applicable under the estimated tax rules if a Policy Owner's withholding and estimated tax payments are insufficient.

                  ILLUSTRATIONS OF DEATH BENEFITS, POLICY ACCOUNT
                AND CASH SURRENDER VALUES, AND ACCUMULATED PREMIUMS

  The tables set forth below are intended to illustrate how the key financial elements of a policy work. The tables show how death benefits and Policy Account and Cash Surrender Values ("policy benefits") could vary over an extended period of time if the investment divisions of the Separate Account had constant hypothetical gross annual investment returns of 0%, 4%, 8% or 12% over the years covered by each table. The policy benefits will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the figures will be different if the returns averaged 0%, 4%, 8% or 12%, over a period of years but went above or below those figures in individual policy years. The policy benefits will also differ, depending on a particular Policy Owner's premium allocation to each division, if the overall actual rates of return averaged 0%, 4%, 8% or 12%, but went above or below those figures for the individual investment divisions. The tables are for male non-tobacco users. Planned premium payments are assumed to be paid at the beginning of each policy year. The difference between the Policy Account and the Cash Surrender Value in the first ten years is the surrender charge.

     The tables illustrate cost of insurance and expense charges (policy cost factors) at both current rates (which are described under "Deductions and Charges-Deductions from the Policy Account-Cost of Insurance Charge" and "Deductions and Charges-Charges Against the Separate Account," above) and at the maximum rates American Franklin guarantees in the policies. The amounts shown illustrate policy benefits on the last day of selected policy years. The illustrations reflect a daily charge against the Separate Account investment divisions. This charge includes a .75% annual charge against the investment divisions of the Separate Account for mortality and expense risks and the effect on each division's investment experience of the charges to the Funds' assets for management (.60% of aggregate average daily net assets is assumed) and direct expenses of the Funds (.15% of aggregate average daily net assets is assumed). The effect of these adjustments is that on a 0% gross rate of return the net rate of return would be -1.50%, on 4% it would be 2.50%, on 8% it would be 6.50%
and on 12% it would be 10.50%.    Management  fees and direct expenses of the
Funds vary by portfolio and may vary from year to year. During 1997 the aggregate actual charge for management fees and direct expenses incurred by certain portfolios of the Funds as a percentage of average daily net assets exceeded the figures assumed. Fidelity Management has voluntarily agreed to reimburse the management fees and other expenses above a specified percentage of average net assets of some of the portfolios and to use a portion of the brokerage commissions paid by certain
portfolios to reduce their total expenses.    Each MFS portfolio has an expense
offset arrangement which reduces the portfolios' custodian fee, and the investment adviser has agreed to bear expenses for each MFS portfolio such that certain expenses shall not exceed a specified percentage of average net assets. Such arrangements, which may be terminated at any time without notice, will increase a portfolio's yield.

  The tables reflect a deduction from each premium for taxes (a 2% deduction is assumed) and a sales expense deduction in the amount of 5% of each premium paid during any policy year until total premiums for that policy year equal the Target Premium. There are tables for both Death Benefit Option A and Death Benefit Option B and each option is illustrated using current and guaranteed policy cost factors. The current cost tables assume that the monthly administrative charge remains constant at $6. The guaranteed tables assume that the monthly administrative charge is $6 in the first year and $12 thereafter.
In each case, deduction of the current additional monthly administrative charge of $24 per month to cover costs of establishing a policy is assumed in each of the first 12 policy months. The tables reflect the fact that no deduction is currently made for federal or state income taxes. If a charge is made for those taxes in the future, it will take a higher rate of return to produce after-tax returns of 0%, 4%, 8% or 12%. All illustrations assume that no transfers, withdrawals, policy loans, or changes in Face Amount or Death Benefit Option will be made and that no additional benefits are added to the policy.

  The second column of each table shows what would happen if an amount equal to the gross premiums were invested to earn interest, after taxes, of 5% compounded annually. These tables show that if a policy is surrendered in its very early years for payment of its Cash Surrender Value, that Cash Surrender Value will be low in comparison to the amount of the premiums accumulated with interest.
Thus, the cost of owning a policy for a relatively short time will be high.

  At the request of an applicant for a policy, American Franklin will furnish a comparable illustration based on the age and sex of the proposed Insured Person, standard risk assumptions, a stipulated initial Face Amount and proposed premiums. Upon request after issuance American Franklin will also provide an illustration of future policy benefits based on both guaranteed and current cost factor assumptions and actual Policy Account value. If illustrations are requested more than once in any policy year, a charge may be imposed.

                         TABLE OF CONTENTS FOR ILLUSTRATIONS

INITIAL FACE AMOUNT $200,000 MALE NON-TOBACCO

                                                       PREMIUM             PAGE
Age 40, Option A--Current Charges                       $3,000              35
Age 40, Option A--Guaranteed Charges                    $3,000              35
Age 40, Option B--Current Charges                       $3,000              36
Age 40, Option B--Guaranteed Charges                    $3,000              36

INITIAL FACE AMOUNT $100,000 MALE NON-TOBACCO

                                                       PREMIUM            PAGE
Age 40, Option A--Current Charges                       $1,500              37
Age 40, Option A--Guaranteed Charges                    $1,500              37
Age 40, Option B--Current Charges                       $1,500              38
Age 40, Option B--Guaranteed Charges                    $1,500              38

               EQUIBUILDER III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

                 INITIAL FACE AMOUNT $200,000                          MALE AGE 40 NON-TOBACCO USER
                    DEATH BENEFIT OPTION A                               ASSUMING CURRENT CHARGES
                                  Insurance Benefit(2)                                Policy Account(2)
Last Day                      Assuming Hypothetical Gross                       Assuming Hypothetical Gross
   of                         Annual Investment Return of                       Annual Investment Return of
 Policy       Accumulated
  Year        Premiums(1)     0%        4%        8%        12%                 0%        4%        8%        12%
  1              3,150   200,000   200,000   200,000   200,000               2,146     2,246     2,345     2,445
  2              6,458   200,000   200,000   200,000   200,000               4,524     4,817     5,118     5,427
  3              9,930   200,000   200,000   200,000   200,000               6,845     7,432     8,050     8,702
  4             13,577   200,000   200,000   200,000   200,000               9,111    10,091    11,153    12,301
  5             17,406   200,000   200,000   200,000   200,000              11,320    12,795    14,436    16,257
  6             21,426   200,000   200,000   200,000   200,000              13,477    15,548    17,915    20,613
  7             25,647   200,000   200,000   200,000   200,000              15,552    18,322    21,574    25,383
  8             30,080   200,000   200,000   200,000   200,000              17,551    21,122    25,429    30,615
  9             34,734   200,000   200,000   200,000   200,000              19,475    23,949    29,496    36,363
  10            39,620   200,000   200,000   200,000   200,000              21,324    26,804    33,790    42,685
  11            44,751   200,000   200,000   200,000   200,000              23,101    29,690    38,330    49,646
  12            50,139   200,000   200,000   200,000   200,000              24,833    32,635    43,158    57,344
  13            55,796   200,000   200,000   200,000   200,000              26,488    35,610    48,267    65,833
  14            61,736   200,000   200,000   200,000   200,000              28,071    38,618    53,680    75,208
  15            67,972   200,000   200,000   200,000   200,000              29,581    41,662    59,422    85,570
  16            74,521   200,000   200,000   200,000   200,000              31,014    44,739    65,513    97,031
  17            81,397   200,000   200,000   200,000   200,000              32,332    47,815    71,951   109,698
  18            88,617   200,000   200,000   200,000   200,000              33,558    50,911    78,784   123,732
  19            96,198   200,000   200,000   200,000   200,000              34,684    54,024    86,040   139,295
  20           104,158   200,000   200,000   200,000   209,788              35,701    57,147    93,751   156,558
  25           150,340   200,000   200,000   200,000   333,556              38,817    72,721   140,551   273,407

                PLANNED PREMIUM $3,000

                     Cash Surrender Value(2)
                   Assuming Hypothetical Gross
                   Annual Investment Return of
                    0%        4%        8%        12%
  1              1,512     1,611     1,710     1,810
  2              3,620     3,912     4,213     4,522
  3              5,705     6,292     6,910     7,562
  4              7,971     8,951    10,013    11,161
  5             10,180    11,655    13,296    15,117
  6             12,337    14,408    16,775    19,473
  7             14,640    17,410    20,662    24,471
  8             16,867    20,438    24,745    29,931
  9             19,019    23,493    29,040    35,907
  10            21,096    26,576    33,562    42,457
  11            23,101    29,690    38,330    49,646
  12            24,833    32,635    43,158    57,344
  13            26,488    35,610    48,267    65,833
  14            28,071    38,618    53,680    75,208
  15            29,581    41,662    59,422    85,570
  16            31,014    44,739    65,513    97,031
  17            32,332    47,815    71,951   109,698
  18            33,558    50,911    78,784   123,732
  19            34,684    54,024    86,040   139,295
  20            35,701    57,147    93,751   156,558
  25            38,817    72,721   140,551   273,407


               EQUIBUILDER III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

                 INITIAL FACE AMOUNT $200,000                          MALE AGE 40 NON-TOBACCO USER
                    DEATH BENEFIT OPTION A                              ASSUMING GUARANTEED CHARGES
                                  Insurance Benefit(2)                                Policy Account(2)
Last Day                      Assuming Hypothetical Gross                       Assuming Hypothetical Gross
   of                         Annual Investment Return of                       Annual Investment Return of
 Policy       Accumulated
  Year        Premiums(1)     0%        4%        8%        12%                 0%        4%        8%        12%
  1              3,150   200,000   200,000   200,000   200,000               2,146     2,246     2,345     2,445
  2              6,458   200,000   200,000   200,000   200,000               4,117     4,402     4,694     4,995
  3              9,930   200,000   200,000   200,000   200,000               6,011     6,564     7,148     7,765
  4             13,577   200,000   200,000   200,000   200,000               7,824     8,728     9,710    10,776
  5             17,406   200,000   200,000   200,000   200,000               9,557    10,893    12,387    14,052
  6             21,426   200,000   200,000   200,000   200,000              11,203    13,054    15,180    17,618
  7             25,647   200,000   200,000   200,000   200,000              12,764    15,210    18,099    21,506
  8             30,080   200,000   200,000   200,000   200,000              14,235    17,356    21,149    25,750
  9             34,734   200,000   200,000   200,000   200,000              15,613    19,489    24,336    30,386
  10            39,620   200,000   200,000   200,000   200,000              16,894    21,603    27,666    35,457
  11            44,751   200,000   200,000   200,000   200,000              18,072    23,694    31,147    41,010
  12            50,139   200,000   200,000   200,000   200,000              19,136    25,747    34,777    47,090
  13            55,796   200,000   200,000   200,000   200,000              20,072    27,751    38,559    53,753
  14            61,736   200,000   200,000   200,000   200,000              20,868    29,691    42,496    61,063
  15            67,972   200,000   200,000   200,000   200,000              21,508    31,550    46,587    69,088
  16            74,521   200,000   200,000   200,000   200,000              21,982    33,318    50,844    77,920
  17            81,397   200,000   200,000   200,000   200,000              22,277    34,983    55,273    87,658
  18            88,617   200,000   200,000   200,000   200,000              22,390    36,536    59,893    98,427
  19            96,198   200,000   200,000   200,000   200,000              22,305    37,964    64,716   110,364
  20           104,158   200,000   200,000   200,000   200,000              22,011    39,254    69,760   123,632
  25           150,340   200,000   200,000   200,000   263,088              16,323    42,572    98,786   215,646

                PLANNED PREMIUM $3,000

                     Cash Surrender Value(2)
                   Assuming Hypothetical Gross
                   Annual Investment Return of
                    0%        4%        8%        12%
  1              1,512     1,611     1,710     1,810
  2              3,213     3,497     3,789     4,090
  3              4,871     5,424     6,008     6,625
  4              6,684     7,588     8,570     9,636
  5              8,417     9,753    11,247    12,912
  6             10,063    11,914    14,040    16,478
  7             11,852    14,298    17,187    20,594
  8             13,551    16,672    20,465    25,066
  9             15,157    19,033    23,880    29,930
  10            16,666    21,375    27,438    35,229
  11            18,072    23,694    31,147    41,010
  12            19,136    25,747    34,777    47,090
  13            20,072    27,751    38,559    53,753
  14            20,868    29,691    42,496    61,063
  15            21,508    31,550    46,587    69,088
  16            21,982    33,318    50,844    77,920
  17            22,277    34,983    55,273    87,658
  18            22,390    36,536    59,893    98,427
  19            22,305    37,964    64,716   110,364
  20            22,011    39,254    69,760   123,632
  25            16,323    42,572    98,786   215,646


(1)  Assumes net interest of 5% compounded annually.
(2)  Assumes no policy loan has been made.
The death benefits and Policy Account and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefits and Policy Account and Cash Surrender Values for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account. and Cash Surrender Values for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the Separate Account and the different rates of return of the Funds' portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

               EQUIBUILDER III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

                 INITIAL FACE AMOUNT $200,000                          MALE AGE 40 NON-TOBACCO USER
                    DEATH BENEFIT OPTION B                               ASSUMING CURRENT CHARGES
                                  Insurance Benefit(2)                                Policy Account(2)
Last Day                      Assuming Hypothetical Gross                       Assuming Hypothetical Gross
   of                         Annual Investment Return of                       Annual Investment Return of
 Policy       Accumulated
  Year        Premiums(1)     0%        4%        8%        12%                 0%        4%        8%        12%
  1              3,150   202,143   202,242   202,341   202,441               2,143     2,242     2,341     2,441
  2              6,458   204,513   204,805   205,106   205,414               4,513     4,805     5,106     5,414
  3              9,930   206,823   207,407   208,023   208,672               6,823     7,407     8,023     8,672
  4             13,577   209,072   210,047   211,103   212,245               9,072    10,047    11,103    12,245
  5             17,406   211,259   212,724   214,354   216,164              11,259    12,724    14,354    16,164
  6             21,426   213,388   215,442   217,790   220,466              13,388    15,442    17,790    20,466
  7             25,647   215,427   218,170   221,389   225,159              15,427    18,170    21,389    25,159
  8             30,080   217,380   220,908   225,163   230,286              17,380    20,908    25,163    30,286
  9             34,734   219,248   223,659   229,126   235,891              19,248    23,659    29,126    35,891
  10            39,620   221,031   226,419   233,286   242,025              21,031    26,419    33,286    42,025
  11            44,751   222,729   229,190   237,656   248,740              22,729    29,190    37,656    48,740
  12            50,139   224,375   232,002   242,281   256,132              24,375    32,002    42,281    56,132
  13            55,796   225,930   234,816   247,139   264,230              25,930    34,816    47,139    64,230
  14            61,736   227,398   237,637   252,246   273,110              27,398    37,637    52,246    73,110
  15            67,972   228,779   240,461   257,617   282,854              28,779    40,461    57,617    82,854
  16            74,521   230,065   243,281   263,260   293,542              30,065    43,281    63,260    93,542
  17            81,397   231,214   246,049   269,146   305,226              31,214    46,049    69,146   105,226
  18            88,617   232,248   248,788   275,313   318,033              32,248    48,788    75,313   118,033
  19            96,198   233,159   251,485   281,769   332,070              33,159    51,485    81,769   132,070
  20           104,158   233,936   254,126   288,519   347,453              33,936    54,126    88,519   147,453
  25           150,340   235,366   265,905   326,814   446,741              35,366    65,905   126,814   246,741

                PLANNED PREMIUM $3,000

                     Cash Surrender Value(2)
                   Assuming Hypothetical Gross
                   Annual Investment Return of
                    0%        4%        8%        12%
  1              1,508     1,607     1,706     1,806
  2              3,609     3,901     4,201     4,509
  3              5,683     6,267     6,883     7,532
  4              7,932     8,907     9,963    11,105
  5             10,119    11,584    13,214    15,024
  6             12,248    14,302    16,650    19,326
  7             14,515    17,258    20,477    24,247
  8             16,696    20,224    24,479    29,602
  9             18,792    23,203    28,670    35,435
  10            20,803    26,191    33,058    41,797
  11            22,729    29,190    37,656    48,740
  12            24,375    32,002    42,281    56,132
  13            25,930    34,816    47,139    64,230
  14            27,398    37,637    52,246    73,110
  15            28,779    40,461    57,617    82,854
  16            30,065    43,281    63,260    93,542
  17            31,214    46,049    69,146   105,226
  18            32,248    48,788    75,313   118,033
  19            33,159    51,485    81,769   132,070
  20            33,936    54,126    88,519   147,453
  25            35,366    65,905   126,814   246,741

               EQUIBUILDER III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY



                 INITIAL FACE AMOUNT $200,000                          MALE AGE 40 NON-TOBACCO USER
                    DEATH BENEFIT OPTION B                              ASSUMING GUARANTEED CHARGES
                                  Insurance Benefit(2)                                Policy Account(2)
Last Day                      Assuming Hypothetical Gross                       Assuming Hypothetical Gross
   of                         Annual Investment Return of                       Annual Investment Return of
 Policy       Accumulated
  Year        Premiums(1)     0%        4%        8%        12%                 0%        4%        8%        12%
  1              3,150   202,143   202,242   202,341   202,441               2,143     2,242     2,341     2,441
  2              6,458   204,099   204,382   204,673   204,973               4,099     4,382     4,673     4,973
  3              9,930   205,970   206,518   207,099   207,711               5,970     6,518     7,099     7,711
  4             13,577   207,752   208,646   209,618   210,672               7,752     8,646     9,618    10,672
  5             17,406   209,443   210,761   212,234   213,877               9,443    10,761    12,234    13,877
  6             21,426   211,037   212,857   214,946   217,341              11,037    12,857    14,946    17,341
  7             25,647   212,535   214,929   217,758   221,091              12,535    14,929    17,758    21,091
  8             30,080   213,930   216,973   220,670   225,151              13,930    16,973    20,670    25,151
  9             34,734   215,219   218,980   223,682   229,546              15,219    18,980    23,682    29,546
  10            39,620   216,396   220,943   226,792   234,303              16,396    20,943    26,792    34,303
  11            44,751   217,456   222,853   230,002   239,454              17,456    22,853    30,002    39,454
  12            50,139   218,383   224,691   233,297   245,022              18,383    24,691    33,297    45,022
  13            55,796   219,163   226,440   236,669   251,032              19,163    26,440    36,669    51,032
  14            61,736   219,782   228,080   240,104   257,515              19,782    28,080    40,104    57,515
  15            67,972   220,222   229,587   243,584   264,497              20,222    29,587    43,584    64,497
  16            74,521   220,473   230,945   247,100   272,019              20,473    30,945    47,100    72,019
  17            81,397   220,521   232,134   250,638   280,118              20,521    32,134    50,638    80,118
  18            88,617   220,362   233,142   254,191   288,848              20,362    33,142    54,191    88,848
  19            96,198   219,984   233,948   257,743   298,259              19,984    33,948    57,743    98,259
  20           104,158   219,375   234,534   261,279   308,406              19,375    34,534    61,279   108,406
  25           150,340   211,880   232,763   277,437   371,809              11,880    32,763    77,437   171,809

                PLANNED PREMIUM $3,000

                     Cash Surrender Value(2)
                   Assuming Hypothetical Gross
                   Annual Investment Return of
                    0%        4%        8%        12%
  1              1,508     1,607     1,706     1,806
  2              3,194     3,477     3,768     4,068
  3              4,830     5,378     5,959     6,571
  4              6,612     7,506     8,478     9,532
  5              8,303     9,621    11,094    12,737
  6              9,897    11,717    13,806    16,201
  7             11,623    14,017    16,846    20,179
  8             13,246    16,289    19,986    24,467
  9             14,763    18,524    23,226    29,090
  10            16,168    20,715    26,564    34,075
  11            17,456    22,853    30,002    39,454
  12            18,383    24,691    33,297    45,022
  13            19,163    26,440    36,669    51,032
  14            19,782    28,080    40,104    57,515
  15            20,222    29,587    43,584    64,497
  16            20,473    30,945    47,100    72,019
  17            20,521    32,134    50,638    80,118
  18            20,362    33,142    54,191    88,848
  19            19,984    33,948    57,743    98,259
  20            19,375    34,534    61,279   108,406
  25            11,880    32,763    77,437   171,809


(1)  Assumes net interest of 5% compounded annually.
(2)  Assumes no policy loan has been made.
The death benefits and Policy Account and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefits and Policy Account and Cash Surrender Values for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account. and Cash Surrender Values for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the Separate Account and the different rates of return of the Funds' portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

               EQUIBUILDER III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY


                 INITIAL FACE AMOUNT $100,000                          MALE AGE 40 NON-TOBACCO USER
                    DEATH BENEFIT OPTION A                               ASSUMING CURRENT CHARGES
                                  Insurance Benefit(2)                                Policy Account(2)
Last Day                      Assuming Hypothetical Gross                       Assuming Hypothetical Gross
   of                         Annual Investment Return of                       Annual Investment Return of
 Policy       Accumulated
  Year        Premiums(1)     0%        4%        8%        12%                 0%        4%        8%        12%
  1              1,575   100,000   100,000   100,000   100,000                 883       928       974     1,020
  2              3,229   100,000   100,000   100,000   100,000               2,024     2,157     2,295     2,436
  3              4,965   100,000   100,000   100,000   100,000               3,136     3,405     3,689     3,988
  4              6,788   100,000   100,000   100,000   100,000               4,217     4,670     5,161     5,691
  5              8,703   100,000   100,000   100,000   100,000               5,270     5,955     6,716     7,560
  6             10,713   100,000   100,000   100,000   100,000               6,294     7,258     8,359     9,614
  7             12,824   100,000   100,000   100,000   100,000               7,275     8,568    10,084    11,859
  8             15,040   100,000   100,000   100,000   100,000               8,212     9,882    11,894    14,314
  9             17,367   100,000   100,000   100,000   100,000               9,108    11,203    13,798    17,007
  10            19,810   100,000   100,000   100,000   100,000               9,961    12,529    15,799    19,960
  11            22,376   100,000   100,000   100,000   100,000              10,774    13,863    17,910    23,207
  12            25,069   100,000   100,000   100,000   100,000              11,559    15,218    20,150    26,794
  13            27,898   100,000   100,000   100,000   100,000              12,303    16,581    22,514    30,746
  14            30,868   100,000   100,000   100,000   100,000              13,003    17,948    25,011    35,102
  15            33,986   100,000   100,000   100,000   100,000              13,662    19,325    27,653    39,915
  16            37,261   100,000   100,000   100,000   100,000              14,292    20,723    30,464    45,247
  17            40,699   100,000   100,000   100,000   100,000              14,880    22,129    33,444    51,148
  18            44,309   100,000   100,000   100,000   100,000              15,417    23,538    36,601    57,684
  19            48,099   100,000   100,000   100,000   100,000              15,901    24,946    39,948    64,931
  20            52,079   100,000   100,000   100,000   100,000              16,325    26,350    43,499    72,975
  25            75,170   100,000   100,000   100,000   155,764              17,357    33,163    64,943   127,675

                PLANNED PREMIUM $1,500

                     Cash Surrender Value(2)
                   Assuming Hypothetical Gross
                   Annual Investment Return of
                    0%        4%        8%        12%
  1                565       611       656       702
  2              1,572     1,705     1,842     1,983
  3              2,566     2,835     3,119     3,418
  4              3,647     4,100     4,591     5,121
  5              4,700     5,385     6,146     6,990
  6              5,724     6,688     7,789     9,044
  7              6,819     8,112     9,628    11,403
  8              7,870     9,540    11,552    13,972
  9              8,880    10,975    13,570    16,779
  10             9,847    12,415    15,685    19,846
  11            10,774    13,863    17,910    23,207
  12            11,559    15,218    20,150    26,794
  13            12,303    16,581    22,514    30,746
  14            13,003    17,948    25,011    35,102
  15            13,662    19,325    27,653    39,915
  16            14,292    20,723    30,464    45,247
  17            14,880    22,129    33,444    51,148
  18            15,417    23,538    36,601    57,684
  19            15,901    24,946    39,948    64,931
  20            16,325    26,350    43,499    72,975
  25            17,357    33,163    64,943   127,675


               EQUIBUILDER III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

                 INITIAL FACE AMOUNT $100,000                          MALE AGE 40 NON-TOBACCO USER
                    DEATH BENEFIT OPTION A                              ASSUMING GUARANTEED CHARGES
                                  Insurance Benefit(2)                                Policy Account(2)
Last Day                      Assuming Hypothetical Gross                       Assuming Hypothetical Gross
   of                         Annual Investment Return of                       Annual Investment Return of
 Policy       Accumulated
  Year        Premiums(1)     0%        4%        8%        12%                 0%        4%        8%        12%
  1              1,575   100,000   100,000   100,000   100,000                 883       928       974     1,020
  2              3,229   100,000   100,000   100,000   100,000               1,799     1,928     2,060     2,197
  3              4,965   100,000   100,000   100,000   100,000               2,677     2,928     3,193     3,473
  4              6,788   100,000   100,000   100,000   100,000               3,516     3,926     4,373     4,857
  5              8,703   100,000   100,000   100,000   100,000               4,315     4,923     5,603     6,361
  6             10,713   100,000   100,000   100,000   100,000               5,072     5,915     6,884     7,994
  7             12,824   100,000   100,000   100,000   100,000               5,786     6,901     8,219     9,772
  8             15,040   100,000   100,000   100,000   100,000               6,455     7,880     9,611    11,709
  9             17,367   100,000   100,000   100,000   100,000               7,079     8,848    11,061    13,821
  10            19,810   100,000   100,000   100,000   100,000               7,654     9,804    12,572    16,127
  11            22,376   100,000   100,000   100,000   100,000               8,179    10,745    14,146    18,647
  12            25,069   100,000   100,000   100,000   100,000               8,645    11,662    15,782    21,401
  13            27,898   100,000   100,000   100,000   100,000               9,048    12,550    17,480    24,412
  14            30,868   100,000   100,000   100,000   100,000               9,381    13,402    19,240    27,707
  15            33,986   100,000   100,000   100,000   100,000               9,635    14,208    21,060    31,317
  16            37,261   100,000   100,000   100,000   100,000               9,805    14,963    22,943    35,280
  17            40,699   100,000   100,000   100,000   100,000               9,885    15,659    24,891    39,639
  18            44,309   100,000   100,000   100,000   100,000               9,873    16,293    26,911    44,449
  19            48,099   100,000   100,000   100,000   100,000               9,761    16,856    29,005    49,768
  20            52,079   100,000   100,000   100,000   100,000               9,542    17,342    31,181    55,667
  25            75,170   100,000   100,000   100,000   118,171               6,300    18,030    43,357    96,861

                PLANNED PREMIUM $1,500

                     Cash Surrender Value(2)
                   Assuming Hypothetical Gross
                   Annual Investment Return of
                    0%        4%        8%        12%
  1                565       611       656       702
  2              1,347     1,475     1,608     1,744
  3              2,107     2,358     2,623     2,903
  4              2,946     3,356     3,803     4,287
  5              3,745     4,353     5,033     5,791
  6              4,502     5,345     6,314     7,424
  7              5,330     6,445     7,763     9,316
  8              6,113     7,538     9,269    11,367
  9              6,851     8,620    10,833    13,593
  10             7,540     9,690    12,458    16,013
  11             8,179    10,745    14,146    18,647
  12             8,645    11,662    15,782    21,401
  13             9,048    12,550    17,480    24,412
  14             9,381    13,402    19,240    27,707
  15             9,635    14,208    21,060    31,317
  16             9,805    14,963    22,943    35,280
  17             9,885    15,659    24,891    39,639
  18             9,873    16,293    26,911    44,449
  19             9,761    16,856    29,005    49,768
  20             9,542    17,342    31,181    55,667
  25             6,300    18,030    43,357    96,861


(1)  Assumes net interest of 5% compounded annually.
(2)  Assumes no policy loan has been made.
The death benefits and Policy Account and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefits and Policy Account and Cash Surrender Values for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account. and Cash Surrender Values for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the Separate Account and the different rates of return of the Funds' portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

               EQUIBUILDER III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY


                 INITIAL FACE AMOUNT $100,000                          MALE AGE 40 NON-TOBACCO USER
                    DEATH BENEFIT OPTION B                               ASSUMING CURRENT CHARGES
                                  Insurance Benefit(2)                                Policy Account(2)
Last Day                      Assuming Hypothetical Gross                       Assuming Hypothetical Gross
   of                         Annual Investment Return of                       Annual Investment Return of
 Policy       Accumulated
  Year        Premiums(1)     0%        4%        8%        12%                 0%        4%        8%        12%
  1              1,575   100,881   100,926   100,972   101,018                 881       926       972     1,018
  2              3,229   102,019   102,152   102,288   102,429               2,019     2,152     2,288     2,429
  3              4,965   103,124   103,392   103,675   103,973               3,124     3,392     3,675     3,973
  4              6,788   104,197   104,648   105,135   105,662               4,197     4,648     5,135     5,662
  5              8,703   105,239   105,918   106,674   107,512               5,239     5,918     6,674     7,512
  6             10,713   106,247   107,203   108,295   109,538               6,247     7,203     8,295     9,538
  7             12,824   107,209   108,488   109,988   111,743               7,209     8,488     9,988    11,743
  8             15,040   108,122   109,770   111,755   114,142               8,122     9,770    11,755    14,142
  9             17,367   108,988   111,050   113,603   116,759               8,988    11,050    13,603    16,759
  10            19,810   109,805   112,324   115,532   119,611               9,805    12,324    15,532    19,611
  11            22,376   110,575   113,596   117,552   122,726              10,575    13,596    17,552    22,726
  12            25,069   111,314   114,879   119,681   126,147              11,314    14,879    19,681    26,147
  13            27,898   112,003   116,155   121,910   129,887              12,003    16,155    21,910    29,887
  14            30,868   112,640   117,419   124,238   133,974              12,640    17,419    24,238    33,974
  15            33,986   113,228   118,676   126,678   138,449              13,228    18,676    26,678    38,449
  16            37,261   113,780   119,936   129,248   143,365              13,780    19,936    29,248    43,365
  17            40,699   114,282   121,185   131,941   148,752              14,282    21,185    31,941    48,752
  18            44,309   114,723   122,410   134,754   154,648              14,723    22,410    34,754    54,648
  19            48,099   115,098   123,605   137,687   161,101              15,098    23,605    37,687    61,101
  20            52,079   115,401   124,762   140,742   168,159              15,401    24,762    40,742    68,159
  25            75,170   115,594   129,649   157,817   213,764              15,594    29,649    57,817   113,764

                PLANNED PREMIUM $1,500

                     Cash Surrender Value(2)
                   Assuming Hypothetical Gross
                   Annual Investment Return of
                    0%        4%        8%        12%
  1                564       609       654       700
  2              1,566     1,699     1,836     1,977
  3              2,554     2,822     3,105     3,403
  4              3,627     4,078     4,565     5,092
  5              4,669     5,348     6,104     6,942
  6              5,677     6,633     7,725     8,968
  7              6,753     8,032     9,532    11,287
  8              7,780     9,428    11,413    13,800
  9              8,760    10,822    13,375    16,531
  10             9,691    12,210    15,418    19,497
  11            10,575    13,596    17,552    22,726
  12            11,314    14,879    19,681    26,147
  13            12,003    16,155    21,910    29,887
  14            12,640    17,419    24,238    33,974
  15            13,228    18,676    26,678    38,449
  16            13,780    19,936    29,248    43,365
  17            14,282    21,185    31,941    48,752
  18            14,723    22,410    34,754    54,648
  19            15,098    23,605    37,687    61,101
  20            15,401    24,762    40,742    68,159
  25            15,594    29,649    57,817   113,764

               EQUIBUILDER III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY


                 INITIAL FACE AMOUNT $100,000                          MALE AGE 40 NON-TOBACCO USER
                    DEATH BENEFIT OPTION B                              ASSUMING GUARANTEED CHARGES
                                  Insurance Benefit(2)                                Policy Account(2)
Last Day                      Assuming Hypothetical Gross                       Assuming Hypothetical Gross
   of                         Annual Investment Return of                       Annual Investment Return of
 Policy       Accumulated
  Year        Premiums(1)     0%        4%        8%        12%                 0%        4%        8%        12%
  1              1,575   100,881   100,926   100,972   101,018                 881       926       972     1,018
  2              3,229   101,790   101,918   102,050   102,186               1,790     1,918     2,050     2,186
  3              4,965   102,658   102,907   103,170   103,448               2,658     2,907     3,170     3,448
  4              6,788   103,483   103,889   104,330   104,810               3,483     3,889     4,330     4,810
  5              8,703   104,263   104,863   105,533   106,281               4,263     4,863     5,533     6,281
  6             10,713   104,996   105,825   106,777   107,868               4,996     5,825     6,777     7,868
  7             12,824   105,681   106,773   108,063   109,583               5,681     6,773     8,063     9,583
  8             15,040   106,316   107,704   109,391   111,435               6,316     7,704     9,391    11,435
  9             17,367   106,899   108,616   110,761   113,437               6,899     8,616    10,761    13,437
  10            19,810   107,426   109,502   112,172   115,599               7,426     9,502    12,172    15,599
  11            22,376   107,896   110,360   113,622   117,936               7,896    10,360    13,622    17,936
  12            25,069   108,301   111,179   115,106   120,455               8,301    11,179    15,106    20,455
  13            27,898   108,633   111,951   116,617   123,169               8,633    11,951    16,617    23,169
  14            30,868   108,885   112,667   118,148   126,088               8,885    12,667    18,148    26,088
  15            33,986   109,049   113,313   119,690   129,222               9,049    13,313    19,690    29,222
  16            37,261   109,119   113,882   121,237   132,589               9,119    13,882    21,237    32,589
  17            40,699   109,088   114,364   122,781   136,204               9,088    14,364    22,781    36,204
  18            44,309   108,955   114,752   124,318   140,088               8,955    14,752    24,318    40,088
  19            48,099   108,713   115,037   125,839   144,262               8,713    15,037    25,839    44,262
  20            52,079   108,356   115,208   127,336   148,748               8,356    15,208    27,336    48,748
  25            75,170   104,359   113,669   133,768   176,483               4,359    13,669    33,768    76,483

                PLANNED PREMIUM $1,500

                     Cash Surrender Value(2)
                   Assuming Hypothetical Gross
                   Annual Investment Return of
                    0%        4%        8%        12%
  1                564       609       654       700
  2              1,338     1,466     1,598     1,734
  3              2,088     2,337     2,600     2,878
  4              2,913     3,319     3,760     4,240
  5              3,693     4,293     4,963     5,711
  6              4,426     5,255     6,207     7,298
  7              5,225     6,317     7,607     9,127
  8              5,974     7,362     9,049    11,093
  9              6,671     8,388    10,533    13,209
  10             7,312     9,388    12,058    15,485
  11             7,896    10,360    13,622    17,936
  12             8,301    11,179    15,106    20,455
  13             8,633    11,951    16,617    23,169
  14             8,885    12,667    18,148    26,088
  15             9,049    13,313    19,690    29,222
  16             9,119    13,882    21,237    32,589
  17             9,088    14,364    22,781    36,204
  18             8,955    14,752    24,318    40,088
  19             8,713    15,037    25,839    44,262
  20             8,356    15,208    27,336    48,748
  25             4,359    13,669    33,768    76,483


(1)  Assumes net interest of 5% compounded annually.
(2)  Assumes no policy loan has been made.
The death benefits and Policy Account and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefits and Policy Account and Cash Surrender Values for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account. and Cash Surrender Values for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the Separate Account and the different rates of return of the Funds' portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                               ADDITIONAL INFORMATION

                          VOTING RIGHTS OF A POLICY OWNER

VOTING RIGHTS OF THE FUNDS

  As was explained in "Separate Account Investment Choices," above, the assets in the divisions of the Separate Account are invested in shares of the corresponding portfolios of the Funds. American Franklin is the legal owner of the shares and, as such, has the right to vote on certain matters. Among other things, it may vote to:

       a. elect the Boards of Trustees of the Funds;
       b. ratify the selection of independent auditors for the Funds; and
       c. vote on any other matters described in the current prospectuses of the Funds or requiring a vote by shareholders under the Investment Company Act of 1940.

  Even though American Franklin owns the shares, American Franklin will provide Policy Owners the opportunity to tell it how to vote the number of shares that are allocated to their policies. American Franklin will vote those shares at meetings of shareholders of the Funds according to such instructions. If -American Franklin does not receive instructions in time from all Policy Owners, it will vote shares for which no instructions have been received in a portfolio in the same proportion as it votes shares for which it received instructions in that portfolio. American Franklin will also vote any shares of the Funds that it is entitled to vote directly due to amounts it has accumulated in the Separate Account in the same proportions that Policy Owners vote. If the federal securities laws or regulations or interpretations of them change so that American Franklin is permitted to vote shares of the Funds without seeking instructions from Policy Owners or to restrict Policy Owner voting, American Franklin may do so.

DETERMINATION OF VOTING SHARES

  A Policy Owner may participate in voting only on matters concerning a Fund's portfolios in which his or her assets have been invested. American Franklin determines the number of a Fund's shares in each division that are attributable to a particular policy by dividing the amount in the Policy Account allocated to that division by the net asset value of one share of the corresponding portfolio as of the record date set by the Fund's Board for the Fund's shareholders meeting. The record date for this purpose must be at least 10 and no more than 90 days before the meeting of the Fund. American Franklin will count fractional shares for these purposes.


  For example, suppose that a Policy Account has a net value of $3,000, with 50% of this amount being attributable to the VIP Equity-Income division and 50% being attributable to the VIP Money Market division, which means that $1,500 is in each division. Assume that the net asset value of one share in the corresponding VIP Equity-Income Portfolio is $150 and the net asset value of one share in the corresponding VIP Money Market Portfolio is $100. If the $1,500 in each division is divided by the net asset value of one share, the Policy Owner will have the right to instruct American Franklin regarding 10 shares for the VIP Equity-Income division and 15 shares for the VIP Money Market division.

  American Franklin will send proxy material and a form for giving voting instructions to each Policy Owner that has voting rights. In certain cases, American Franklin may disregard instructions relating to approval of investments or contracts with an adviser to a Fund or relating to changes in a Fund's investment adviser, principal underwriter or the investment policies of its portfolios. If it does so, American Franklin will advise the Policy Owners and give its reasons in the next semiannual report to Policy Owners.

HOW SHARES OF THE FUNDS ARE VOTED

  All shares of the Funds are entitled to one vote. The votes of all divisions are cast together on an aggregate basis, except on matters where the interests of the portfolios differ. In such cases, voting is on a portfolio-by-portfolio basis. In these cases, the approval of the shareholders in one portfolio is not needed to make a decision in another portfolio. Examples of matters that would require a portfolio-by-portfolio vote are changes in the fundamental investment policy of a particular portfolio or approval of an investment advisory agreement. Shareholders in a portfolio not affected by a particular matter generally would not be entitled to vote on it.

VOTING PRIVILEGES OF PARTICIPANTS IN OTHER SEPARATE ACCOUNTS

  Shares of the Funds may be owned by other separate accounts of American Franklin or by separate accounts of other insurance companies affiliated or unaffiliated with American Franklin. Shares owned by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those other insurance companies. Moreover, American Franklin expects that the number of shares owned in the Funds by separate accounts of insurance companies that are not affiliated with American Franklin will initially exceed the number of shares owned by the Separate Account. These factors will dilute the effect of the voting instructions of Policy Owners. American Franklin currently does not foresee any disadvantages to Policy Owners arising out of this. The Securities and Exchange Commission has granted the Funds exemptive orders pursuant to the Investment Company Act of 1940 that permit the Funds to offer their shares to separate accounts, like the Separate Account, that are maintained by life insurance companies that are not affiliated with the Funds. Those exemptive orders impose several conditions on the Funds and participating separate accounts to protect the holders of interests in the various separate accounts investing in shares of the Funds.
The Boards of Trustees of the Funds have agreed to monitor events in order to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response by, and at the expense of, American Franklin or one or more of the other participating insurance companies. American Franklin and the other participating insurance companies are obligated to report potential or existing conflicts of interest to the Funds' Boards of Trustees. If American Franklin believes that a Fund's response to any of those events insufficiently protects Policy Owners, American Franklin will take appropriate action to protect Policy Owners. Corrective action for an irreconcilable conflict of interest involving the Separate Account might include withdrawal of the assets of the Separate Account from a Fund. Also, if American Franklin ever believes that any of the Funds' portfolios is so large as to impair materially the investment performance of a portfolio or a Fund, American Franklin will examine other investment options.

SEPARATE ACCOUNT VOTING RIGHTS

  Under the Investment Company Act of 1940, certain actions (such as some of those described under "Separate Account Investment Choices-Right to Change Operations," above) may require Policy Owner approval. In that case, a Policy Owner will be entitled to one vote for every $100 of value allocated to his or her policy in the investment divisions of the Separate Account, and a proportionate fractional vote for any amount less than $100. American Franklin will cast votes attributable to amounts retained in the investment divisions of the Separate Account in the same proportions as votes cast by Policy Owners.

                               REPORTS TO POLICY OWNERS

  After the end of each policy year, each Policy Owner will be sent a report that shows the current death benefit for his or her policy, the value of his or her Policy Account, information about investment divisions, the Cash Surrender Value of his or her policy, the amount of any outstanding policy loans, the amount of any interest owed on the loan and information about the current loan interest rate. The annual report will also show any transactions involving the Policy Owner's Policy Account that occurred during the year. Transactions include premium allocations, deductions, and any transfers or withdrawals that were made in that year. American Franklin will also send semi-annual reports with financial information on the Separate Account and the Funds, including a list of the investments held by each portfolio.

  In addition, reports will also contain any other information that is required by the insurance supervisory official in the jurisdiction in which a policy is delivered.

  Notices will be sent to Policy Owners for transfers of amounts between investment divisions and certain other policy transactions.

              LIMITS ON AMERICAN FRANKLIN'S RIGHT TO CHALLENGE A POLICY

  American Franklin can challenge the validity of an insurance policy (based on material misstatements in the application or, with respect to any policy change, based on material misstatements in the application for the change) if it appears that the Insured Person is not actually covered by the policy under American Franklin's rules. However, there are some limits on how and when American Franklin can challenge the policy.

  Except on the basis of fraud, American Franklin cannot challenge the policy after it has been in effect, during the Insured Person's lifetime, for two years from the date the policy was issued or reinstated. (Some states may require this time to be measured in some other way.)

  Except on the basis of fraud, American Franklin cannot challenge any policy change that requires evidence of insurability (such as an increase in Face Amount) after the change has been in effect for two years during the Insured Person's lifetime.

  American Franklin can challenge at any time (and require proof of continuing disability) an additional benefit that provides benefits to the Insured Person in the event that the Insured Person becomes totally disabled.

  If the Insured Person dies within the time that the validity of the policy may be challenged, American Franklin may delay payment until it decides whether to challenge the policy.

  If the Insured Person's age or sex is misstated on any application, the death benefit and any additional benefits provided will be those which would have been purchased by the most recent deduction for the cost of insurance and the cost of any additional benefits at the Insured Person's correct age and sex.

  If the Insured Person commits suicide within two years after the date on which the policy was issued or reinstated, the death benefit will be limited to the total of all premiums that have been paid to the time of death minus the amount of any outstanding policy loan and loan interest and minus any partial withdrawals of Net Cash Surrender Value. If the Insured Person commits suicide within two years after the effective date of an increase in death benefit that the Policy Owner requested, American Franklin will pay the death benefit which was in effect before the increase, plus the monthly cost of insurance deductions for the increase (including the expense charge). (Some states require this time to be measured by some other date.)

                                   PAYMENT OPTIONS

  Policy benefits or other payments such as the Net Cash Surrender Value or death benefit may be paid immediately in one sum or another form of payment described below may be designated for all or part of the proceeds. Payments under these options are not affected by the investment experience of any investment division of the Separate Account. Instead, interest accrues pursuant to the options chosen (such interest will be appropriately includable in federal gross income of the beneficiary). If the Policy Owner does not arrange for a specific form of payment before the Insured Person dies, the beneficiary will have his choice. However, if the Policy Owner makes an arrangement for payment of the money, the beneficiary cannot change that choice after the Insured Person dies. Payment Options will also be subject to American Franklin's rules at the time of selection. Currently, these alternate payment options are only available if the proceeds applied are $1,000 or more and any periodic payment will be at least $20.

  The following payment options are generally available:

          INCOME PAYMENTS FOR A FIXED PERIOD: American Franklin will pay the amount applied in equal installments (including applicable interest) for a specific number of years, for up to 30 years.

          LIFE INCOME WITH PAYMENTS GUARANTEED FOR A FIXED TERM OF YEARS:
     American Franklin will pay the money at agreed intervals as a definite number of equal payments and as long thereafter as the payee lives. The Policy Owner (or beneficiary in some cases) may choose any one of four definite periods: 5, 10, 15 or 20 years.

          PROCEEDS AT INTEREST: The money will stay on deposit with American Franklin while the payee is alive. Interest will accrue on the money at a declared interest rate, and interest will be paid at agreed upon intervals.

          FIXED AMOUNT: American Franklin will pay the sum in installments in a specified amount. Installments will be paid until the original amount, together with any interest, has been exhausted.

  American Franklin guarantees interest under the foregoing options at the rate of 3% a year.

  American Franklin may also pay or credit excess interest on the options from time to time. The rate and manner of payment or crediting will be determined by American Franklin. Under the second option no excess interest will be paid on the part of the proceeds used to provide payments beyond the fixed term of years.

  The beneficiary or any other person who is entitled to receive payment may name a successor to receive any amount that would otherwise be paid to that person's estate if that person died. No successor may be named if a payment option chosen is contingent on the life of a beneficiary. The person who is entitled to receive payment may change the successor at any time.

  American Franklin must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary. Also, the details of all arrangements will be subject to American Franklin's rules at the time the arrangements take effect. This includes rules on the minimum amount payable under an option, minimum amounts for installment payments, withdrawal or commutation rights (rights to cancel an arrangement involving payments over time in return for a lump sum payment), the naming of people who are entitled to receive payment and their successors and the ways of proving age and survival.

  A Policy Owner may change his or her choice of a payment option (and may make later changes) and that change will take effect in the same way as it would if a beneficiary were being changed. (See "The Beneficiary," below). Any amounts paid under the payment options will not be subject to the claims of creditors or to legal process, to the extent that the law provides.

                                   THE BENEFICIARY

  An applicant for a policy must name a beneficiary when he or she applies for a policy. The beneficiary is entitled to the insurance benefits of the policy. The Policy Owner may change the beneficiary during the Insured Person's lifetime by written notice satisfactory to American Franklin at its Administrative Office. The change will take effect on the date the notice is signed. However, the change will be subject to all payments made and actions taken by American Franklin under the Policy before American Franklin receives the notice at its Administrative Office. If the beneficiary is changed, any previous arrangement made as to a payment option for benefits is canceled. A payment option for the new beneficiary may be chosen.

  At the time of the Insured Person's death, the benefit will be paid equally to the primary beneficiaries, or, if no primary beneficiaries are living, the first contingent beneficiaries (if any), or, if no primary or first contingent beneficiaries are living, the second contingent beneficiaries (if any). If no beneficiary is living when the Insured Person dies, the death benefit will be paid to the Policy Owner, or to the executors or administrators of the Policy Owner.

                                ASSIGNMENT OF A POLICY

  The Policy Owner may assign (transfer) his or her rights in a policy to someone else as collateral for a loan or for some other reason. In order to do so the Policy Owner must send a copy of the assignment to American Franklin's Administrative Office. American Franklin is not responsible for any payment made or any action taken before it has received notice of the assignment (or of termination of the assignment) or for the validity of the assignment. An absolute assignment is a change of ownership. The federal income tax treatment of a policy that has been assigned for valuable consideration may be different from the federal income tax treatment described herein.

                                EMPLOYEE BENEFIT PLANS

  Employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of EquiBuilder III policies in connection with an employment-related insurance or benefit plan. The United States Supreme Court held, in a 1983 decision, that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

  The policies described herein are not intended for use in connection with qualified plans or trusts under the Code.

                                 PAYMENT OF PROCEEDS

  American Franklin will pay any death benefits, Net Cash Surrender Value or loan proceeds within seven days after it receives the required form or request (and other documents that may be required) at its Administrative Office. Death benefits are determined as of the date of death of the Insured Person and will not be affected by subsequent changes in the unit values of the investment divisions of the Separate Account. Interest will be paid in respect of the period from the date of death to the date of payment.

  American Franklin may, however, delay payment for one or more of the following reasons:

          American Franklin contests the policy or is deciding whether or not to contest the policy;

          American Franklin cannot determine the amount of the payment because the New York Stock Exchange is closed, because trading in securities has been restricted by the Securities and Exchange Commission, or because the Securities and Exchange Commission has declared that an emergency exists; or

          The Securities and Exchange Commission by order permits American Franklin to delay payment to protect the Policy Owners.

          American Franklin may defer payment of any Net Cash Surrender Value or loan amount from the Guaranteed Interest Division for up to six months after receipt of a request. American Franklin will pay interest of at least 3% a year from the date a request for withdrawal of Net Cash Surrender Value is received if payment from the Guaranteed Interest Division is delayed more than 30 days.

                                      DIVIDENDS

  No dividends are paid on the policies offered by this Prospectus.

                             DISTRIBUTION OF THE POLICIES

  Franklin Financial Services Corporation ("Franklin Financial"), a Delaware corporation and a wholly-owned subsidiary of The Franklin Life Insurance Company, is the principal underwriter, as defined by the Investment Company Act of 1940, of the EquiBuilder III policies for the Separate Account under a Sales Agreement between Franklin Financial and the Separate Account. Franklin Financial's principal executive office is at #1 Franklin Square, Springfield, Illinois 62713.

  Franklin Financial is registered with the Securities and Exchange Commission as a broker-dealer under the Securities and Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Franklin Financial also acts as principal underwriter for Franklin Life Variable Annuity Funds A and B and Franklin Life Money Market Variable Annuity Fund C, which are separate accounts of The Franklin Life Insurance Company and registered investment companies issuing interests in variable annuity contracts. Franklin Financial also acts as principal underwriter for Separate Account VUL of American Franklin, which is a registered investment company issuing interests in variable life insurance contracts having policy features that are similar to those of EquiBuilder III policies but the assets of which are invested in a different open-end management investment company. American Franklin no longer offers new policies having an interest in that separate account. Franklin Financial is the principal underwriter of American Franklin's EquiBuilder II variable life insurance policies under which interests in the Separate Account are issued.
The EquiBuilder II policies have policy features that are similar to those of the EquiBuilder III policies but have a different sales charge structure.

  Policies are sold primarily by persons who are insurance agents or brokers for American Franklin authorized by applicable law to sell life and other forms of personal insurance, including variable life insurance. Pursuant to an agreement between American Franklin and Franklin Financial, Franklin Financial has agreed to employ and supervise agents chosen by American Franklin to sell the policies and to use its best efforts to qualify such persons as registered representatives of Franklin Financial.

  Franklin Financial incurs certain sales expenses, such as sales literature preparation and related costs, in connection with the sale of the policies pursuant to a Sales Agreement with American Franklin. Sales expense deductions made from each premium and surrender charges imposed in connection with the surrender of a policy and certain reductions of Face Amount are paid to Franklin Financial as a means to recover sales expenses. Such sales expense deductions and surrender charges are not necessarily related to Franklin Financial's actual sales expenses in any particular year. To the extent sales expenses are not covered by sales expense deductions and surrender charges, Franklin Financial will cover them from other assets.

  Commissions earned by registered representatives of Franklin Financial on the sale of the policies range up to 90% of premiums paid during the first policy year. For policies issued on or after October 8, 1997, annual trail commissions are earned at an annual rate of 0.25% on the amount in the Policy Account that is in the Separate Account. Pursuant to an Agreement between American Franklin and Franklin Financial, American Franklin has agreed to pay such commissions and Franklin Financial has agreed to remit to American Franklin the excess of all sales expense deductions and surrender charges paid to Franklin Financial over the sales and promotional expenses incurred by Franklin Financial to the extent necessary to reimburse American Franklin for commissions or other remuneration paid in connection with sales of the policies. Such Agreement also provides that the amount of such commissions and other remuneration not so reimbursed shall be deemed to have been contributed by American Franklin to the capital of Franklin Financial. Commissions and other remuneration will be paid by American Franklin from other sources, including mortality and expense risk charges or other charges in connection with the EquiBuilder III policies, or from its General Account to the extent it does not receive reimbursement from Franklin Financial.

   Commissions paid on policies issued under Separate Accounts VUL and VUL-2 of American Franklin during the years 1997, 1996 and 1995 were $17,946,679.69, $13,454,621.96 and $8,304,001.59, respectively.

  Franklin Financial also may enter into agreements with American Franklin and each such agent with respect to the supervision of such agent. The policies also may be sold by persons who are registered representatives of other registered broker-dealers who are members of the National Association of Securities Dealers, Inc., and with whom Franklin Financial may enter into a selling agreement.

  Registration as a broker-dealer does not mean that the Securities and Exchange Commission has in any way passed upon the financial standing, fitness or conduct of any broker or dealer, upon the merits of any securities offering or upon any other matter relating to the business of any broker or dealer. Salesmen and employees selling policies, where required, are also licensed as securities salesmen under state law.

                                     APPLICATIONS

  When an application for a policy is completed, it is submitted to American Franklin. American Franklin makes the decision to issue a policy based on the information in the application and its standards for issuing insurance and classifying risks. If it decides not to issue a policy, any premium paid will be refunded.

                                REINSURANCE AGREEMENTS

  American Franklin has entered into a reinsurance agreement with Integrity Life Insurance Company ("Integrity") in respect of the EquiBuilder III policies.
This agreement was terminated as to policies sold on or after January 1, 1997 but will continue as to business in force prior to that date.

  Integrity is a subsidiary of ARM Financial Group, Inc., a financial services company controlled by Morgan Stanley & Co. Incorporated, an investment banking firm headquartered in New York, New York.

  American Franklin has also entered into a modified coinsurance agreement effective January 1, 1997 with The Franklin, under which The Franklin reinsures on a modified coinsurance basis a portion of the risk under EquiBuilder III policies issued after January 1, 1997.

                              ADMINISTRATIVE SERVICES

   While American Franklin has primary responsibility for all administration of the Policies, American General Life Insurance Company ("AGL") has agreed pursuant to a services agreement among American General Corporation and almost all of its subsidiaries to provide the following administrative services in connection with the Policies: (1) the purchase and redemption of shares of the portfolios of the Funds and (2) the determination of unit values for each investment division of the Separate Account. American Franklin and AGL, as wholly-owned subsidiaries of American General Corporation, are parties to the services agreement. Pursuant to such agreement, American Franklin reimburses AGL for the costs and expenses which AGL incurs in providing such administrative services in connection with the Policies, but neither American Franklin nor AGL incurs a loss or realizes a profit by reason thereof. AGL is a stock life insurance company organized under the laws of Texas and is also engaged in the writing and sale of life insurance and annuity contracts.

                                   STATE REGULATION

  As a life insurance company organized and operated under Illinois law, American Franklin is subject to statutory provisions governing such companies and to regulation by the Illinois Director of Insurance. An annual statement is filed with the Director on or before March 1 of each year covering the operations of American Franklin for the preceding year and its financial condition on December 31 of such year. American Franklin's books and accounts are subject to review and examination by the Illinois Insurance Department at all times, and a full examination of its operations is conducted by the National Association of Insurance Commissioners ("NAIC") periodically. The NAIC has divided the country into six geographic zones. A representative of each such zone may participate in the examination.

  In addition, American Franklin is subject to the insurance laws and regulations of the jurisdictions other than Illinois in which it is licensed to operate. Generally, the insurance departments of such jurisdictions apply the law of Illinois in determining permissible investments for American Franklin.

                                YEAR 2000 TRANSITION

  Like all financial services providers, American Franklin utilizes systems that may be affected by Year 2000 transition issues and it relies on service providers, including banks, custodians, and investment managers, that also may be affected. American Franklin and its affiliates have developed, and are in the process of implementing, a Year 2000 transition plan, and are confirming that their service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on American Franklin. However, as of the date of this prospectus, it is not anticipated that Policy Owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. American Franklin currently anticipates that its systems will be Year 2000 compliant on or about December 31, 1998, but there can be no assurance that American Franklin will be successful, or that interaction with other service providers will not impair American Franklin's services at that time.

                                    LEGAL MATTERS

  Sutherland, Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

                                  LEGAL PROCEEDINGS

  Neither American Franklin nor the Separate Account is a party to any material legal proceedings.

                                       EXPERTS

   The statement of net assets as of December 31, 1997 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended of the Separate Account, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein. The financial statements of American Franklin at December 31, 1997 and 1996 and for each of the two years in the period ended December 31, 1997, the eleven months ended December 31, 1995 and the one month ended January 31, 1995, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein. Such financial statements referred to above are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

  Actuarial matters in this Prospectus have been examined by Robert M. Beuerlein, who is Executive Vice President and Actuary of American Franklin. His opinion on actuarial matters is filed as an exhibit to the Registration Statement relating to the policies filed with the SEC.

                                REGISTRATION STATEMENT

  A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning American Franklin, the Separate Account and the policies offered hereby. Statements contained in this Prospectus as to the content of policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

                             OTHER POLICIES AND CONTRACTS

  American Franklin may offer, under other prospectuses, other variable life policies or variable annuity contracts having interests in the Separate Account and containing terms and conditions different from those of the policies offered hereby. Interests in the Separate Account are also issued under American Franklin's EquiBuilder II variable life insurance policies, which have policy features that are similar to those of EquiBuilder III policies but which have a different sales charge structure.


                                      MANAGEMENT


  The following persons hold the positions designated with respect to American Franklin. The table also shows their principal occupations during the past five years and any positions held with The Franklin and Franklin Financial.


                                       PRINCIPAL OCCUPATIONS DURING PAST            POSITION HELD WITH AMERICAN
               NAME                                   5 YEARS                      FRANKLIN AND FRANKLIN FINANCIAL
 B. Shelby Baetz*                  General Counsel, American General Independent    Secretary, American Franklin.
                                   Producer Division, Houston, Texas, since
                                   January, 1998; Associate General Counsel,
                                   American General Corporation, Houston, Texas,
                                   prior to January, 1998.

 Wayne A. Barnard**                Vice President and Chief Actuary, American       Vice President, American
                                   General Life Insurance Company, Houston, Texas.  Franklin.


                                                     46



                                       PRINCIPAL OCCUPATIONS DURING PAST                  POSITION HELD WITH AMERICAN
               NAME                                   5 YEARS                            FRANKLIN AND FRANKLIN FINANCIAL
 Earl W. Baucom                      Treasurer, The Franklin, since June 30, 1997,    Director, Senior Vice President, Chief
                                     Senior Vice President and Chief Financial        Financial Officer and Treasurer, American
                                     Officer, The Franklin, since June 10, 1996;      Franklin.
                                     Director, The Franklin, since August 21, 1996;
                                     Chief Financial Officer, Providian Direct
                                     Insurance, from October, 1993 to December,
                                     1995; Controller, Providian Corporation, prior
                                     to October, 1993.


 Robert M. Beuerlein                 Senior Vice President-Actuarial and Director,    Director, Executive Vice President and
                                     The Franklin.                                    Actuary, American Franklin.


 Brady W. Creel                      Senior Vice President, Chief Marketing Officer  Director, Senior Vice President and Chief
                                     and Director, The Franklin since September 3,   Marketing Officer, American Franklin.
                                     1996; Regional Manager, The Franklin, prior to
                                     September, 1996.



 James S. D'Agostino, Jr.*           Vice Chairman and Director,  The Franklin,      Vice Chairman and Director, American Franklin.
                                     since May 27, 1997; President, American General
                                     Corporation, Houston, Texas, since April 24,
                                     1997; Chief Executive Officer, American General
                                     Life and Accident Insurance Company, Nashville,
                                     Tennessee, from July 1, 1995 to March 5, 1997.


 Barbara Fossum                      Senior Vice President, The Franklin, since       Senior Vice President, American Franklin.
                                     March 20, 1998; Vice President, The Franklin,
                                     from June, 1995, to March 20, 1998; Vice
                                     President, American General Life Insurance
                                     Company, Houston, Texas, prior to June, 1995.


 Ross D. Friend                      Senior Vice President and General Counsel, The    Senior Vice President, General Counsel and
                                     Franklin, since September 3, 1996; Assistant      Assistant Secretary, American Franklin;
                                     Secretary, The Franklin, since November 13,       Director, Vice President and Secretary,
                                     1997; Secretary, The Franklin, from September 3,  Franklin Financial.
                                     1996 to November 13, 1997; Attorney-In-Charge,
                                     Prudential Life Insurance Company, Jacksonville,
                                     Florida, from July, 1995 to September, 1996;
                                     Chief Legal Officer, Confederation Life
                                     Insurance Company, Atlanta, Georgia, prior to
                                     July, 1995.


                                               47


                                       PRINCIPAL OCCUPATIONS DURING PAST                  POSITION HELD WITH AMERICAN
               NAME                                   5 YEARS                            FRANKLIN AND FRANKLIN FINANCIAL
 Robert F. Herbert, Jr.**           Senior Vice President and Chief Financial          Vice President, American Franklin.
                                    Officer, American General Life Insurance Company,
                                    Houston, Texas, since May of 1996; Controller,
                                    American General Life Insurance Company, prior to
                                    May of 1996.


 Simon J. Leech**                   Vice President, American General Life Insurance    Vice President and Administrative Officer,
                                    Company, Houston, Texas.                           American Franklin

 Rodney O. Martin, Jr.*             President and Chief Executive Officer, American    Director and Senior Chairman,
                                    General Life Insurance Company, Houston, Texas,    American Franklin.
                                    since August, 1996; President, American General
                                    Life Insurance Company of New York, Syracuse, New
                                    York, from November, 1995 to August, 1996; Vice
                                    President, Connecticut Mutual Life Insurance
                                    Company, Hartford, Connecticut, prior to
                                    November, 1995.

 Thomas K. McCracken                Director - Marketing, The Franklin.                Director - Special Markets, American
                                                                                       Franklin.

 Mark R. McGuire                    Vice President, The Franklin, since January 6,     Vice President and Administrative Officer,
                                    1997; Consultant/Manager, American General Life    American Franklin.
                                    Insurance Company, Houston, Texas, prior to
                                    January, 1997.

 Jon P. Newton*                     Director and Vice Chairman, The Franklin, since    Director and Vice Chairman, American
                                    January 31, 1996; Vice Chairman, American General  Franklin.
                                    Corporation, Houston, Texas since April, 1997;
                                    Vice Chairman and General Counsel, American
                                    General Corporation, from October, 1995 to April,
                                    1997; Senior Vice President and General Counsel,
                                    American General Corporation, prior to October,
                                    1995.

 Gary D. Reddick                    Director, The Franklin, since February, 1995;      Vice Chairman and Director, American
                                    Vice Chairman, The Franklin, since July 1, 1997;   Franklin; Director and Vice Chairman,
                                    Executive Vice President, The Franklin, from       Franklin Financial.
                                    February, 1995 to July 1, 1997; Senior Vice
                                    President, American General Corporation, Houston,
                                    Texas prior to February, 1995; Senior Vice
                                    President, American General Life Insurance
                                    Company, Houston, Texas, prior to October, 1994.


                                       48


                                       PRINCIPAL OCCUPATIONS DURING PAST                  POSITION HELD WITH AMERICAN
               NAME                                   5 YEARS                            FRANKLIN AND FRANKLIN FINANCIAL
 Richard W. Scott*                 Executive Vice President and Chief Investment      Vice President and Chief Investment Officer,
                                   Officer, American General Corporation, Houston,    American Franklin.
                                   Texas, since February, 1998; Vice Chairman and
                                   Chief Investment Officer, Western National
                                   Corporation, Houston, Texas, from February, 1997
                                   to February, 1998; Vice Chairman, Chief Investment
                                   Officer and General Counsel, Western National
                                   Corporation, from July, 1996 to February, 1997;
                                   Executive Vice President, General Counsel and
                                   Chief Investment Officer, Western National
                                   Corporation, from May, 1995 to July, 1996;
                                   Executive Vice President and General Counsel,
                                   Western National Corporation, from February, 1994
                                   to May, 1995; Partner, Vinson & Elkins LLP,
                                   Houston, Texas, prior to February, 1994.

 William A. Simpson                Director, Chief Executive Officer and President,   Chairman and President, American Franklin;
                                   The Franklin, since September 5, 1997; President   Director, Franklin Financial.
                                   and Chief Executive Officer, The Old Line Life
                                   Insurance Company of America, Milwaukee, Wisconsin
                                   from May 1, 1990 to September 8, 1997; President-
                                   Life Insurance Division, USLIFE Corporation, New
                                   York, New York from February, 1996 to May, 1996;
                                   President and Chief Executive Officer, USLIFE
                                   Corporation from January, 1995 to February, 1996;
                                   Vice Chairman and Chief Executive Officer, All
                                   American Life Insurance Company, Chicago, Illinois
                                   from October 25, 1994 to May 1, 1995; President
                                   and Chief Executive Officer, All American Life
                                   Insurance Company, from April 16, 1990 to October
                                   25, 1994.

 T. Clayton Spires                 Director, Corporate Tax, The Franklin, since       Director, Corporate Tax, American Franklin.
                                   February 3, 1997; Assistant Vice President and Tax
                                   Manager, First Colony Life, Lynchburg, Virginia,
                                   prior to February, 1997.

 Timothy W. Still**                Vice President, American General Life Insurance    Vice President and Administrative Officer,
                                   Company, Houston, Texas, since October of 1995;    American Franklin.
                                   Vice President, The Continuum Company, Kansas
                                   City, Missouri, prior to August of 1995.


                                       49


                                       PRINCIPAL OCCUPATIONS DURING PAST                  POSITION HELD WITH AMERICAN
               NAME                                   5 YEARS                            FRANKLIN AND FRANKLIN FINANCIAL
 J. Alan Vala                      Director - Agency Secretary, The Franklin.         Director - Agency Secretary, American
                                                                                      Franklin.


 Christian D. Weiss                Controller, The Franklin, since June, 1997;        Controller, American Franklin.
                                   Assistant Controller, ReliaStar Financial Corp.,
                                   Arlington, Virginia, from January, 1994 to June,
                                   1997; Senior Manager, Ernst & Young LLP, Richmond,
                                   Virginia, prior to January, 1994.

 Diane S. Workman                  Director-Administration, American Franklin.        Director-Administration, American Franklin.




  The principal business address of each individual with an asterisk next to his name is 2929 Allen Parkway, Houston, Texas 77019. The principal business address of each individual with two asterisks next to his name is 2727-A Allen Parkway, Houston, Texas 77019. The principal business address of each other individual is in care of The Franklin Life Insurance Company, #1 Franklin Square, Springfield, Illinois 62713.

                           Index To Financial Statements

                                                                                                        Page
The Separate Account:

    Report of Independent Auditors . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . F-2

    Audited Financial Statements:

       Statement of Net Assets, December 31, 1997  . . . . . . . . . . . . . . . . . . . . . . . . . . F-3-F-4

       Statement of Operations for the year ended December 31, 1997. . . . . . . . . . . . . . . . . .F-5--F-6

       Statements of Changes in Net Assets for the years ended December 31, 1997 and 1996. . . . . . . F-7-F-8

       Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  F-9-F-12

The American Franklin Life Insurance Company:*

    Report of Independent Auditors . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  F-13

    Audited Financial Statements:

       Statement of Operations for the years ended December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995 . . . . . . . . . . . . . . . .  F-14

       Balance Sheet,  December 31, 1997 and 1996. . . . . . . . . . . . . . . . . . . . . . . . . . F-15-F-16

       Statement of Shareholder's Equity for the years ended December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995. . . . . . . . . . . . .  F-17

       Statement of Cash Flows for the years ended December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995 . . . . . . . . . . . . . . . .  F-18

       Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . F-19-F-35


-----------------------
 * The financial statements of American Franklin contained herein should be considered only as bearing upon the ability of American Franklin to meet its obligations under the policies offered hereby.

                        REPORT OF INDEPENDENT AUDITORS




     Board of Directors
     The American Franklin Life Insurance Company
     Policyowners of Separate Account VUL-2


     We have audited the accompanying statement of net assets of Separate Account VUL-2 (comprising, respectively, the Money Market, Equity-Income, Growth, Overseas, High Income, Investment Grade Bond, Asset Manager, Index 500, Asset Manager: Growth and Contrafund Divisions) as of December 31, 1997, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years then ended. These financial statements are the responsibility of Separate Account VUL-2 management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Separate Account VUL-2 at December 31, 1997, and the results of their operations for the year then ended and changes in net assets for each of the two years then ended in conformity with generally accepted accounting principles.







                                             /s/ Ernst & Young LLP






     Chicago, Illinois
     January 30, 1998

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF NET ASSETS
DECEMBER 31, 1997

                                                                  MONEY               EQUITY-
                                                                  MARKET              INCOME          GROWTH           OVERSEAS
                                                                 DIVISION            DIVISION        DIVISION          DIVISION
                                                              ------------------------------------------------------------------
 ASSETS - Investments in Variable Insurance
   Products Fund and Variable Insurance
   Products Fund II, at fair value
   (Cost:  See below)                                            $ 3,120,690       $39,861,417       $51,757,864      $9,219,983


 LIABILITIES - Due to General Account                                (10,526)          (18,723)          (39,825)         (5,705)
                                                              ------------------------------------------------------------------

 NET ASSETS                                                       $3,110,164       $39,842,694       $51,718,039      $9,214,278
                                                              ------------------------------------------------------------------
                                                              ------------------------------------------------------------------

 Unit value, at December 31, 1997                                 $   126.37       $    291.45       $    264.35      $   170.08
                                                              ------------------------------------------------------------------
                                                              ------------------------------------------------------------------

 Units outstanding, at December 31, 1997                              24,611           136,705           195,644          54,175
                                                              ------------------------------------------------------------------
                                                              ------------------------------------------------------------------

 Cost of Investments                                              $3,135,250       $31,762,665       $39,803,529      $8,291,249
                                                              ------------------------------------------------------------------
                                                              ------------------------------------------------------------------



 SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                           ASSET
                                                 HIGH       INVESTMENT        ASSET         INDEX         MANAGER:        CONTRA-
                                                INCOME      GRADE BOND       MANAGER         500           GROWTH          FUND
                                               DIVISION      DIVISION       DIVISION       DIVISION       DIVISION       DIVISION
                                            ---------------------------------------------------------------------------------------
 ASSETS - Investments in Variable Insurance
   Products Fund and Variable Insurance
   Products Fund II, at fair value
   (Cost:  See below)                       $ 2,416,480    $2,011,512    $ 26,502,212    $17,361,588    $4,078,334    $13,184,894

 LIABILITIES - Due to General Account            (1,582)       (1,002)        (20,601)       (11,188)       (2,773)        (8,442)
                                            ---------------------------------------------------------------------------------------

  NET ASSETS                                $ 2,414,898    $2,010,510    $ 26,481,611    $17,350,400    $4,075,561    $13,176,452
                                            ---------------------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------------------

 Unit value, at December 31, 1997           $    165.81    $   146.29    $     200.91    $    226.02    $   165.92    $    174.12
                                            ---------------------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------------------

 Units outstanding, at December 31, 1997         14,564        13,744         131,808         76,766        24,563         75,672
                                            ---------------------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------------------

 Cost of Investments                        $ 2,172,860    $1,877,304    $ 22,398,305    $14,359,056    $3,569,525    $11,294,540
                                            ---------------------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------------------

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                         MONEY          EQUITY-
                                                                         MARKET         INCOME        GROWTH         OVERSEAS
                                                                        DIVISION       DIVISION      DIVISION        DIVISION
                                                                        ------------------------------------------------------
NET INVESTMENT INCOME

Income
  Dividends from Variable Insurance Products Fund                       $182,030     $2,548,247    $ 1,307,633       $606,526
   and Variable Insurance Products Fund II
Expenses
  Mortality and expense risk charge                                       23,614        230,070        319,604         60,600
                                                                        ------------------------------------------------------

Net investment income (expense)                                          158,416      2,318,177        988,029        545,926

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS

  Net realized gain                                                            -        241,758        381,365         61,268

  Net unrealized appreciation (depreciation):

      Beginning of year                                                   (8,346)     4,288,372      6,366,508        786,945

      End of year                                                        (14,560)     8,098,752     11,954,335        928,734
                                                                        ------------------------------------------------------
  Net change in unrealized appreciation
    (depreciation) during the year                                        (6,214)     3,810,380      5,587,827        141,789
                                                                        ------------------------------------------------------

Net realized and unrealized gain (loss) on investments                    (6,214)     4,052,138      5,969,192        203,057
                                                                        ------------------------------------------------------

Net increase in net assets resulting from operations                    $152,202     $6,370,315    $ 6,957,221       $748,983
                                                                        ------------------------------------------------------
                                                                        ------------------------------------------------------




SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                           ASSET
                                                   HIGH        INVESTMENT      ASSET        INDEX         MANAGER:        CONTRA-
                                                  INCOME       GRADE BOND     MANAGER        500          GROWTH           FUND
                                                 DIVISION       DIVISION      DIVISION     DIVISION      DIVISION        DIVISION
                                               -----------------------------------------------------------------------------------
NET INVESTMENT INCOME

Income
  Dividends from Variable Insurance
   Products Fund  and Variable Insurance         $109,941       $100,671     $2,519,534  $  247,126       $  2,248     $  174,269
   Products Fund II
Expenses
  Mortality and expense risk charge                12,988         13,529        173,975      81,823         17,644         62,797
                                               -----------------------------------------------------------------------------------

Net investment income (expense)                    96,953         87,142      2,345,559     165,303        (15,396)       111,472

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS

  Net realized gain                                16,743         11,679        150,118     203,061         18,249         65,136

  Net unrealized appreciation (depreciation):

      Beginning of year                            73,140         90,495      2,931,994     862,708         78,770        583,917

      End of year                                 243,620        134,208      4,103,907   3,002,532        508,809      1,890,354
                                               -----------------------------------------------------------------------------------
  Net change in unrealized appreciation
    (depreciation) during the year                170,480         43,713      1,171,913   2,139,824        430,039      1,306,437
                                               -----------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments                           187,223         55,392      1,322,031   2,342,885        448,288      1,371,573
                                               -----------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                $284,176       $142,534     $3,667,590  $2,508,188       $432,892     $1,483,045
                                               -----------------------------------------------------------------------------------
                                               -----------------------------------------------------------------------------------

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENTS OF CHANGES IN NET ASSETS

                                                               MONEY             EQUITY-
                                                               MARKET            INCOME              GROWTH           OVERSEAS
 FOR THE YEAR ENDED DECEMBER 31, 1997                         DIVISION          DIVISION            DIVISION          DIVISION
                                                          -------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
  Net investment income (expense)                             $158,416       $2,318,177           $988,029        $   545,926
  Net realized gain on investments                               -              241,758            381,365             61,268
  Net change in unrealized appreciation
  (depreciation) on investments                                 (6,214)       3,810,380          5,587,827            141,789
                                                          -------------------------------------------------------------------------
Net increase in net assets from operations                     152,202        6,370,315          6,957,221            748,983
FROM POLICY RELATED TRANSACTIONS:
  Net contract purchase payments                            15,768,314       12,119,616         14,879,501          2,855,311
  Transfers for policy related transactions                 (1,274,078)      (5,951,910)        (7,325,640)        (1,502,429)
  Transfers between Separate Account VUL-2's
  Divisions, net                                           (14,692,099)       3,478,823          2,739,351            369,757
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets from policy
  related transactions                                        (197,863)       9,646,529         10,293,212          1,722,639
                                                          -------------------------------------------------------------------------

Increase (decrease) in net assets                              (45,661)      16,016,844         17,250,433          2,471,622
Net assets, beginning of year                                3,155,825       23,825,850         34,467,606          6,742,656
                                                          -------------------------------------------------------------------------

Net assets, end of year                                     $3,110,164      $39,842,694        $51,718,039         $9,214,278
                                                          -------------------------------------------------------------------------
                                                          -------------------------------------------------------------------------


                                                               MONEY             EQUITY-
                                                               MARKET            INCOME              GROWTH           OVERSEAS
 FOR THE YEAR ENDED DECEMBER 31, 1996                         DIVISION          DIVISION            DIVISION          DIVISION
                                                          -------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
  Net investment income (expense)                          $    90,006    $     494,647     $    1,305,736      $      81,863
  Net realized gain on investments                               -              119,363            217,472             72,428
  Net change in unrealized appreciation
  (depreciation) on investments                                  8,305        2,103,869          2,290,153            475,238
                                                          -------------------------------------------------------------------------
Net increase in net assets from operations                      98,311        2,717,879          3,813,361            629,529
FROM POLICY RELATED TRANSACTIONS:
  Net contract purchase payments                            14,105,404        8,358,063         11,727,262          2,440,157
  Transfers for policy related transactions                   (745,614)      (3,518,149)        (5,082,906)        (1,085,007)
  Transfers between Separate Account VUL-2's
  Divisions, net                                           (12,247,504)       3,540,795          4,024,505           (158,617)
                                                          -------------------------------------------------------------------------
Net increase in net assets from policy related
  transactions                                               1,112,286        8,380,709         10,668,861          1,196,533
                                                          -------------------------------------------------------------------------

Increase in net assets                                       1,210,597       11,098,588         14,482,222          1,826,062
Net assets, beginning of year                                1,945,228       12,727,262         19,985,384          4,916,594
                                                          -------------------------------------------------------------------------

Net assets, end of year                                     $3,155,825      $23,825,850        $34,467,606         $6,742,656
                                                          -------------------------------------------------------------------------
                                                          -------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                          ASSET
                                                 HIGH        INVESTMENT        ASSET          INDEX      MANAGER:       CONTRA-
                                                INCOME       GRADE BOND       MANAGER          500        GROWTH         FUND
 FOR THE YEAR ENDED DECEMBER 31, 1997          DIVISION       DIVISION       DIVISION       DIVISION     DIVISION       DIVISION
                                             --------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
  Net investment income (expense)            $   96,953     $   87,142      $ 2,345,559   $   165,303   $  (15,396)   $   111,472
  Net realized gain on investments               16,743         11,679          150,118       203,061       18,249         65,136
  Net change in unrealized appreciation
    (depreciation) on investments               170,480         43,713        1,171,913     2,139,824      430,039      1,306,437
                                             --------------------------------------------------------------------------------------
Net increase in net assets from operations      284,176        142,534        3,667,590     2,508,188      432,892      1,483,045
FROM POLICY RELATED TRANSACTIONS:
  Net contract purchase payments                936,633        525,371        5,954,601     6,747,739    1,946,149      6,031,891
  Transfers for policy related transactions    (374,337)      (329,478)      (3,858,162)   (2,283,537)    (707,474)    (1,947,161)
  Transfers between Separate Account VUL-2's
    Divisions, net                              339,645        (21,180)         109,203     3,935,049    1,105,963      2,638,620
                                             --------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  policy related transactions                   901,941        174,713        2,205,642     8,399,251    2,344,638      6,723,350
                                             --------------------------------------------------------------------------------------

Increase (decrease) in net assets             1,186,117        317,247        5,873,232    10,907,439    2,777,530      8,206,395
Net assets, beginning of year                 1,228,781      1,693,263       20,608,379     6,442,961    1,298,031      4,970,057
                                             --------------------------------------------------------------------------------------

Net assets, end of year                      $2,414,898     $2,010,510      $26,481,611   $17,350,400   $4,075,561    $13,176,452
                                             --------------------------------------------------------------------------------------
                                             --------------------------------------------------------------------------------------

                                                                                                           ASSET
                                                 HIGH        INVESTMENT         ASSET          INDEX      MANAGER:        CONTRA-
                                                INCOME       GRADE BOND        MANAGER          500        GROWTH          FUND
 FOR THE YEAR ENDED DECEMBER 31, 1996          DIVISION       DIVISION        DIVISION        DIVISION    DIVISION       DIVISION
                                             ----------------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
  Net investment income (expense)            $    39,298     $   56,393      $   950,642    $   33,984   $   56,162    $    (6,210)
  Net realized gain on investments                 8,967          3,089          212,679        55,003        3,633         14,914
  Net change in unrealized appreciation
    (depreciation) on investments                 39,105         (6,922)       1,427,096       753,837       83,858        580,665
                                             --------------------------------------------------------------------------------------
Net increase in net assets from operations        87,370         52,560        2,590,417       842,824      143,653        589,369
FROM POLICY RELATED TRANSACTIONS:
  Net contract purchase payments                 533,704        486,742        5,498,237     2,673,909      654,319      2,330,711
  Transfers for policy related transactions     (192,712)      (275,951)      (3,080,444)     (790,840)    (178,249)      (624,350)
  Transfers between Separate Account VUL-2's
    Divisions, net                               360,417        107,298         (498,477)    2,664,359      437,562      1,823,964
                                             --------------------------------------------------------------------------------------
Net increase in net assets from policy
  related transactions                           701,409        318,089        1,919,316     4,547,428      913,632      3,530,325
                                             --------------------------------------------------------------------------------------

Increase in net assets                           788,779        370,649        4,509,733     5,390,252    1,057,285      4,119,694
Net assets, beginning of year                    440,002      1,322,614       16,098,646     1,052,709      240,746        850,363
                                             --------------------------------------------------------------------------------------

Net assets, end of year                       $1,228,781     $1,693,263      $20,608,379    $6,442,961   $1,298,031     $4,970,057
                                             --------------------------------------------------------------------------------------
                                             --------------------------------------------------------------------------------------

     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
     SEPARATE ACCOUNT VUL-2
     NOTES TO FINANCIAL STATEMENTS
     DECEMBER 31, 1997

     1.   NATURE OF OPERATIONS

          The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company. American Franklin established Separate Account VUL-2 (Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account, which consists of ten investment divisions, was established on April 9, 1991 in conformity with Illinois Insurance Law. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of two mutual funds, sponsored by Fidelity Investments, Variable Insurance Products Fund and Variable Insurance Products Fund II (Funds). The Money Market, Equity-Income, Growth, Overseas, and High Income Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund, while the Investment Grade Bond, Asset Manager, Index 500, Asset Manager: Growth and Contrafund Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund II. The Account's financial statements should be read in conjunction with the financial statements of the Funds. The Account commenced operations on September 30, 1991.

          The Account was established by American Franklin to support the operations of American Franklin's EquiBuilder II-TM- Flexible Premium Variable Life Insurance Policies (EquiBuilder II Policies). The Account also supports the operations of American Franklin's EquiBuilder III-TM- Flexible Premium Variable Life Insurance Policies (EquiBuilder III Policies) (the EquiBuilder II Policies and the EquiBuilder III Policies are referred to
          collectively as the Policies).   At December 31, 1997, American
          Franklin had obtained the necessary state insurance department approvals for the sale of the EquiBuilder III Policies in 46 states.

          Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Policies. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business American Franklin may conduct.

          The net assets of the Account may not be less than the reserves applicable to the Policies. Assets may also be set aside in American Franklin's General Account based on the amounts allocated under the Policies to American Franklin's Guaranteed Interest Division and for policy loans. Additional assets are set aside in American Franklin's General Account to provide for
          (i) the unearned portion of the monthly charges for mortality and expense risk charges made under the Policies and (ii) other policy benefits.

     2.   SIGNIFICANT ACCOUNTING POLICIES

          The significant accounting policies of the Account are as follows:

          Investments in shares of the Funds are carried at fair value. Investments in shares of the Funds are valued at the net asset values of the respective Portfolios of the Funds corresponding to the investment divisions of the Account. Investment transactions are recorded on the trade date. Dividends are recorded as received. Realized gains and losses on sales of the Funds' shares are determined based on the specific identification method.

          The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Policies, American Franklin has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, American Franklin retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

     3.  SALES AND ADMINISTRATIVE CHARGES

          Certain jurisdictions require that deductions be made from premium payments for taxes. The amount of such deductions varies and may be up to 5% of the premium. With respect to the EquiBuilder III Policies, American Franklin makes a sales expense deduction equal to 5% of each premium paid during any policy year up to a "target" premium, which is based on the annual premium for a fixed whole life insurance policy on the life of the insured person (no sales expense deduction is made for premiums in excess of the target premium paid during that policy year). The balance remaining after any such deduction, the net premium, is placed by American Franklin in a Policy Account established for each policyowner. Each month American Franklin makes a charge against each Policy Account for: administrative expenses (currently $6 per month plus an additional charge of $24 per month for each of the first 12 months a policy is in effect); and cost of insurance, which is based on the insured person's age, sex, risk class, amount of insurance, and additional benefits, if any. In addition, American Franklin will make charges for the following: a partial withdrawal of net cash surrender value (currently $25 or 2% of the amount withdrawn, whichever is less); an increase in the face amount of insurance (currently a $1.50 administrative charge for each $1,000 increase up to a maximum charge of $300); and a transfer between investment divisions in any policy year in which four transfers have already been made (up to $25 for each additional transfer in a given policy year). Charges may also be made for providing more than one illustration of policy benefits to a given policyholder. American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of .75% of the Account's net assets to cover these risks. The total charges paid by the Account to American Franklin were $18,890,000 and $12,166,000 in 1997 and 1996, respectively.

          During the first ten years a Policy is in effect, a surrender charge may be deducted from a Policy Account by American Franklin if: the Policy is surrendered for its net cash surrender value, the face amount of the Policy is reduced or the Policy is permitted to lapse. The maximum total surrender charge applicable to a particular Policy is specified in the Policy and is equal to 50% of one target premium. This maximum will not vary based on the amount of premiums paid or when they are paid. At the end of the sixth policy year and at the end of each of the four succeeding policy years, the maximum surrender charge is reduced by an amount equal to 20% of the initial maximum surrender charge until, after the end of the tenth policy year, there is no surrender charge. Subject to the maximum surrender charge, the surrender charge with respect to the EquiBuilder II Policies will equal 30% of actual premiums paid during the first policy year up to one target premium, plus 9% of all other premiums actually paid during the first ten policy years, and the surrender charge with respect to the EquiBuilder III Policies will equal 25% of actual premiums paid during the first policy year up to one target premium, plus 9% of all other premiums actually paid during the first ten policy years.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997

4.  SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS

     Unit value information and a summary of changes in outstanding units is shown below:

FOR THE YEAR ENDED DECEMBER 31, 1997

                                                MONEY               EQUITY-                                            HIGH
                                                MARKET              INCOME           GROWTH           OVERSEAS        INCOME
                                               DIVISION            DIVISION         DIVISION          DIVISION       DIVISION
                                               --------------------------------------------------------------------------------
Unit value, beginning of year                   $120.68            $236.34          $223.47           $152.96         $141.63
                                               --------------------------------------------------------------------------------
                                               --------------------------------------------------------------------------------

Unit value, end of year                         $126.37            $291.45          $264.35           $170.08         $165.81
                                               --------------------------------------------------------------------------------
                                               --------------------------------------------------------------------------------

Number of units outstanding,
    beginning of year                            26,149            100,813          154,236            44,082           8,676

Net contract purchase payments                  127,542             45,380           60,016            16,843           6,070

Transfers for policy related transactions       (10,304)           (22,424)         (29,564)           (8,917)         (2,437)

Transfers between Separate Account
    VUL-2's Divisions, Net                     (118,776)            12,936           10,956             2,167           2,255
                                               --------------------------------------------------------------------------------

Number of units outstanding, end of year         24,611            136,705          195,644            54,175          14,564
                                               --------------------------------------------------------------------------------
                                               --------------------------------------------------------------------------------

                                                                                                       ASSET
                                               INVESTMENT           ASSET            INDEX            MANAGER:
                                               GRADE BOND          MANAGER            500              GROWTH        CONTRAFUND
                                                DIVISION           DIVISION         DIVISION          DIVISION        DIVISION
                                               --------------------------------------------------------------------------------
Unit value, beginning of year                   $135.81            $171.77          $178.33           $137.89         $145.66
                                               --------------------------------------------------------------------------------
                                               --------------------------------------------------------------------------------

Unit value, end of year                         $146.29            $200.91          $226.02           $165.92         $174.12
                                               --------------------------------------------------------------------------------
                                               --------------------------------------------------------------------------------

Number of units outstanding,
    beginning of year                            12,468            119,978           36,130             9,413          34,121

Net contract purchase payments                    3,764             31,902           32,530            12,503          37,070

Transfers for policy related transactions        (2,338)           (20,496)         (11,120)           (4,526)        (11,863)

Transfers between Separate Account
    VUL-2's Divisions, Net                         (150)               424           19,226             7,173          16,344
                                               --------------------------------------------------------------------------------

Number of units outstanding, end of year         13,744            131,808           76,766            24,563          75,672
                                               --------------------------------------------------------------------------------
                                               --------------------------------------------------------------------------------

     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
     SEPARATE ACCOUNT VUL-2
     NOTES TO FINANCIAL STATEMENTS (CONTINUED)
     December 31, 1997


     5.   REMUNERATION OF MANAGEMENT

          The Account incurs no liability or expense for remuneration to directors, members of advisory boards, officers or any other person who might provide a service for the Account, except as described in Note 3.

                           REPORT OF INDEPENDENT AUDITORS



                           ------------------------------



Board of Directors
    and Shareholder
The American Franklin Life Insurance Company

We have audited the accompanying balance sheet of The American Franklin Life Insurance Company, (the Company), a wholly-owned subsidiary of The Franklin Life Insurance Company, which is an indirect wholly-owned subsidiary of American General Corporation, as of December 31, 1997 and 1996, and the related statements of operations, shareholder's equity and cash flows for the years ended December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The American Franklin Life Insurance Company at December 31, 1997 and 1996 and the results of its operations and its cash flows for the years ended December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995, in conformity with generally accepted accounting principles.



                                      /s/ ERNST & YOUNG LLP

Chicago, Illinois
February 23, 1998

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                               STATEMENT OF OPERATIONS
                                    (In thousands)



                                                                                             Predecessor Basis
                                                                                             -----------------
                                                                              Eleven Months       One Month
                                              YEAR ENDED      Year Ended        Ended               Ended
                                              DECEMBER 31     December 31     December 31         January 31
                                              ----------------------------------------------------------------
                                                  1997           1996            1995                 1995
                                              ----------------------------------------------------------------
Revenues
   Premiums and other considerations          $  17,434      $  16,346       $  9,472              $  676
   Net investment income                          2,530          2,641          2,129                 160
   Realized investment gains (losses)               283             90             (6)                  -
   Other income (expense)                         1,541           (623)           465                 842
                                              ----------------------------------------------------------------
       Total revenues                            21,788         18,454         12,060               1,678

Benefits and expenses
   Benefits paid or provided                      2,450          2,767          2,597                 330
   Change in policy reserves                      1,224            843            458               1,027
   Commissions and allowances                    20,096         14,843          9,323                 706
   Change in deferred policy acquisition
       costs and cost of insurance purchased    (15,351)        (7,866)        (4,558)               (298)
   Taxes, licenses and fees                       1,484          1,369            988                  96
   General insurance expenses                     8,151          7,175          4,713                 312
                                              ----------------------------------------------------------------
       Total benefits and expenses               18,054         19,131         13,521               2,173
                                              ----------------------------------------------------------------

Income (loss) before income taxes                 3,734           (677)        (1,461)               (495)

Income tax expense (benefit)
   Current                                          715            873            452                  34
   Deferred                                         244         (1,104)          (961)               (217)
                                              ----------------------------------------------------------------
       Total income tax expense (benefit)           959           (231)          (509)               (183)
                                              ----------------------------------------------------------------

   Net income (loss)                           $  2,775        $  (446)       $  (952)            $  (312)
                                              ----------------------------------------------------------------
                                              ----------------------------------------------------------------


                         See Notes to Financial Statements.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                                    BALANCE SHEET
                                    (In thousands)

                                                          DECEMBER 31
                                                   -------------------------
    ASSETS                                             1997            1996
                                                   -------------------------
Investments
   Fixed maturity securities (amortized cost:
       $21,305; $31,359)                           $  22,565      $  32,599
   Policy loans                                        7,050          4,378
                                                   -------------------------
                                                      29,615         36,977

Cash and cash equivalents                              6,349          2,408

Accrued investment income                                472            672

Amounts recoverable from reinsurers                    8,885          6,139

Deferred policy acquisition costs                     30,515         13,781

Cost of insurance purchased                           10,549         12,212

Insurance premiums in course of settlement             1,286            238

Other assets                                           1,328            551

Assets held in Separate Accounts                     223,529        119,850
                                                   -------------------------
Total assets                                      $  312,528     $  192,828
                                                   -------------------------
                                                   -------------------------



                         See Notes to Financial Statements.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                              BALANCE SHEET (CONTINUED)
                          (In thousands, except share data)

                                                            DECEMBER 31
                                                   -------------------------
      LIABILITIES                                      1997            1996
                                                   -------------------------
Insurance liabilities
   Policy reserves, contract claims and
       other policyholders' funds                  $  13,051       $  7,390
   Universal life contracts                           31,289         30,347
   Annuity contracts                                   2,274              -
   Unearned revenue                                    6,801          3,972
Income taxes
   Current                                               380            185
   Deferred                                           (2,211)        (2,458)
Accrued expenses and other liabilities                 7,767          6,676
Liabilities related to Separate Accounts             223,529        119,850
                                                   -------------------------
          Total liabilities                          282,880        165,962


      SHAREHOLDER'S EQUITY
Common stock ($5 par value; 500,000
   shares authorized, issued and outstanding)          2,500          2,500
Paid-in capital                                       25,373         25,373
Net unrealized gains on securities                       398            391
Retained earnings (deficit)                            1,377         (1,398)
                                                   -------------------------

          Total shareholder's equity                  29,648         26,866
                                                   -------------------------


Total liabilities and shareholder's equity        $  312,528     $  192,828
                                                   -------------------------
                                                   -------------------------


                          See Notes to Financial Statements.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                          STATEMENT OF SHAREHOLDER'S EQUITY
                                    (In thousands)


                                                                                             Predecessor Basis
                                                                                             -----------------
                                                                              Eleven Months       One Month
                                              YEAR ENDED      Year Ended        Ended               Ended
                                              DECEMBER 31     December 31     December 31         January 31
                                              ----------------------------------------------------------------
                                                  1997           1996            1995                 1995
                                              ----------------------------------------------------------------
Common stock                                   $  2,500       $  2,500       $  2,500            $  2,500
                                              ----------------------------------------------------------------
Paid-in capital
   Balance at beginning of period                25,373         15,373         15,373              12,500
   Capital contribution                               -         10,000              -                   -
   Adjustment for the acquisition                     -              -              -               2,873
                                              ----------------------------------------------------------------

   Balance at end of period                      25,373         25,373         15,373              15,373
                                              ----------------------------------------------------------------


Net unrealized gains (losses) on
   securities

   Balance at beginning of period                   391            727              -                  (9)

   Change during the period                          10           (516)         1,118                  (3)
   Amounts applicable to deferred federal
       income taxes                                  (3)           180           (391)                  1
   Adjustment for the acquisition                     -              -              -                  11
                                              ----------------------------------------------------------------

   Balance at end of period                         398            391            727                   -
                                              ----------------------------------------------------------------


Retained earnings (deficit)

   Balance at beginning of period                (1,398)          (952)             -               2,876
   Net income (loss)                              2,775           (446)          (952)               (312)
   Adjustment for the acquisition                     -              -              -              (2,564)
                                              ----------------------------------------------------------------

   Balance at end of period                       1,377         (1,398)          (952)                  -
                                              ----------------------------------------------------------------

Total shareholder's equity
   at end of period                           $  29,648      $  26,866      $  17,648           $  17,873
                                              ----------------------------------------------------------------
                                              ----------------------------------------------------------------



                          See Notes to Financial Statements.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                               STATEMENT OF CASH FLOWS
                                    (In thousands)


                                                                                                 Predecessor Basis
                                                                                                 -----------------
                                                                                    Eleven Months    One Month
                                                       YEAR ENDED     Year Ended        Ended         Ended
                                                       DECEMBER 31    December 31    December 31    January 31
                                                      ------------------------------------------------------------
                                                          1997           1996           1995           1995
                                                      ------------------------------------------------------------
Operating activities
  Net Income (loss)                                   $  2,775        $  (446)       $  (952)       $  (312)
     Reconciling adjustments to net cash used
       for operating activities
     Policy reserves, claims and other
       policyholders' funds                             18,078         12,609         10,786          1,439
     Realized investment (gains) losses                   (283)           (90)             6              -
     Deferred policy acquisition costs and
       cost of insurance purchased                     (15,351)        (7,866)        (4,558)          (298)
     Charges on universal life contracts, net of
       interest credited                               (17,369)       (11,602)        (8,166)        (1,248)
     Change in other assets and liabilities             (2,939)        (2,660)         2,806           (471)
                                                      ------------------------------------------------------------
     Net cash used for operating activities            (15,089)       (10,055)           (78)          (890)
                                                      ------------------------------------------------------------
Investing activities
     Investment purchases
       Available-for-sale                               (6,900)       (32,704)        (5,859)           (41)
       Other                                            (2,766)        (2,107)             -              -
     Investment calls, maturities and sales
       Available-for-sale                               17,699         26,096          4,426              -
       Held-to-maturity                                      -              -              -             12
                                                      ------------------------------------------------------------
          Net cash provided by (used for)
             investing activities                        8,033         (8,715)        (1,433)           (29)
                                                      ------------------------------------------------------------
Financing activities
     Policyholder account deposits                      99,023         43,912         27,956          1,957
     Policyholder account withdrawals                  (88,026)       (39,565)       (21,750)        (1,305)
     Proceeds from intercompany borrowings              15,320          4,742          1,425              -
     Repayments of intercompany borrowings             (15,320)        (4,832)        (1,335)             -
     Capital contribution                                    -         10,000              -              -
                                                      ------------------------------------------------------------
       Net cash provided by financing
          activities                                    10,997         14,257          6,296            652
                                                      ------------------------------------------------------------
Net increase (decrease) in cash and cash
  equivalents                                            3,941         (4,513)         4,785           (267)
Cash and cash equivalents at beginning of period         2,408          6,921          2,136          2,403
                                                      ------------------------------------------------------------

Cash and cash equivalents at end of period            $  6,349       $  2,408       $  6,921       $  2,136
                                                      ------------------------------------------------------------
                                                      ------------------------------------------------------------




                           See Notes to Financial Statements.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                            NOTES TO FINANCIAL STATEMENTS

1.   Summary of Significant Accounting Policies

1.1  NATURE OF OPERATIONS

     The American Franklin Life Insurance Company (AMFLIC), headquartered in Springfield, Illinois, sells and services variable universal life, variable annuity and universal life insurance products to the middle income market, primarily in the Midwest.

1.2  PREPARATION OF FINANCIAL STATEMENTS

     The financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts of AMFLIC, a wholly-owned subsidiary of The Franklin Life Insurance Company (FLIC).

     The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

1.3  ACQUISITION

     On January 31, 1995, AGC Life Insurance Company (AGCL), a subsidiary of American General Corporation (AGC), acquired FLIC for $1.17 billion. The purchase price consisted of $920 million cash and a $250 million extraordinary cash dividend paid by FLIC to its former parent prior to closing. The portion of the purchase price allocated to AMFLIC was $17.9 million.

     The acquisition was accounted for using the purchase method of accounting in accordance with the provisions of Accounting Principles Board Opinion 16, "Business Combinations", and other existing accounting literature pertaining to purchase accounting. Under purchase accounting, the total purchase cost was allocated to the assets and liabilities acquired based on a determination of their fair value. AMFLIC's balance sheets at December 31, 1997 and 1996, and its statements of operations, shareholder's equity and cash flows for the years ended December 31, 1997 and 1996, and the eleven months ended December 31, 1995, are reported under the purchase method of accounting and, accordingly, are not consistent with the basis of presentation of the "Predecessor Basis" statements of operations, shareholder's equity and cash flows for the one month ended January 31, 1995.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.4  INVESTMENTS

     FIXED MATURITY SECURITIES. All fixed maturity securities are classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if unrealized gains (losses) had been realized, the net adjustment is recorded in net unrealized gains (losses) on securities within shareholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

     POLICY LOANS.  Policy loans are reported at unpaid principal balance.

     INVESTMENT INCOME. Interest on fixed maturity securities and policy loans is recorded as income when earned and is adjusted for any amortization of premium or discount.

     REALIZED INVESTMENT GAINS (LOSSES). Realized investment gains (losses) are recognized using the specific identification method.


1.5  CASH AND CASH EQUIVALENTS

     Highly liquid investments with an original maturity of three months or less are included in cash and cash equivalents. The carrying amount approximates fair value.

1.6  DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

     DPAC associated with interest-sensitive life insurance contracts and insurance investment contracts is charged to expense in relation to the estimated gross profits of those contracts. DPAC associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract.

     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains on securities had been realized at the balance sheet date. The impact of this adjustment is included in net unrealized gains on securities within shareholder's equity.

     AMFLIC reviews the carrying amount of DPAC on at least an annual basis. AMFLIC considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.7  COST OF INSURANCE PURCHASED (CIP)

     The cost assigned to insurance contracts in force at January 31, 1995 is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates of 6% to 8.5%. CIP is charged to expense and adjusted for the impact of net unrealized gains on securities in the same manner as DPAC. AMFLIC reviews the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DPAC.

1.8  SEPARATE ACCOUNTS

     Separate Accounts are assets and liabilities associated with certain contracts for which the investment risk lies solely with the contract holder. Therefore, AMFLIC's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to Separate Accounts are excluded from the statement of operations. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share.

1.9  INSURANCE AND ANNUITY LIABILITIES

     Substantially all of AMFLIC's insurance and annuity liabilities relate to long-duration contracts. The contracts normally cannot be changed or canceled by AMFLIC during the contract period.

     For interest-sensitive life and insurance investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 3% to 9% at December 31, 1997.

1.10 PREMIUM RECOGNITION

     Most receipts for annuities and interest-sensitive life insurance contracts are classified as deposits instead of revenues. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that are designed to compensate AMFLIC for future services are deferred and recognized over the period earned, using the same assumptions used to amortize DPAC. For all other long-duration contracts, premiums are recognized when due.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.11 INCOME TAXES

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

     A change in deferred taxes related to fluctuations in fair value of available-for-sale securities is included in net unrealized gains (losses) on securities in shareholder's equity.

1.12 RECLASSIFICATIONS

     Certain reclassifications have been made to the 1996 and 1995 financial statements to conform to the 1997 presentation.

1.13 NEW ACCOUNTING STANDARDS NOT YET ADOPTED

     In June 1997, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 130, "Reporting Comprehensive Income," which establishes standards for reporting and displaying comprehensive income and its components in the financial statements. Beginning in 1998, AMFLIC must adopt this statement for all periods presented. Application of this statement will not change recognition or measurement of net income and, therefore, will not impact AMFLIC's results of operations or financial position.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.   Investments

2.1  INVESTMENT INCOME

     Investment income was as follows:






                                                                   Eleven Months   One Month
                                      YEAR ENDED     Year Ended        Ended         Ended
                                      DECEMBER 31    December 31    December 31    January 31
                                     ----------------------------------------------------------
In thousands                             1997          1996           1995           1995
-----------------------------------------------------------------------------------------------
Fixed maturity securities            $  2,291      $  2,141       $  2,097         $  168
Policy loans                              264           175             68              8
Other investments                          12           369              -              -
                                     ----------------------------------------------------------
Gross investment income                 2,567         2,685          2,165            176
Investment expense                         37            44             36             16
                                     ----------------------------------------------------------
Net investment income                $  2,530      $  2,641       $  2,129         $  160
                                     ----------------------------------------------------------
                                     ----------------------------------------------------------




2.2  REALIZED INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses) for fixed maturity securities, net of DPAC and CIP amortization, were as follows:



                                                                   Eleven Months   One Month
                                      YEAR ENDED     Year Ended        Ended         Ended
                                      DECEMBER 31    December 31    December 31    January 31
                                     ----------------------------------------------------------
In thousands                             1997          1996           1995           1995
-----------------------------------------------------------------------------------------------
Fixed maturity securities
   Gross gains                         $  564        $  183         $  153         $    -
   Gross losses                           (10)          (10)          (171)             -
                                       --------------------------------------------------------
      Total                               554           173            (18)             -
                                       --------------------------------------------------------

Other                                    (271)          (83)            12              -
                                       --------------------------------------------------------
Realized investment gains (losses)     $  283        $   90         $   (6)        $    -
                                       --------------------------------------------------------
                                       --------------------------------------------------------



     Voluntary sales of investments resulted in the following realized gains (losses):


                                                                             Realized
In thousands                    Category               Proceeds         Gains         Losses
-----------------------------------------------------------------------------------------------
YEAR ENDED                 AVAILABLE-FOR-SALE     $   9,992      $     550      $       8
DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------
Year Ended                 Available-for-sale     $  12,081      $     171      $      10
December 31, 1996
-----------------------------------------------------------------------------------------------
Eleven Months Ended        Available-for-sale     $   1,517      $       -      $      72
December 31, 1995


                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

2.3  FIXED MATURITY  SECURITIES

     VALUATION. Amortized cost and fair value of fixed maturity securities were as follows:


                                                         DECEMBER 31, 1997
                                     -------------------------------------------------------
                                        COST OR         GROSS         GROSS
                                       AMORTIZED      UNREALIZED    UNREALIZED       FAIR
In thousands                             COST           GAINS         LOSSES         VALUE
--------------------------------------------------------------------------------------------
Corporate bonds
   Investment grade                  $  9,172      $    678       $      2       $  9,848
   Below investment grade                 300            12              -            312
Public utilities                        2,622           273              -          2,895
Mortgage-backed                         1,897           131              -          2,028
U.S. government                         7,111           155              -          7,266
States/political subdivisions             203            13              -            216
                                     -------------------------------------------------------

  Total fixed maturity securities    $ 21,305      $  1,262       $      2       $ 22,565
                                     -------------------------------------------------------
                                     -------------------------------------------------------



                                                         December 31, 1997
                                     -------------------------------------------------------
                                        Cost Or         Gross         Gross
                                       Amortized      Unrealized    Unrealized       Fair
In thousands                             Cost           Gains         Losses         Value
--------------------------------------------------------------------------------------------
Corporate bonds
   Investment  grade                 $ 16,860      $    786       $      -       $ 17,646
   Below investment grade                 955            25              -            980
Public utilities                        3,326           244              -          3,570
Mortgage-backed                         1,877           121              -          1,998
U.S. government                         8,137           149             98          8,188
States/political subdivisions             204            13              -            217
                                     -------------------------------------------------------
  Total fixed maturity securities    $ 31,359      $  1,338       $     98       $ 32,599
                                     -------------------------------------------------------
                                     -------------------------------------------------------


                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.3  FIXED MATURITY SECURITIES (CONTINUED)


     MATURITIES. The contractual maturities of fixed maturity securities at December 31, 1997 were as follows:

                                                    COST OR          FAIR
In thousands                                    AMORTIZED COST       VALUE
--------------------------------------------------------------------------------
Fixed maturity securities, excluding
   mortgage-backed securities, due

       In years two through five                    $  4,805       $  5,050

       In years six through ten                       13,442         14,180

       After ten years                                 1,161          1,307

Mortgage-backed securities                             1,897          2,028
                                                    ----------------------------

       Total fixed maturity securities              $ 21,305       $ 22,565
                                                    ----------------------------
                                                    ----------------------------


     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. Corporate requirements and investment strategies may result in the sale of investments before maturity.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

2.4  NET UNREALIZED GAINS ON SECURITIES

     Net unrealized gains on fixed maturity securities included in shareholder's equity at December 31 were as follows:


          In thousands                             1997          1996
          ----------------------------------------------------------------
          Gross unrealized gains                $ 1,262       $ 1,338
          Gross unrealized losses                    (2)          (98)
          DPAC  fair value adjustment               (39)          (33)
          CIP fair value adjustment                (609)         (606)
          Deferred federal income taxes            (214)         (210)
                                                --------------------------

          Net unrealized gains on securities    $   398       $   391
                                                --------------------------
                                                --------------------------


2.5  INVESTMENTS ON DEPOSIT

     At December 31, 1997 and 1996, fixed maturity securities carried at $7,018,000 and $6,878,000, respectively, were on deposit with regulatory authorities to comply with state insurance laws.

2.6  INVESTMENT RESTRICTIONS

     AMFLIC is restricted by the insurance laws of its domiciliary state as to the amount which it can invest in any entity. At December 31, 1997 and 1996, AMFLIC's largest investment in any one entity other than U.S. government obligations was $1,000,000.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

3.   Fair Value of Financial Instruments

     Carrying amounts and fair values for certain of AMFLIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of AMFLIC's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.



                                               1997                         1996
                                     --------------------------------------------------------
                                      CARRYING        FAIR         Carrying         Fair
In thousands                           AMOUNT         VALUE         Amount          Value
---------------------------------------------------------------------------------------------
Assets
    Fixed maturity securities        $ 22,565      $ 22,565       $ 32,599       $ 32,599

Liabilities
    Insurance investment contracts   $  2,318      $  2,193            -              -




     The methods and assumptions used to estimate fair value were as follows:

     FIXED MATURITY SECURITIES. Fair values of fixed maturity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and the average life of the investments.

     POLICY LOANS. Policy loans have no stated maturity dates and are an integral part of the related insurance contract. Accordingly, it is not practicable to estimate a fair value. The weighted average interest rate charged on policy loan balances during 1997 and 1996 was 7.17%.

     INSURANCE INVESTMENT CONTRACTS. Fair value of insurance investment contracts, which do not subject American Franklin to significant risks arising from policyholder mortality or morbidity, was estimated using cash flows discounted at market interest rates. Care should be exercised in drawing conclusions from the estimated fair value, since the estimates are based on assumptions regarding future economic activity.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.   Deferred Policy Acquisition Costs (DPAC)

     An analysis of the changes in the DPAC asset is as follows:




                                                                   Eleven Months   One Month
                                      YEAR ENDED     Year Ended        Ended         Ended
                                      DECEMBER 31    December 31    December 31    January 31
                                     ----------------------------------------------------------
In thousands                             1997          1996           1995           1995
-----------------------------------------------------------------------------------------------

Beginning of period balance          $ 13,781      $  4,101       $      -       $ 16,540

Capitalization                         18,223         9,861          4,328            445

Amortization                           (1,307)         (343)             -           (147)

Effect of changes in unrealized
   gains on securities                     (6)          195           (228)             -

Effect of realized investment
   (gains) losses                        (176)          (33)             1              -

Adjustment for the
   acquisition (a)                          -                            -        (16,838)
                                     ----------------------------------------------------------

End of period balance                $ 30,515      $ 13,781       $  4,101        $     -
                                     ----------------------------------------------------------
                                     ----------------------------------------------------------



     (a) Represents the necessary elimination of the historical DPAC asset required by purchase accounting.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.   Cost of Insurance Purchased (CIP)

     An analysis of the changes in the CIP asset is as follows:




                                                                             Eleven Months   One Month
                                                YEAR ENDED     Year Ended        Ended         Ended
                                                DECEMBER 31    December 31    December 31    January 31
                                               ----------------------------------------------------------
In thousands                                       1997          1996           1995           1995
---------------------------------------------------------------------------------------------------------

Beginning of period balance                    $ 12,212      $ 13,621       $ 14,279       $      -

Interest accretion                                1,054         1,400          1,073              -

Additions                                             -             -          1,844              -

Amortization                                     (2,619)       (3,052)        (2,687)             -

Effect of changes in unrealized
    gains on securities                              (3)          293           (899)             -

Effect of realized investment (gains) losses        (95)          (50)            11              -

Adjustment for the acquisition (a)                    -             -              -         14,279
                                               ----------------------------------------------------------

End of period balance                          $ 10,549      $ 12,212       $ 13,621       $ 14,279
                                               ----------------------------------------------------------
                                               ----------------------------------------------------------



          a) Represents the amount necessary to recognize the new CIP asset attributable to the January 31, 1995 acquisition.

          CIP amortization, net of accretion, expected to be recorded in each of the next five years is:


                                            AMOUNT
                          YEAR              (000's)
                   --------------------------------------
                          1998              $1,367
                          1999               1,201
                          2000               1,054
                          2001                 927
                          2002                 820


                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS  (Continued)

6.   Separate Account

     AMFLIC administers three Separate Accounts in connection with the issuance of its Variable Universal Life and Variable Annuity products.

7.   Income Taxes

     AMFLIC is subject to the life insurance company provisions of the federal tax law and is part of a life/life consolidated return which also includes FLIC.

     The method of allocation of tax expense is subject to a written agreement. Allocation is based upon separate return calculations with current credit for net losses and tax credits. Consolidated alternative minimum tax, excise tax or surtax, if any, is allocated separately. The tax liability of AMFLIC under this agreement shall not exceed the amount AMFLIC would have paid if it had filed on a separate return basis. Intercompany tax balances are to be settled no later than thirty (30) days after the date of filing the consolidated return.

7.1  DEFERRED TAXES

     Components of deferred tax liabilities and assets at December 31, were as follows:


       In thousands                                     1997          1996
--------------------------------------------------------------------------------
       Deferred tax liabilities, applicable to:
          Basis differential of investments        $     341     $     292
          DPAC and CIP                                 9,213         5,483
          Other                                        1,220           949
                                                   -----------------------------
             Total deferred tax liabilities           10,774         6,724

       Deferred tax assets, applicable to:
          Policy reserves                            (12,438)       (8,329)
          Other                                         (547)         (853)
                                                   -----------------------------
             Total deferred tax assets               (12,985)       (9,182)
                                                   -----------------------------

       Net deferred tax assets                     $  (2,211)    $  (2,458)
                                                   -----------------------------
                                                   -----------------------------

     AMFLIC expects adequate future taxable income to realize the net deferred tax assets. Accordingly, no valuation allowance is considered necessary.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7.2  TAX EXPENSE

     A reconciliation between the federal income tax rate and the effective income tax rate follows:




                                                                   Eleven Months   One Month
                                      YEAR ENDED     Year Ended        Ended         Ended
                                      DECEMBER 31    December 31    December 31    January 31
                                     ----------------------------------------------------------
                                         1997          1996           1995           1995
                                     ----------------------------------------------------------

Federal income tax rate                  35.0   %      35.0    %      35.0    %      35.0   %
State taxes, net                            -          (0.3)          (0.4)           0.4
Invested asset items                     (5.4)          0.1            0.2              -
Other                                    (3.9)         (0.7)             -            1.6
                                     ----------------------------------------------------------
   Effective tax rate                    25.7   %      34.1    %      34.8    %      37.0   %
                                     ----------------------------------------------------------
                                     ----------------------------------------------------------




7.3  TAXES PAID

     Federal income taxes paid during the years ended December 31, 1997 and 1996, and the eleven months ended December 31, 1995 were $519,000, $228,000, and $1,031,000, respectively. State income taxes paid during the year ended December 31, 1997, and the eleven months ended December 31, 1995 were $1,000 for each period. No state income taxes were paid during the year ended December 31, 1996. There were no federal or state income taxes paid during January 1995.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8.   Statutory Accounting

     State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. No significant permitted practices are used to prepare AMFLIC's statutory financial statements.

     At December 31, 1997 and 1996, AMFLIC had statutory stockholder's equity of $17,727,000, and $18,055,000, respectively. AMFLIC's statutory net loss was $648,000, $1,949,000, and $4,704,000 for the years ended December 31,
     1997, 1996 and 1995, respectively.

     Generally, AMFLIC is restricted by the insurance laws of its domiciliary state as to amounts that can be transferred in the form of dividends, loans or advances without the approval of the Illinois Insurance Department. Under these restrictions, during 1998 no dividends may be paid out and, loans and advances in excess of $4,432,000 may not be transferred without the approval of the Illinois Insurance Department.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9.   Statement of Cash Flows

     In addition to the cash activities shown in the statement of cash flows, the following transactions, occurred:




                                                                   Eleven Months   One Month
                                      YEAR ENDED     Year Ended        Ended         Ended
                                      DECEMBER 31    December 31    December 31    January 31
                                     ----------------------------------------------------------
In thousands                             1997          1996           1995           1995
-----------------------------------------------------------------------------------------------
Interest added to universal
   life contracts and other
   deposit funds                     $  1,279      $  1,267       $  1,126       $    111
                                     ----------------------------------------------------------
                                     ----------------------------------------------------------



10.  Related Party Transactions

     AMFLIC has no full-time employees or office facilities. General and administrative expenses are allocated to AMFLIC from FLIC, based upon hours worked by administrative personnel. Allocated expenses for the years ended December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995 amounted to approximately $5,104,000, $3,868,000, $3,277,000, and $204,000, respectively.

     AMFLIC participates in a program of short-term borrowing with AGC to maintain its long-term investment commitments. AMFLIC borrowed $15,320,000 and $4,742,000 and repaid $15,320,000 and $4,832,000 (relating to 1996 and
     1995 borrowings) in 1997 and 1996, respectively. Interest was paid on the outstanding balance based on the rate as stipulated in the program.

11.  Reinsurance

     AMFLIC is routinely involved in reinsurance transactions. Ceded reinsurance becomes a liability of the reinsurer that assumes the risk. If the reinsurer could not meet its obligations, AMFLIC would reassume the liability. The likelihood of a material reinsurance liability being reassumed by AMFLIC is considered to be remote. AMFLIC diversifies the risk of exposure to reinsurance loss by using a number of life reinsurers, including FLIC, that have strong claims-paying ability ratings. The maximum retention on one life for individual life insurance is $100,000.

     Effective January 1, 1997, AMFLIC entered into a modified coinsurance agreement with FLIC covering the variable universal life product.

     Amounts paid or deemed to have been paid in connection with ceded reinsurance contracts are recorded as reinsurance receivables. The cost of reinsurance related to long-duration contracts is recognized over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

11.  Reinsurance (continued)

     Under the provisions of an assumed reinsurance agreement, AMFLIC recognized the following:




                                                                   Eleven Months   One Month
                                      YEAR ENDED     Year Ended        Ended         Ended
                                      DECEMBER 31    December 31    December 31    January 31
                                     ----------------------------------------------------------
In thousands                             1997          1996           1995           1995
-----------------------------------------------------------------------------------------------

Premiums and other
   considerations                    $  1,169      $  1,433       $    361       $     43
Other income                              810         1,196            972              8
Benefits                                1,329         1,810          1,166            145
Commission expense                        (59)           (9)            54              6
Premium taxes                               -            (6)             6              6



     Under the provisions of a modified coinsurance agreement covering the Variable Universal Life product, AMFLIC ceded the following:




                                                                   Eleven Months   One Month
                                      YEAR ENDED     Year Ended        Ended         Ended
                                      DECEMBER 31    December 31    December 31    January 31
                                     ----------------------------------------------------------
In thousands                             1997          1996           1995           1995
-----------------------------------------------------------------------------------------------
Premiums and other
   considerations                    $  5,226      $  4,014       $  2,648       $    125
Expense allowances                      4,965         4,394          2,463            186
Other                                      60          (561)           579             (6)



     AMFLIC also carries reinsurance for policy risks that exceed its retention limit of $100,000. AMFLIC ceded the following amounts:




                                                                   Eleven Months   One Month
                                      YEAR ENDED     Year Ended        Ended         Ended
                                      DECEMBER 31    December 31    December 31    January 31
                                     ----------------------------------------------------------
In thousands                             1997          1996           1995           1995
-----------------------------------------------------------------------------------------------
Premiums and other
   considerations                    $  7,994      $  5,909       $  4,129       $    258
Change in policy reserves               7,804         5,924          4,155          3,347


                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

12.  State Guaranty Associations

     State guaranty fund expense included in operating costs and expenses was $25,000, $31,000, $37,000, and $18,000 for the years ended December 31,
     1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995, respectively. These amounts are assessed by state life and health insurance guaranty funds to recoup past industry insolvencies. These assessments are expected to be partially recovered through credits against the payment of future premium taxes.

     There was no liability accrued at December 31, 1997, or in 1996 as these amounts were determined to be immaterial.

--------------------------------------------------------------------------------
                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY




                                 EQUIBUILDER III-TM-










                                      ISSUED BY



                    THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                            AN AMERICAN GENERAL COMPANY
                                #1 FRANKLIN SQUARE,
                         SPRINGFIELD, ILLINOIS  62713-0001















EQUIBUILDER III IS A TRADEMARK OF THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                      Part II

                            UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                       UNDERTAKING PURSUANT TO RULE 484(b)(1)
                          UNDER THE SECURITIES ACT OF 1933

American Franklin's By-Laws provide, in Article X, as follows:

     "Section 1. The Company shall indemnify and hold harmless each person who shall serve at any time hereafter as a director, officer or employee of the Company, or who shall serve any other company or organization in any capacity at the request of the Company, from and against any and all claims and liabilities to which such person shall become subject by reason of having heretofore or hereafter been a director, officer or employee of the Company, or by reason of any action alleged to have been heretofore or hereafter taken or omitted by such person as a director, officer or employee, and shall reimburse each such person for all legal and other expenses reasonably incurred in connection with any such claim or liability; provided, however, that no such person shall be indemnified against, or be reimbursed for, any expense incurred in connection with any claim or liability arising out of such person's own wilful misconduct."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                      REPRESENTATION PURSUANT TO SECTION 26(e)

American Franklin hereby represents that the fees and charges deducted under the flexible premium variable life insurance policies described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Franklin.

                         CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

     The facing sheet.

     Reconciliation and tie.

     The Prospectus consisting of 95 pages.

     Undertaking to file reports.

     Undertaking pursuant to Rule 484 under the Securities Act of 1933.

     The signatures.

     Written Consents of the following persons:

       Sutherland, Asbill & Brennan LLP
       Robert M. Beuerlein, Executive Vice President and Actuary
       Ernst & Young LLP



     The following exhibits required by Article IX(A) of Form N-8B-2:

     *    1-A(1)         Certified resolutions regarding organization of
                         Separate Account VUL-2.
          1-A(2)         Inapplicable.
     ****1-A(3)(a)       Sales Agreement between Franklin Financial Services
                         Corporation ("Franklin Financial") and Separate Account
                         VUL-2 of The American Franklin Life Insurance Company,
                         dated as of January 31, 1995.
     *    1-A(3)(b)(i)   Specimen Regional Manager Registered Representative
                         Agreement between Franklin Financial and registered
                         representatives of Franklin Financial distributing
                         EquiBuilder III policies.
     *    1-A(3)(b)(ii)  Specimen Registered Representative Agreement between
                         Franklin Financial and registered representatives of
                         Franklin Financial distributing EquiBuilder III
                         policies.
          1-A(3)(c)      Schedule of Sales Commissions.
     **   1-A(4)         Agreement between The American Franklin Life Insurance
                         Company ("American  Franklin") and Franklin Financial,
                         dated March 31, l994, regarding supervision of agents.
     **   1-A(5)(a)      EquiBuilder III Flexible Premium Life Insurance Policy.
     *    1-A(5)(b)      Accidental Death Benefit Rider.
     *    1-A(5)(c)      Term Insurance Rider.
     *    1-A(5)(d)      Children's Term Insurance Rider.
     *    1-A(5)(e)      Disability Rider - Waiver of Monthly Deductions.
     **   1-A(5)(f)      Endorsement to EquiBuilder III Flexible Premium Life
                         Insurance policy when issued to a Policy Owner in the
                         State of Texas.
          1-A(5)(g)      Accelerated Benefit Settlement Option Rider is
                         incorporated herein by reference to Exhibit 1-A(5)(g)
                         to Post-Effective Amendment No. 5 on Form S-6 of
                         Separate Account VUL-2 of The American Franklin Life
                         Insurance Company, filed February 27, 1998 (Reg.  No.
                         33-77470).
     *****1-A(6)(a)      Articles of Incorporation of American Franklin.
          1-A(6)(b)      By-Laws of American Franklin are incorporated herein by
                         reference to Exhibit 1-A(6)(b) to Post-Effective
                         Amendment No. 3 on Form S-6 of Separate Account VUL-2
                         of The American Franklin Life Insurance Company, filed
                         February 28, 1997 (Reg. No. 33-77470).

                                         II-2

          1-A(7)         Inapplicable.
     *    1-A(8)(a)(1)   Participation Agreement among American Franklin,
                         Variable Insurance Products Fund ("VIP") and Fidelity
                         Distributors Corporation ("FDC"), dated July 18, 1991.
     ***  1-A(8)(a)(2)   Amendment No. 1 to Participation Agreement among
                         American Franklin, VIP and    FDC, effective as of
                         November 1, 1991.
     *    1-A(8)(a)(3)   Participation Agreement among American Franklin,
                         Variable Insurance Products Fund II ("VIP II") and FDC,
                         dated July 18, 1991.
     ***  1-A(8)(a)(4)   Amendment No. 1 to Participation Agreement among
                         American Franklin, VIP II and FDC, effective as of
                         November 1, 1991.
     *    1-A(8)(a)(5)   Sub-License Agreement between FDC and American Franklin
                         dated July 18, 1991.
     ****1-A(8)(a)(6)    Amendment No. 2 to Participation Agreement among
                         American Franklin, VIP and FDC, dated January 18, 1995.
     ****1-A(8)(a)(7)    Amendment No. 2 to Participation Agreement among
                         American Franklin, VIP II and FDC, dated January 18,
                         1995.
          1-A(8)(a)(8)   Amendment No. 3 to Participation Agreement among
                         American Franklin, VIP and FDC, dated July 1, 1996, is
                         hereby incorporated herein by reference to Exhibit
                         8(a)(4) to the Registration Statement on Form N-4 (Reg.
                         No. 333-10489) of Separate Account VA-1 of American
                         Franklin, filed August 20, 1996.
          1-A(8)(a)(9)   Amendment No. 3 to Participation Agreement among
                         American Franklin, VIP II and FDC, dated July 1, 1996,
                         is hereby incorporated herein by reference to Exhibit
                         8(b)(4) to the Registration Statement on Form N-4 (Reg.
                         No. 333-10489) of Separate Account VA-1 of American
                         Franklin, filed August 20, 1996.
          1-A(8)(a)(10)  Amendment No. 4 to Participation Agreement among
                         American Franklin, VIP and FDC, dated November, 1996,
                         is hereby incorporated herein by reference to Exhibit
                         8(a)(5) to Pre-Effective Amendment No. 1 to
                         Registration Statement on Form N-4 (Reg. No. 333-10489)
                         of Separate Account VA-1 of American Franklin, filed
                         November 26, 1996.
          1-A(8)(a)(11)  Amendment No. 4 to Participation Agreement among
                         American Franklin, VIP II and FDC, dated November,
                         1996, is hereby incorporated herein by reference to
                         Exhibit 8(b)(5) to Pre-Effective Amendment No. 1 to
                         Registration Statement on Form N-4 (Reg. No. 333-10489)
                         of Separate Account VA-1 of American Franklin, filed
                         November 26, 1996.
          1-A(8)(b)(1)   Participation Agreement among MFS Variable Insurance
                         Trust, American Franklin and Massachusetts Financial
                         Services Company ("MFS"), dated July 30, 1996 is
                         incorporated herein by reference to Exhibit 8(d)(1) to
                         Form N-4 of Separate Account VA-1 of The American
                         Franklin Life Insurance Company, filed August 20, 1996
                         (Reg. No. 333-10489).
          1-A(8)(b)(2)   Indemnification Agreement between American Franklin and
                         MFS dated July 30, 1996 is incorporated herein by
                         reference to Exhibit 8(d)(2) to Form N-4 of Separate
                         Account VA-1 of The American Franklin Life Insurance
                         Company, filed August 20, 1996 (Reg. No. 333-10489).
          1-A(8)(b)(3)   Form of Amendment No. 1 dated November, 1996 to
                         Participation Agreement among MFS Variable Insurance
                         Trust, American Franklin and MFS is incorporated herein
                         by   reference to Exhibit (8)(d)(3) to Form N-4 of
                         Separate Account VA-1 of The American   Franklin Life
                         Insurance Company, filed November 26, 1996 (Reg. No.
                         333-10489).

          1-A(8)(b)(4)   Amendment No. 2 to Participation Agreement among
                         American Franklin, MFS Variable Insurance Trust and
                         MFS, dated November, 1997.

     *    1-A(8)(c)      Modified Coinsurance Agreement between American
                         Franklin and Integrity, dated March 10, 1989.
     *    1-A(8)(c)(1)   Amendment No. 1 to Modified Coinsurance Agreement
                         between American Franklin and Integrity.

                                         II-3


          1-A(8)(c)(2)   Amendment No. 2 to Modified Coinsurance Agreement
                         between American Franklin and Integrity is incorporated
                         herein by reference to similarly designated exhibit to
                         Post-Effective Amendment No. 3 on Form S-6 of Separate
                         Account VUL-2 of The American Franklin Life Insurance
                         Company, filed February 28, 1997 (Reg. No. 33-77470).
          1-A(8)(c)(3)   Amendment No. 3 to Modified Coinsurance Agreement
                         between American Franklin and Integrity effective April
                         1, 1989 is incorporated herein by reference to
                         similarly designated exhibit to Post-Effective
                         Amendment No. 3 on Form S-6 of Separate Account VUL-2
                         of The American Franklin Life Insurance Company, filed
                         February 28, 1997 (Reg. No. 33-77470).
          1-A(8)(c)(4)   Amendment No. 3 to Modified Coinsurance Agreement
                         between American Franklin, Integrity, and Phoenix Home
                         Life Mutual Insurance Company, assignee of Integrity
                         effective January 1, 1997 is incorporated herein by
                         reference to similarly designated  exhibit to
                         Post-Effective Amendment No. 3 on Form S-6 of Separate
                         Account VUL-2 of The American Franklin Life Insurance
                         Company, filed February 28, 1997 (Reg. No. 33-77470).
     *    1-A(8)(d)      Reinsurance Agreement between American Franklin and The
                         Franklin Life Insurance Company ("The Franklin"),
                         effective as of January 1, 1988.
     *    1-A(8)(d)(1)   Amendment No. 1 effective as of January 1, 1990 to
                         Reinsurance Agreement between American Franklin and The
                         Franklin.
     *    1-A(8)(d)(2)   Amendment No. 2 effective as of January 1, 1990 to
                         Reinsurance Agreement between American Franklin and The
                         Franklin.
          1-A(8)(e)      Modified Coinsurance Agreement effective as of January
                         1, 1997 between American Franklin and The Franklin is
                         incorporated herein by reference to similarly
                         designated exhibit to Post-Effective Amendment No. 5 on
                         Form S-6 of Separate Account VUL-2 of The American
                         Franklin Life Insurance Company, filed February 27,
                         1998 (Reg. No. 33-77470).
          1-A(8)(e)(1)   Amendment No. 1 effective September 1, 1997 to Modified
                         Coinsurance Agreement between American Franklin and The
                         Franklin is incorporated herein by reference to
                         similarly designated exhibit to Post-Effective
                         Amendment No. 5 on Form S-6 of Separate Account VUL-2
                         of The American Franklin Life Insurance Company, filed
                         February 27, 1998 (Reg. No. 33-77470).
          *1-A(9)        Administrative Service Agreement between The Franklin
                         and American Franklin, dated May 16, l988.
          1-A(10)        Application for EquiBuilder III Policy is incorporated
                         herein by reference to similarly designated exhibit to
                         Post-Effective Amendment No. 5 on Form S-6 of Separate
                         Account VUL-2 of The American Franklin Life Insurance
                         Company, filed February 27,   1998 (Reg. No. 33-77470).


Other Exhibits:
          2              See Exhibit 1-A(5)(a) above.
     **   3(a)           Opinion and Consent of Stephen P. Horvat, Jr., Esq.,
                         Senior Vice President, General Counsel and Secretary of
                         American Franklin.
          3(b)           Opinion and Consent of Robert M. Beuerlein, Executive
                         Vice President and Actuary of American Franklin.
          4              Inapplicable.
          5              Inapplicable.
          6(a)           Consent of Ernst & Young LLP.
          6(b)           Consent of Sutherland, Asbill & Brennan LLP.
          7              Power of Attorney is incorporated herein by reference
                         to similarly designated exhibit to Post Effective
                         Amendment No. 5 on Form S-6 of Separate Account VUL-2
                         of The American Franklin Life Insurance Company,
                         filed February 27, 1998 (Reg. No. 33-77470).


                                         II-4

          8              Description of American Franklin's Issuance, Transfer
                         and Redemption Procedures for EquiBuilder III Policies
                         pursuant to Rule 6e-3(T)(b)(12)(iii) under the
                         Investment Company Act of 1940.
     **   9              Notice of Cancellation Right Pursuant to Rule
                         6e-3(T)(b)(13)(viii) under the Investment Company Act
                         of 1940.

--------------------------------------------------------------------------------

     * Incorporated herein by reference to similarly designated exhibit to Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed July 24, 1991 (Reg. No. 33-41838).
    ** Filed with original filing of the Registration Statement on Form S-6, filed April 7, 1994 (Reg. No. 33-77470).
   *** Incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 3 on Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed February 26, 1993 (Reg. No. 33-41838).
  **** Incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 1 on Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed March 2, 1995 (Reg. No. 33-77470).
 ***** Incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 2 on Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed April 30, 1996 (Reg. No. 33-77470).

                                     SIGNATURES


  Pursuant to the requirements of the Securities Act of 1933, the Registrant, Separate Account VUL-2 of The American Franklin Life Insurance Company certifies that it meets the requirements of 1933 Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Springfield, and State of Illinois on the 28th of April, 1998.



                                             SEPARATE ACCOUNT VUL-2 OF
                                             THE AMERICAN FRANKLIN LIFE
                                             INSURANCE COMPANY


                                             By:  THE AMERICAN FRANKLIN
                                                  LIFE INSURANCE COMPANY,
                                                  Depositor


[SEAL]
                                             By:  /s/ William A. Simpson
                                                 ------------------------------
                                                      William A. Simpson
                                                      President



Attest:


/s/ Elizabeth E. Arthur
--------------------------------
    Elizabeth E. Arthur
    Assistant Secretary

                                      SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, The American Franklin Life Insurance Company certifies that it meets the requirements of 1933 Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Springfield, and State of Illinois on the 28th day of April, 1998.

                              THE AMERICAN FRANKLIN
                              LIFE INSURANCE COMPANY

                              By:  /s/ William A. Simpson
                                  -------------------------------------------
                                      William A. Simpson
                                      President

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form S-6 has been signed by the following persons in the capacities and on the dates indicated:


Signature                          Title                         Date
------------                       -----                         ----
/s/ Earl W. Baucom*                Director, Senior Vice         April 28, 1998
-------------------------------    President,Chief Financial
Earl W. Baucom                     Officer and Treasurer
                                   (principal financial officer
                                   and principal accounting
                                   officer)

/s/ Robert M. Beuerlein*           Director                      April 28, 1998
-------------------------------
Robert M. Beuerlein

/s/ Brady W. Creel*                Director                      April 28, 1998
-------------------------------
Brady W. Creel

                                   Director                      ________, 1998
-------------------------------
James S. D'Agostino, Jr.

                                   Director                      ________, 1998
-------------------------------
Rodney O. Martin, Jr.

                                   Director                      ________, 1998
-------------------------------
Jon P. Newton

/s/ Gary D. Reddick*               Director                      April 28, 1998
-------------------------------
Gary D. Reddick

/s/ William A. Simpson             Director and President        April 28, 1998
-------------------------------    (principal executive officer)
William A. Simpson

/s/ Elizabeth E. Arthur
-------------------------------
*By Elizabeth E. Arthur, Attorney-in-Fact

                                 EXHIBIT INDEX


                                                                        Page No.
    *1-A(1)           Certified resolutions regarding organization of Separate
                      Account VUL-2.
     1-A(2)           Inapplicable.
 ****1-A(3)(a)        Sales Agreement between Franklin Financial Services
                      Corporation ("Franklin Financial") and Separate Account
                      VUL-2 of The American Franklin Life Insurance Company,
                      dated as of January 31, 1995.
    *1-A(3)(b)(i)     Specimen Regional Manager Registered Representative
                      Agreement between Franklin Financial and registered
                      representatives of Franklin Financial distributing
                      EquiBuilder III policies.
    *1-A(3)(b)(ii)    Specimen Registered Representative Agreement between
                      Franklin Financial and registered representatives of
                      Franklin Financial distributing EquiBuilder III policies.
     1-A(3)(c)        Schedule of Sales Commissions.
   **1-A(4)           Agreement between The American Franklin Life Insurance
                      Company ("American Franklin") and Franklin Financial,
                      dated March 31, l994, regarding supervision of agents.
   **1-A(5)(a)        EquiBuilder III Flexible Premium Life Insurance Policy.
    *1-A(5)(b)        Accidental Death Benefit Rider.
    *1-A(5)(c)        Term Insurance Rider.
    *1-A(5)(d)        Children's Term Insurance Rider.
    *1-A(5)(e)        Disability Rider - Waiver of Monthly Deductions.
   **1-A(5)(f)        Endorsement to EquiBuilder III Flexible Premium Life
                      Insurance policy when issued to a Policy Owner in the
                      State of Texas.
     1-A(5)(g)        Accelerated Benefit Settlement Option Rider is
                      incorporated herein by reference to Exhibit 1-A(5)(g) to
                      Post-Effective Amendment No. 5 on Form S-6 of Separate
                      Account VUL-2 of The American Franklin Life Insurance
                      Company, filed February 27, 1998 (Reg. No. 33-77470).
*****1-A(6)(a)        Articles of Incorporation of American Franklin.
     1-A(6)(b)        By-Laws of American Franklin are incorporated herein by
                      reference to Exhibit 1-A(6)(b) to Post-Effective
                      Amendment No. 3 on Form S-6 of Separate Account VUL-2 of
                      The American Franklin Life Insurance Company, filed
                      February 28, 1997 (Reg. No. 33-77470).
     1-A(7)           Inapplicable.
    *1-A(8)(a)(1)     Participation Agreement among American Franklin, Variable
                      Insurance Products Fund ("VIP") and Fidelity Distributors
                      Corporation ("FDC"), dated July 18, 1991.
  ***1-A(8)(a)(2)     Amendment No. 1 to Participation Agreement among American
                      Franklin, VIP and FDC, effective as of November 1, 1991.
    *1-A(8)(a)(3)     Participation Agreement among American Franklin, Variable
                      Insurance Products Fund II ("VIP II") and FDC, dated July
                      18, 1991.
  ***1-A(8)(a)(4)     Amendment No. 1 to Participation Agreement among American
                      Franklin, VIP II and FDC, effective as of November 1,
                      1991.
    *1-A(8)(a)(5)     Sub-License Agreement between FDC and American Franklin
                      dated July 18, 1991.
 ****1-A(8)(a)(6)     Amendment No. 2 to Participation Agreement among American
                      Franklin, VIP and FDC, dated January 18, 1995.
 ****1-A(8)(a)(7)     Amendment No. 2 to Participation Agreement among American
                      Franklin, VIP II and FDC, dated January 18, 1995.
     1-A(8)(a)(8)     Amendment No. 3 to Participation Agreement among American
                      Franklin, VIP and FDC, dated July 1, 1996, is hereby
                      incorporated herein by reference to Exhibit 8(a)(4) to
                      the Registration Statement on Form N-4 (Reg. No.
                      333-10489) of Separate Account VA-1 of American Franklin,
                      filed August 20, 1996.

                                    EXHIBIT INDEX

                                                                        Page No.
     1-A(8)(a)(9)     Amendment No. 3 to Participation Agreement among American
                      Franklin, VIP II and FDC, dated July 1, 1996, is hereby
                      incorporated herein by reference to Exhibit 8(b)(4) to
                      the Registration Statement on Form N-4 (Reg. No.
                      333-10489) of Separate Account VA-1 of American Franklin,
                      filed August 20, 1996.
     1-A(8)(a)(10)    Amendment No. 4 to Participation Agreement among American
                      Franklin, VIP and FDC, dated November, 1996, is hereby
                      incorporated herein by reference to Exhibit 8(a)(5) to
                      Pre-Effective Amendment No. 1 to Registration Statement
                      on Form N-4 (Reg. No. 333-10489) of Separate Account VA-1
                      of American Franklin, filed November 26, 1996.
     1-A(8)(a)(11)    Amendment No. 4 to Participation Agreement among American
                      Franklin, VIP II and FDC, dated November, 1996, is hereby
                      incorporated herein by reference to Exhibit 8(b)(5) to
                      Pre-Effective Amendment No. 1 to Registration Statement
                      on Form N-4 (Reg. No. 333-10489) of Separate Account VA-1
                      of American Franklin, filed November 26, 1996.
     1-A(8)(b)(1)     Participation Agreement among MFS Variable Insurance
                      Trust, American Franklin and Massachusetts Financial
                      Services Company ("MFS"), dated July 30, 1996 is
                      incorporated herein by reference to Exhibit 8(d)(1) to
                      Form N-4 of Separate Account VA-1 of The American
                      Franklin Life Insurance Company, filed August 20, 1996
                      (Reg. No. 333-10489).
     1-A(8)(b)(2)     Indemnification Agreement between American Franklin and
                      MFS dated July 30, 1996 is incorporated herein by
                      reference to Exhibit 8(d)(2) to Form N-4 of Separate
                      Account VA-1 of The American Franklin Life Insurance
                      Company, filed August 20, 1996 (Reg. No. 333-10489).
     1-A(8)(b)(3)     Form of Amendment No. 1 dated November, 1996 to
                      Participation Agreement among MFS Variable Insurance
                      Trust, American Franklin and MFS is incorporated herein
                      by reference to Exhibit (8)(d)(3) to Form N-4 of Separate
                      Account VA-1 of The American Franklin Life Insurance
                      Company, filed November 26, 1996 (Reg. No. 333-10489).
     1-A(8)(b)(4)     Amendment No. 2 to Participation Agreement among American
                      Franklin, MFS Variable Insurance Trust and MFS, dated
                      November, 1997.  (To be filed by amendment.)
    *1-A(8)(c)        Modified Coinsurance Agreement between American Franklin
                      and Integrity, dated March 10, 1989.
    *1-A(8)(c)(1)     Amendment No. 1 to Modified Coinsurance Agreement between
                      American Franklin and Integrity.
     1-A(8)(c)(2)     Amendment No. 2 to Modified Coinsurance Agreement between
                      American Franklin and Integrity is incorporated herein by
                      reference to similarly designated exhibit to
                      Post-Effective Amendment No. 3 on Form S-6 of Separate
                      Account VUL-2 of The American Franklin Life Insurance
                      Company, filed February 28, 1997 (Reg. No. 33-77470).
     1-A(8)(c)(3)     Amendment No. 3 to Modified Coinsurance Agreement between
                      American Frankin, and Integrity effective January 1, 1997
                      is incorporated herein by reference to similarly
                      designated exhibit to Post-Effective Amendment No. 3 on
                      Form S-6 of Separate Account VUL-2 of The American
                      Franklin Life Insurance Company, filed February 28, 1997
                      (Reg. No. 33-77470).
     1-A(8)(c)(4)     Amendment No. 3 to Modified Coinsurance Agreement between
                      American Franklin, Integrity, and Phoenix Home Life
                      Mutual Insurance Company, assignee of Integrity is
                      incorporated herein by reference to similarly designated
                      exhibit to Post-Effective Amendment No. 3 on Form S-6 of
                      Separate Account VUL-2 of The American Franklin Life
                      Insurance Company, filed February 28, 1997 (Reg. No.
                      33-77470).
    *1-A(8)(d)        Reinsurance Agreement between American Franklin and The
                      Franklin Life Insurance Company ("The Franklin"),
                      effective as of January 1, 1988.
    *1-A(8)(d)(1)     Amendment No. 1 effective as of January 1, 1990 to
                      Reinsurance Agreement between American Franklin and The
                      Franklin.
    *1-A(8)(d)(2)     Amendment No. 2 effective as of January 1, 1990 to
                      Reinsurance Agreement between American Franklin and The
                      Franklin.


     1-A(8)(e)        Modified Coinsurance Agreement effective as of January 1,
                      1997 between American Franklin and The Franklin is
                      incorporated herein by reference to similarly designated
                      exhibit to Post-Effective Amendment No. 5 on Form S-6 of
                      Separate Account VUL-2 of The American Franklin Life
                      Insurance Company, filed February 27, 1998 (Reg. No.
                      33-77470).
     1-A(8)(e)(1)     Amendment No. 1 effective September 1, 1997 to Modified
                      Coinsurance Agreement between American Franklin and The
                      Franklin is incorporated herein by reference to similarly
                      designated exhibit to Post-Effective Amendment No. 5 on
                      Form S-6 of Separate Account VUL-2 of The American
                      Franklin Life Insurance Company, filed February 27, 1998
                      (Reg. No. 33-77470).
    *1-A(9)           Administrative Service Agreement between The Franklin and
                      American Franklin, dated May 16, l988.
     1-A(10)          Application for EquiBuilder III Policy is incorporated
                      herein be reference to similarly designated exhibit to
                      Post-Effective Amendment No. 5 on Form S-6 of Separate
                      Account VUL-2 of The American Franklin Life Insurance
                      Company, filed February 27, 1998 (Reg. No. 33-77470).


Other Exhibits:
     2                See Exhibit 1-A(5)(a) above.
   **3(a)             Opinion and Consent of Stephen P. Horvat, Jr., Esq.,
                      Senior Vice President, General Counsel and Secretary of
                      American Franklin.
     3(b)             Opinion and Consent of Robert M. Beuerlein, Executive
                      Vice President and Actuary of American Franklin.
     4                Inapplicable.
     5                Inapplicable.
     6(a)             Consent of Ernst & Young LLP
     6(b)             Consent of Sutherland, Asbill & Brennan LLP
     7                Power of Attorney is incorporated herein by reference to
                      similarly designated exhibit to Post Effective Amendment
                      No. 5 on Form S-6 of Separate Account VUL-2 of The
                      American Franklin Life Insurance Company, filed February
                      27, 1998 (Reg. No. 33-77470).
     8                Description of American Franklin's Issuance, Transfer and
                      Redemption Procedures for EquiBuilder III Policies
                      pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment
                      Company Act of 1940.
   **9                Notice of Cancellation Right Pursuant to Rule
                      6e-3(T)(b)(13)(viii) under the Investment Company Act of
                      1940.

       -----------------------------------------------------------------------
       * Incorporated herein by reference to similarly designated exhibit to Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed July 24, 1991 (Reg. No. 33-41838).

      ** Filed with original filing of the Registration Statement on Form S-6, filed April 7, 1994 (Reg. No. 33-77470).

     *** Incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 3 on Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed February 26, 1993 (Reg. No. 33-41838).

    **** Incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 1 on Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed March 2, 1995 (Reg. No. 33-77470).